UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

This report on Form N-CSR relates solely to the Registrant's Fidelity Intermediate Municipal Income Fund and Fidelity Strategic Income Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity®
Intermediate Municipal Income
Fund

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Class A	.66%
Actual		$ 1,000.00	$ 1,025.90	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.32
Class T	.65%
Actual		$ 1,000.00	$ 1,025.90	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Class B	1.29%
Actual		$ 1,000.00	$ 1,022.70	$ 6.49
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.47
Class C	1.44%
Actual		$ 1,000.00	$ 1,021.90	$ 7.24
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.22
Intermediate Municipal Income	.37%
Actual		$ 1,000.00	$ 1,027.30	$ 1.87
HypotheticalA		$ 1,000.00	$ 1,023.02	$ 1.86
Institutional Class	.42%
Actual		$ 1,000.00	$ 1,027.10	$ 2.12
HypotheticalA		$ 1,000.00	$ 1,022.77	$ 2.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.4	14.2
New York	11.8	12.9
Illinois	11.8	12.0
Florida	10.3	8.5
Texas	7.7	8.2
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.4	33.7
Special Tax	11.9	10.6
Health Care	11.8	14.4
Electric Utilities	11.1	10.9
Escrowed/Pre-Refunded	6.1	6.2
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	4.8	5.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	5.1	5.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 8.5%	AAA 6.6%
AA,A 75.8%	AA,A 75.9%
BBB 6.0%	BBB 7.4%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 1.3%	Not Rated 2.5%
Short-Term Investments and Net Other Assets 8.1%	Short-Term Investments and Net Other Assetss 7.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	$ 2,000	$ 2,002
5.5% 1/1/22	2,300	2,295
		4,297
Arizona - 2.1%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,978
5% 10/1/17 (FSA Insured)	10,000	11,593
5% 10/1/18 (FSA Insured)	2,500	2,889
5.25% 10/1/20 (FSA Insured)	6,695	7,844
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,833
6% 1/1/27	1,400	1,623
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,421
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,549
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,388
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,274
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,929
5% 7/1/20	2,550	2,823
5% 7/1/21	1,505	1,657
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	3,100	3,101
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.5% 7/1/12 (d)	2,450	2,450
5.5% 7/1/13 (d)	1,005	1,055
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,292
Series 2011 C, 5% 7/1/21	1,000	1,238
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19	1,165	1,165
Series 2009 A:
5% 7/1/14	1,500	1,637
5% 7/1/18	7,665	9,314
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev. Series 2011 B:
5% 7/1/20	$ 2,250	$ 2,696
5% 7/1/25	2,000	2,303
		102,052
California - 15.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,985
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,891
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/21 (a)	5,000	6,212
SeriesAM, 5% 12/1/19 (a)	5,015	5,955
Series AI:
5% 12/1/20	5,000	6,377
5% 12/1/25	2,195	2,696
5% 12/1/29	4,865	5,843
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,397
Series 2004 A:
5% 7/1/15	4,775	5,181
5.25% 7/1/12	1,210	1,210
5.25% 7/1/14	3,900	4,269
Series 2009 A:
5% 7/1/15	8,990	9,754
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,783
5% 7/1/19	7,625	9,271
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,247
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,562
5.25% 7/1/14	3,445	3,771
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,286
Series 2009 B, 5% 7/1/20	5,600	6,707
Series A, 5% 7/1/18	4,510	5,437
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
5% 10/1/13	1,550	1,637
5% 3/1/15	2,415	2,674
5% 8/1/16	6,070	7,008
5% 3/1/19	1,470	1,703
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/26	$ 2,200	$ 2,376
5% 6/1/27 (AMBAC Insured)	1,800	1,919
5.125% 11/1/24	1,900	2,010
5.25% 2/1/15	145	153
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	4,855	5,115
5.25% 2/1/16	2,995	3,154
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	5,505	5,800
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,642
5.25% 2/1/28	3,400	3,539
5.25% 12/1/33	110	115
5.25% 4/1/34	30	31
5.5% 4/1/13	1,400	1,453
5.5% 4/1/13 (AMBAC Insured)	1,000	1,038
5.5% 8/1/29	13,900	15,684
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,401
5.5% 8/1/30	10,000	11,219
5.5% 11/1/33	21,355	22,342
6% 3/1/33	12,375	14,637
6% 4/1/38	7,500	8,690
6% 11/1/39	35,800	41,812
6.5% 4/1/33	150	181
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	3,135	3,440
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,576
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	133
6.5% 10/1/38	5,300	6,402
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,240
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,415
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,407
Series 2011 D, 5% 8/15/35	3,000	3,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(d)	$ 3,400	$ 3,511
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,453
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,699
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,051
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	4,978
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,569
5.25% 10/1/25	4,000	4,508
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,798
Series 2012 A:
5% 4/1/22	2,100	2,425
5% 4/1/23	5,000	5,734
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,782
5% 12/1/21	2,500	2,905
Series 2005 K, 5% 11/1/16	7,195	7,986
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,445
Series 2009 G1, 5.75% 10/1/30	2,100	2,358
Series 2009 I, 6.125% 11/1/29	1,300	1,513
Series 2010 A, 5.75% 3/1/30	4,100	4,600
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,101
Series 2009 A:
5.75% 11/1/25	5,000	5,802
5.75% 11/1/28	5,000	5,729
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,034
5% 6/15/13	8,665	9,045
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	700
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,770	$ 8,018
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds:
Series 2011 A1, 0.53%, tender 7/1/14 (b)	40,825	40,849
Series 2011 A2, 0.53%, tender 7/1/14 (b)	18,265	18,276
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,098
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,620
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,797
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
5.75% 1/15/40	1,600	1,601
5.875% 1/15/27	1,000	1,037
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,118
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,000	3,142
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,833
Series 2010 C, 5.25% 8/1/39	3,700	4,222
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,530
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	15,433
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,507
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	25,488
Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,665
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,818
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	15,599
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	$ 4,000	$ 4,700
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,189
5% 7/1/23	3,800	4,467
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,692
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,154
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,420
5% 7/1/20	2,000	2,333
5% 7/1/21	1,500	1,721
5% 7/1/22	2,250	2,555
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,691
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,660
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,657
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,420	3,469
Poway Unified School District:
Series B:
0% 8/1/37	16,850	4,495
0% 8/1/38	4,650	1,171
0% 8/1/40	2,240	505
0% 8/1/36	12,950	3,685
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,817
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	839
5.25% 7/1/21	700	840
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,328
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,936
6.5% 8/1/27	3,500	4,271
6.5% 8/1/28	2,750	3,340
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	$ 8,465	$ 9,617
5.25% 8/1/26	2,200	2,350
5.5% 8/1/20	2,000	2,304
Series 2009 B, 5% 8/1/18	7,355	8,270
San Diego Conventtion Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,131
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,892
5% 5/15/22	2,000	2,393
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	837
0% 7/1/39	7,200	1,709
Series C:
0% 7/1/46	20,405	3,281
0% 7/1/47	13,000	1,981
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,739
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,114
0% 8/1/37	2,000	541
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,422
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,443
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,844
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,592
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	995
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,257
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,830
Series 2009 O, 5.25% 5/15/39	1,900	2,137
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	$ 4,400	$ 5,012
West Contra Costa Unified School District Series 2012, 5% 8/1/26 (a)	7,895	8,843
		741,506
Colorado - 0.8%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity)	5,000	4,998
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,116
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,618
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,721
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,105
5% 11/15/12 (Escrowed to Maturity)	120	122
5% 11/15/14	1,105	1,208
5% 11/15/14 (Escrowed to Maturity)	60	66
Series 2006 F:
5% 11/15/13	395	418
5% 11/15/13 (Escrowed to Maturity)	890	947
5% 11/15/14	420	459
5% 11/15/14 (Escrowed to Maturity)	935	1,036
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,205
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/12	675	675
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,388
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,596
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,129
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,330	$ 1,226
Series 2010 A:
0% 9/1/35	2,000	549
0% 9/1/37	3,000	709
0% 9/1/38	3,760	830
		40,250
Connecticut - 0.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(d)	4,700	4,720
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1:
5% 2/1/14	10,000	10,709
5% 2/1/15	10,000	11,111
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,025
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,174
		29,739
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,055
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,117
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	2,000	2,146
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,920
		20,238
Florida - 10.3%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	1,000	1,049
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,468
Series 2012 A:
5% 7/1/21	5,380	6,278
5% 7/1/22	5,000	5,844
5% 7/1/25	5,635	6,337
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2012 A:
5% 7/1/26	$ 24,585	$ 27,429
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,733
Series 2010 A3, 1.93% 6/1/13 (b)	52,200	52,634
Series 2011 A1, 5% 6/1/18	2,000	2,255
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,504
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/12	3,880	3,955
Series 2011:
5% 12/1/21	1,300	1,566
5% 12/1/23	2,245	2,647
5% 12/1/24	2,365	2,761
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,846
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	2,100	2,105
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,290
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,386
Series 2011 C:
5% 6/1/20	12,380	15,338
5% 6/1/21	13,005	16,173
5% 6/1/22	10,000	12,091
Series 2011 E, 5% 6/1/24	5,000	5,979
Series A, 5.5% 6/1/38	1,800	2,075
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,926
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,839
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,902
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,970	2,102
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,361
Series 2005 I:
5% 11/15/17	2,600	3,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/18	$ 2,000	$ 2,353
Series 2008 B, 6% 11/15/37	12,000	13,714
Series B:
5% 11/15/17	1,050	1,180
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	171
Series G:
5% 11/15/12	965	981
5% 11/15/12 (Escrowed to Maturity)	35	36
5% 11/15/13	1,545	1,637
5% 11/15/13 (Escrowed to Maturity)	55	58
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	8,750	8,798
Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	9,630
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,861
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	5,115
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,453
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,200
5% 9/1/22	2,270	2,669
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,326
5% 10/1/14	7,000	7,542
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,643
5% 10/1/23	5,320	6,120
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,360
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,110
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2011, 2% 10/1/12	2,300	2,309
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,134
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006, 5% 11/15/12	1,340	1,357
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	$ 3,330	$ 3,636
5.25% 6/1/24	3,750	4,089
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,216
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,108
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,499
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,739
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,585
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,008
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,885
5% 8/1/15 (AMBAC Insured)	5,990	6,506
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,669
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	8,261
5.75% 10/1/43	1,850	1,993
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,171
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101)	3,260	3,356
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,003
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,869
5% 11/1/14 (FSA Insured)	1,825	1,976
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,181
Series 2012 B, 5% 8/1/26	4,000	4,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/19	$ 1,500	$ 1,833
5% 10/1/20	3,500	4,306
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,547
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,090
Series 2011, 5% 10/1/24	8,600	10,077
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,827
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,301
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,517
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,020
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,987
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,601
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,790
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,954
5% 10/1/18 (FSA Insured) (d)	10,515	12,302
5% 10/1/19 (FSA Insured) (d)	5,965	6,972
		495,118
Georgia - 2.7%
Atlanta Arpt. Rev.:
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,228
Series 2011 B, 5% 1/1/13 (d)	1,000	1,021
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	10,000	10,242
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,800	3,826
1.2%, tender 4/1/14 (b)	5,200	5,235
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,631
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	$ 1,480	$ 1,777
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,338
5% 11/1/18	6,000	6,975
5% 11/1/19	3,000	3,530
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2005 V:
6.6% 1/1/18	35	38
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,733
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	568
5% 9/15/14	715	757
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,971
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	20,100	20,108
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,890
5.25% 1/1/20	1,625	1,972
Series 2008 D, 5.75% 1/1/19	11,500	13,981
Series 2009 B, 5% 1/1/16	2,500	2,823
Series 2011 A, 5% 1/1/21	9,000	10,780
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,363
5% 10/1/13	1,450	1,526
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,753
		132,066
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (d)	4,995	5,558
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,424
		9,982
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	$ 2,700	$ 3,134
6.75% 11/1/37	2,600	3,061
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,901
		8,096
Illinois - 11.8%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,088
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	920
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,809
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	3,065
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,890
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,948
Series 2010 F, 5% 12/1/31	20,000	22,015
Series 2011A, 5.5% 12/1/39	5,900	6,692
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999, 0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,847
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,844
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	13,627
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	373
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	199
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	976
Series 2006 A, 5% 1/1/23	10,975	12,036
Series 2009 A, 5% 1/1/27 (FSA Insured)	3,900	4,345
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18	3,580	3,580
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,104
Series 2010 D:
5.25% 1/1/18 (d)	750	863
5.25% 1/1/19 (d)	5,125	5,961
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2011 B, 5% 1/1/20	$ 4,430	$ 5,249
Series 2011 C, 6.5% 1/1/41	14,300	17,183
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,836
Series 2010 C:
5% 1/1/22	3,155	3,752
5% 1/1/23	3,400	3,981
5% 1/1/24	2,000	2,317
5.25% 1/1/37	3,385	3,764
5.25% 1/1/40	1,575	1,747
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,756
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,887
5% 6/1/19 (AMBAC Insured)	3,705	4,138
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	884
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,467
Series 2008, 5.25% 11/1/33	5,200	5,724
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,477
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,162
5% 12/15/24	1,000	1,151
Series 2012 C, 5% 12/15/25	2,120	2,414
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,183
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	643
Series 2009 D, 5% 11/15/17	3,250	3,812
Series 2010 A, 5.25% 11/15/24	17,925	20,687
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,785
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,983
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	$ 2,700	$ 2,471
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(d)	6,320	6,448
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,544
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	475	496
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	547
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,448
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	21,618
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,678
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,499
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,696
5.25% 10/1/14	2,290	2,464
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	3,099
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,063
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,677
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,045
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	7,201
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,506
5% 5/15/19	3,940	4,475
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,464
6.25% 5/1/21	6,395	7,686
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 785	$ 794
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,146
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,420
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	10,500	10,875
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,409
Series 2008 A, 5.625% 1/1/37	12,885	13,577
Series 2009:
6.875% 8/15/38	325	371
7% 8/15/44	1,165	1,331
Series 2010 A:
5.5% 8/15/24	2,110	2,345
5.75% 8/15/29	1,440	1,599
Illinois Gen. Oblig.:
Series 2002:
5.25% 12/1/17 (Pre-Refunded to 12/1/12 @ 100)	1,000	1,021
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,439
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,777
Series 2004 B, 5% 3/1/13	1,475	1,517
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,844
Series 2006:
5% 1/1/18	9,600	10,761
5% 1/1/19	3,200	3,607
Series 2007 B, 5% 1/1/15	1,150	1,239
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,112
Series 2010:
4% 1/1/13	3,900	3,964
5% 1/1/21 (FSA Insured)	10,000	11,092
Series 2012:
2% 2/1/13	10,500	10,583
3% 8/1/13	5,200	5,324
5% 3/1/20	3,250	3,651
5% 3/1/21	2,750	3,084
5% 3/1/22	5,000	5,623
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	$ 2,300	$ 2,302
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,345
5% 6/15/16	10,000	11,547
Series 2011, 4% 6/15/13	2,900	2,998
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,701
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	37,395
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,971
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,628
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,239
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,885
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	836
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,104
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,904
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,486
0% 12/1/14 (FSA Insured)	5,180	4,950
0% 12/1/15 (FSA Insured)	3,810	3,551
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,550
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	3,004
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,550	$ 3,230
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,851
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,064
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,386
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,011
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,179
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	6,609
Series 2012 B, 0% 12/15/51 (a)	48,500	5,491
Series 2002 A:
0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,665
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	4,280
Series 2010 B1, 0% 6/15/43 (FSA Insured)	13,725	2,568
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,874
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	567
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,258
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,167
5% 10/1/19	1,475	1,684
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,943
0% 4/1/14	3,500	3,433
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,488
0% 11/1/14 (FSA Insured)	1,285	1,247
0% 11/1/16 (Escrowed to Maturity)	995	952
0% 11/1/16 (FSA Insured)	3,005	2,775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/17 (FSA Insured)	$ 1,300	$ 1,160
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	972
		567,044
Indiana - 2.4%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,060
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,197
5% 1/10/14 (FSA Insured)	1,180	1,258
5% 7/10/14 (FSA Insured)	1,215	1,315
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,520
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,987
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,902
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	650	651
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,797
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,132
5.25% 7/15/16 (FSA Insured)	2,095	2,420
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	14,361
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(d)	1,650	1,823
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,591
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,591
5% 12/1/17	855	1,018
Series 2010 A, 5% 2/1/17	3,700	4,363
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	$ 7,800	$ 8,730
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	5,900
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,201
Indiana St Fin. Auth. Wastewtr. Series 2011 A, 5.25% 10/1/24	4,025	4,805
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,693
0% 12/1/17 (AMBAC Insured)	1,470	1,300
0% 6/1/18 (AMBAC Insured)	1,740	1,512
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (d)	1,110	1,134
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,868
5% 10/1/21	5,500	6,548
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100)	1,090	1,092
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,742
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,492
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,811
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,444
Univ. of Southern Indiana Rev. Series J:
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,808
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,976
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,618
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,539
		114,199
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,915
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	$ 285	$ 339
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,249
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,089
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,017
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,017
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,629
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,712
		12,052
Kentucky - 1.5%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,431
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,318
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,281
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,513
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	14,221
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	29,730
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,250
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	9,623
		73,367
Louisiana - 0.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,407
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	$ 1,050	$ 1,081
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,298
5% 7/1/15	2,740	3,022
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,845
0% 9/1/13 (AMBAC Insured)	1,400	1,359
		17,012
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,743
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,289
6% 7/1/38	1,800	2,107
		9,139
Maryland - 0.6%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,886
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	5,648
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/12	1,000	1,000
5% 7/1/17	1,190	1,347
5% 7/1/18	2,500	2,855
Series 2010, 5.125% 7/1/39	3,600	3,895
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,555	1,763
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,731
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	575
5% 4/1/16	1,665	1,907
		26,607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 2.2%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	$ 2,570	$ 3,181
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/13	750	767
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,194
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(d)	3,000	3,233
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100)	11,400	11,577
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100)	2,000	2,033
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,903
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	6,257
Series 2004 B, 5.25% 8/1/20	13,865	17,479
Series 2007 C:
5.25% 8/1/22	3,300	3,934
5.25% 8/1/23	1,600	1,895
5.25% 8/1/24	4,000	4,700
Series 2011 A, 5% 4/1/23	10,000	12,126
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	2,093
Series 2008 E2, 5% 7/1/12	2,075	2,075
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,907
5% 7/1/21	4,700	5,548
Bonds (Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,119
5%, tender 7/1/15 (b)	7,000	7,619
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	1,000
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	4,040
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,729
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		107,434
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - 1.8%
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003, 5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,513
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,306
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,755
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,234
Series 2006 D, 0.914% 7/1/32 (b)	5,530	4,165
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,777
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,737
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,405
5% 12/1/15	665	744
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,538
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,389
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,169
5% 11/15/21	650	762
Michigan Fin. Auth. Rev. Series 2012 B, 5% 7/1/22	2,900	3,306
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,604
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,012
5.5% 3/1/17	1,885	1,907
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,005
Series 2008 A, 5% 5/15/13	1,500	1,561
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,618
5% 12/1/26	980	1,087
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	261
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	12,352
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	$ 1,025	$ 1,067
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (d)	2,900	3,240
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,823
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,142
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,018
4% 1/1/14	1,100	1,149
5% 1/1/15	1,585	1,722
		88,790
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	591
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (d)	1,000	1,022
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,309
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,848
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	6,413
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,918
5% 1/1/20	4,500	5,379
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	945	984
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,796
5.5% 7/1/18	1,400	1,651
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/13	395	407
5% 5/15/14	250	265
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	1,000	1,154
		31,737
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	$ 1,310	$ 1,315
5% 8/15/13	1,500	1,557
		2,872
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,025
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100)	1,000	1,008
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,127
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,170
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	377
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100)	1,945	1,992
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,936
		8,635
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,649
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,956
Nevada - 0.3%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,548
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,133
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,758
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,043
5% 7/1/14	1,000	1,082
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	$ 2,300	$ 2,347
Nevada Gen. Oblig. Series 2012 B, 5% 8/1/21	1,395	1,695
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,854
		16,460
New Hampshire - 0.1%
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/22 (a)	2,250	2,650
New Jersey - 2.1%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,799
Series 2005 B, 5% 2/15/13	2,210	2,260
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,691
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,397
5.25% 6/15/21	4,500	5,176
5.25% 6/15/22	10,585	12,075
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,351
5.25% 3/1/21	6,500	7,102
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,328
5.25% 3/1/23	1,500	1,625
5.25% 3/1/24	5,550	6,019
5.25% 3/1/25	4,200	4,542
5.25% 3/1/26	4,700	5,070
Series 2008 Y, 5% 9/1/12 (Escrowed to Maturity)	2,545	2,564
Series 2012, 5% 6/15/13	2,000	2,082
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,642
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	3,735	3,956
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.93%, tender 12/22/14 (b)	17,100	17,155
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	4,945	5,569
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series 2003 B. 5.25% 12/15/19	$ 3,035	$ 3,702
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,109
		99,214
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,941
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,418
4% 9/1/16	3,000	3,306
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,421
		41,086
New York - 11.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,175
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,936
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,243
5.75% 7/1/40	1,000	1,096
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	4,740	4,955
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	3,181
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	6,142
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	9,367
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,884
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	7,119
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,000
Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	2,495	2,676
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	$ 3,600	$ 3,969
Series 2005 G, 5% 8/1/14	6,500	7,109
Series 2008 E, 5% 8/1/13	11,760	12,356
Series 2010 C, 5% 8/1/14	10,000	10,937
Series 2010 E, 5% 8/1/16	11,210	13,014
Series C:
5.5% 8/1/13	1,965	2,024
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100)	35	36
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,462
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	908
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,311
Series 2009 S2, 6% 7/15/38	7,000	8,096
Series 2009 S3:
5.25% 1/15/34	20,000	22,248
5.25% 1/15/39	2,600	2,873
Series 2009 S4, 5.75% 1/15/39	6,400	7,379
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,814
5% 2/1/21	3,510	4,358
Series 2010 B, 5% 11/1/20	37,195	45,439
Series 2010 D:
5% 11/1/15	1,475	1,687
5% 11/1/16	9,410	11,108
Series 2012 A, 5% 11/1/21	5,460	6,826
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	16,283
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	3,043
Series 2009 A:
5% 3/15/17	9,975	11,815
5% 3/15/19	11,040	13,406
Series 2009 D, 5% 6/15/13	28,070	29,335
Series A:
5% 2/15/19	1,000	1,212
5% 2/15/20	3,000	3,661
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	$ 5,275	$ 5,400
Series A:
5.75% 7/1/13	1,930	1,973
5.75% 7/1/13 (AMBAC Insured)	625	639
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/13	6,545	6,732
5% 8/15/13	7,390	7,764
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	895
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,706
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,999
Series 2009 A:
5% 7/1/20	5,000	5,959
5% 7/1/21	12,335	14,535
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	19,624
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,549
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	9,600	9,752
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,595
Series 2005 C, 5.25% 11/15/14	1,000	1,107
Series 2008 C, 6.5% 11/15/28	11,300	14,315
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	3,260	3,413
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(d)	28,100	28,165
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,526
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,504
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,539
5% 4/1/14	1,500	1,617
Series 2010 A, 5% 4/1/23	8,195	9,672
Series 2011 A, 5% 4/1/19	2,000	2,427
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund: - continued
Series 2011 A1, 5% 4/1/20	$ 2,220	$ 2,708
Series 2011 A2, 5% 4/1/21	2,000	2,455
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,150	1,198
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	2,325	2,428
Series 2008 D, 5% 1/1/13	9,500	9,722
Series 2011 A, 5% 3/15/22	7,605	9,248
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(d)	3,000	3,023
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	6,370	6,379
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,292
5.25% 6/1/22 (AMBAC Insured)	9,450	9,836
5.5% 6/1/19	1,000	1,048
Series 2003 B, 5.5% 6/1/18	1,910	1,917
Series 2003B 1C:
5.5% 6/1/19	4,700	4,923
5.5% 6/1/20	800	838
5.5% 6/1/22	600	628
Series 2011, 5% 6/1/16	17,000	19,570
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	9,100	10,107
		555,210
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,215	1,219
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,100	4,319
		5,538
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,706
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Dare County Ctfs. of Prtn. Series 2004: - continued
5.25% 6/1/20 (AMBAC Insured)	$ 1,520	$ 1,623
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,664
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,318
Series 2012, 5% 11/1/41	2,675	2,813
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,530
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13	2,350	2,402
Series 2009 B:
5% 1/1/15	1,250	1,375
5% 1/1/16	3,000	3,398
5% 1/1/20	2,110	2,464
Series 2012 A, 2% 1/1/14	4,780	4,881
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,587
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,500
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	7,160
5% 6/1/22	4,000	4,716
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,868
		44,005
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,000
5% 7/1/14	1,000	1,070
		2,070
Ohio - 2.6%
American Muni. Pwr., Inc. Rev. (Amp Freemont Energy Ctr. Proj.):
Series 2012 5% 2/15/23	2,175	2,546
Series 2012:
5% 2/15/21	1,250	1,475
5% 2/15/22	2,000	2,370
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
American Muni. Pwr., Inc. Rev. (Amp Freemont Energy Ctr. Proj.): - continued
Series 2012:
5% 2/15/24	$ 2,000	$ 2,314
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,531
5% 6/1/17	3,780	4,055
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,540
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,611
Ohio Air Quality Dev. Auth. Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 D, 4.75%, tender 8/1/12 (b)	6,100	6,120
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,664
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,886
5% 10/1/22	2,000	2,336
5% 10/1/23	3,000	3,468
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,153
Series 2010 B, 4% 9/15/15	2,830	3,126
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,800
5% 8/1/16	3,480	4,061
Series 2010 B, 5% 8/1/15	15,775	17,848
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,294
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,550
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,736
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,641
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(d)	15,000	15,334
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Olentangy Local School District 5.5% 12/1/15 (FSA Insured)	$ 25	$ 25
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,679
		124,163
Oklahoma - 0.7%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,174
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,438
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,738
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,396
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,508
5% 8/15/13	1,260	1,321
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,727
5% 1/1/22 (FSA Insured)	12,455	14,569
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,416
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,066
5% 12/15/14	850	938
		35,291
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,758
Pennsylvania - 3.1%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,500	3,569
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	$ 6,200	$ 6,519
Series 2008 B, 5% 6/15/13	2,000	2,085
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,419
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,135
5% 12/15/13	1,155	1,200
Series 2006 B, 5% 12/15/13	3,115	3,237
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	3,052
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,638
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	3,635	3,925
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,973
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,704
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,724
Series 2009 A, 5% 6/1/17	2,925	3,302
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,651
5% 3/1/22	2,000	2,353
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	2,079
Series 2011, 5% 7/1/21	2,100	2,632
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,467
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,979
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,267
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2009 B, 5% 12/1/16	$ 12,500	$ 14,562
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,770
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,224
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,847
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	742
Series 2010 C:
5% 9/1/20	14,000	16,055
5% 9/1/21	6,000	6,830
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,348
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,048
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,058
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,806
5% 9/1/20 (FSA Insured)	1,000	1,212
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,469
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,233
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,345	1,382
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,409
		149,905
Puerto Rico - 0.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5.25% 7/1/24	7,000	7,518
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(d)	10,400	10,433
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,516
		23,467
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	$ 630	$ 672
South Carolina - 0.8%
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,374
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,512
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 3% 11/1/12	1,590	1,602
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	829
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,298
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,152
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,809
Series 2012 B, 5% 12/1/19	7,200	8,824
Series 2012 C:
5% 12/1/13 (a)	2,600	2,728
5% 12/1/20 (a)	7,500	9,021
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,495
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,140
		39,784
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	426
5.25% 11/1/18	1,000	1,169
		1,595
Tennessee - 0.7%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,864
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev.: - continued
Series 2010 B, 5.625% 7/1/20 (d)	$ 5,000	$ 5,965
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,702
4.75% 7/1/15	3,560	3,881
Shelby County Gen. Oblig. Series B:
0% 12/1/12	9,765	9,744
0% 12/1/12 (Escrowed to Maturity)	235	235
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,733
		33,237
Texas - 7.7%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	2,038
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,597
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,017
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,906
6% 1/1/18	1,000	1,099
6% 1/1/19	1,335	1,461
Austin Elec. Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	5,645	5,611
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,710
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,555
5% 11/15/17	1,375	1,653
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,216
5.25% 2/15/42	6,000	6,618
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,489
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,324
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	176
5.375% 5/1/16 (FSA Insured)	185	186
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.: - continued
5.375% 5/1/17 (FSA Insured)	$ 195	$ 196
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	1,300	1,338
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,250
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,529
5% 8/15/13	9,575	9,925
Clint Independent School District Series 2003:
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100)	810	815
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100)	190	191
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,529
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,408
5.25% 12/1/43	2,555	2,805
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,648
5% 11/1/16	3,000	3,477
5% 11/1/21	1,500	1,697
Series 2009, 5% 11/1/19	1,000	1,204
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,602
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,995
Fort Worth Independent School District Series 2009, 5% 2/15/17	1,220	1,444
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	3,027
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,142
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,257
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,864
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,825
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,391
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,356
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	$ 2,400	$ 2,956
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (d)	8,000	9,377
Series A, 5.5% 7/1/39	6,000	6,681
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (b)	9,700	9,794
2%, tender 6/1/14 (b)	6,500	6,662
Series 2005 A, 0% 2/15/16	6,395	6,200
0% 8/15/15	2,000	1,948
Houston Util. Sys. Rev. Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,963
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,212
0% 2/15/17	1,400	1,329
Series 2009, 4% 2/15/14	410	434
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,104
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,266
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,003
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,590
0% 8/15/17	1,020	959
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,689
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,529
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,747
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,913
5% 5/15/14	5,980	6,469
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	16
5% 5/15/15	2,470	2,767
5% 5/15/15 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21 (Pre-Refunded to 5/15/13 @ 100)	2,405	2,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Manor Independent School District Series 2007, 5.25% 8/1/34	$ 2,000	$ 2,253
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,228
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,612
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,055
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,314
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,819
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,221
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,591
Series 2011 A:
5.5% 9/1/41	1,200	1,395
6% 9/1/41	1,000	1,212
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,357
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,814
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,419
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,221
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100)	1,000	1,004
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100)	1,050	1,054
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (d)	2,165	2,398
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,786
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,961
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	$ 6,000	$ 7,476
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,816
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	4,021
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,425
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	2,941
Series 2009:
5% 10/1/19	3,045	3,671
5% 10/1/20	2,180	2,599
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,817
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,245
5% 11/15/14	2,005	2,204
5% 11/15/15	1,880	2,134
5.75% 11/15/24	4,700	5,509
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	8,220
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,921
Texas Gen. Oblig.:
Series 2008, 5% 4/1/25	3,200	3,750
Series 2009 A, 5% 10/1/17	3,660	4,414
Series 2011 A:
5% 8/1/19 (d)	1,545	1,846
5% 8/1/21 (d)	1,530	1,828
Series 2011 B, 2% 8/1/12 (d)	3,300	3,304
Series 2011 C:
5% 8/1/20 (d)	1,625	1,948
5% 8/1/21 (d)	1,460	1,744
Series B, 0% 10/1/13	8,900	8,797
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,748
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	7,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,300	$ 1,402
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	5,810	5,821
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,855
Series 2007, 5% 4/1/26	3,200	3,630
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,174
5.625% 7/15/21	440	441
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,077
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,185
Waller Independent School District:
5.5% 2/15/26	3,220	3,712
5.5% 2/15/33	4,160	4,689
5.5% 2/15/37	4,820	5,359
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,446
White Settlement Independent School District:
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	1,190	1,197
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	60	60
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	843
Ysleta Independent School District Series 2005, 5% 8/15/23	1,745	1,941
		370,747
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,953
5% 8/15/18	2,500	2,974
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,718
		13,645
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,320	2,329
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,013
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - continued
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.: - continued
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	$ 1,200	$ 1,280
5% 12/1/15 (FSA Insured)	1,000	1,088
		5,710
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,393
5% 10/1/14	3,000	3,201
		6,594
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(d)	7,500	7,630
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,239
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	12,823
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,622
		25,314
Washington - 2.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,547
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,366
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(d)	1,000	1,076
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,483
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,000
Series 2012 A:
5% 7/1/19	10,000	12,284
5% 7/1/20	25,000	30,865
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 145	$ 146
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100)	1,855	1,871
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,208
5% 1/1/23	1,000	1,202
5% 1/1/24	2,330	2,767
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,094
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,505
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,851
Series 2009, 5.25% 1/1/42	1,900	2,136
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,526
5% 12/1/19	1,385	1,663
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,062
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B, 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,790
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Escrowed to Maturity)	2,025	2,024
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,067
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,765
5% 8/15/16	2,500	2,823
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,385
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	$ 4,400	$ 4,838
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,000
		123,407
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,055
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,510
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,515
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	3,044
		7,124
Wisconsin - 0.3%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,278
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,904
5.75% 7/1/30	2,000	2,230
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,068
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	905
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5.5% 8/15/14	1,775	1,857
Series 2006 A, 5% 8/15/12	4,795	4,818
		14,060
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,115
TOTAL MUNICIPAL BONDS (Cost $4,109,118)		4,405,573
Municipal Notes - 0.3%
	Principal Amount (000s)	Value (000s)
New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12 (Cost $12,803)	$ 12,800	$ 12,806
Money Market Funds - 4.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.21% (c)(e) (Cost $193,034)	193,034,000	193,034
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $4,314,955)		4,611,413
NET OTHER ASSETS (LIABILITIES) - 4.1%		198,219
NET ASSETS - 100%		$ 4,809,632
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 152
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,418,379	$ -	$ 4,418,379	$ -
Money Market Funds	193,034	193,034	-	-
Total Investments in Securities:	$ 4,611,413	$ 193,034	$ 4,418,379	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.4%
Special Tax	11.9%
Health Care	11.8%
Electric Utilities	11.1%
Escrowed/Pre-Refunded	6.1%
Transportation	5.9%
Water & Sewer	5.8%
Others (Individually Less Than 5%)	5.9%
Short-Term Investments and Net Other Assets	8.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,121,921)	$ 4,418,379
Fidelity Central Funds (cost $193,034)	193,034
Total Investments (cost $4,314,955)		$ 4,611,413
Cash		190,224
Receivable for investments sold		609
Receivable for fund shares sold		4,160
Interest receivable		52,549
Distributions receivable from Fidelity Central Funds		33
Other receivables		46
Total assets		4,859,034

Liabilities
Payable for investments purchased Regular delivery	$ 676
Delayed delivery	40,428
Payable for fund shares redeemed	2,489
Distributions payable	3,429
Accrued management fee	1,068
Distribution and service plan fees payable	94
Other affiliated payables	1,178
Other payables and accrued expenses	40
Total liabilities		49,402

Net Assets		$ 4,809,632
Net Assets consist of:
Paid in capital		$ 4,509,970
Undistributed net investment income		655
Accumulated undistributed net realized gain (loss) on investments		2,549
Net unrealized appreciation (depreciation) on investments		296,458
Net Assets		$ 4,809,632

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($127,290 ÷ 12,029.1 shares)	$ 10.58

Maximum offering price per share (100/96.00 of $10.58)	$ 11.02
Class T: Net Asset Value and redemption price per share ($17,579 ÷ 1,662.2 shares)	$ 10.58

Maximum offering price per share (100/96.00 of $10.58)	$ 11.02
Class B: Net Asset Value and offering price per share ($3,129 ÷ 295.7 shares)A	$ 10.58

Class C: Net Asset Value and offering price per share ($75,038 ÷ 7,088.8 shares)A	$ 10.59

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,290,540 ÷ 405,720.3 shares)	$ 10.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($296,056 ÷ 27,954.9 shares)	$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 78,966
Income from Fidelity Central Funds		152
Total income		79,118

Expenses
Management fee	$ 6,229
Transfer agent fees	2,050
Distribution and service plan fees	544
Accounting fees and expenses	323
Custodian fees and expenses	26
Independent trustees' compensation	8
Registration fees	134
Audit	29
Legal	5
Miscellaneous	22
Total expenses before reductions	9,370
Expense reductions	(81)	9,289
Net investment income (loss)		69,829
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,194
Change in net unrealized appreciation (depreciation) on investment securities		50,414
Net gain (loss)		53,608
Net increase (decrease) in net assets resulting from operations		$ 123,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,829	$ 141,368
Net realized gain (loss)	3,194	(645)
Change in net unrealized appreciation (depreciation)	50,414	177,505
Net increase (decrease) in net assets resulting from operations	123,437	318,228
Distributions to shareholders from net investment income	(68,000)	(142,667)
Distributions to shareholders from net realized gain	-	(4,880)
Total distributions	(68,000)	(147,547)
Share transactions - net increase (decrease)	275,151	31,139
Redemption fees	31	58
Total increase (decrease) in net assets	330,619	201,878

Net Assets
Beginning of period	4,479,013	4,277,135
End of period (including undistributed net investment income of $655 and distributions in excess of net investment income of $1,174, respectively)	$ 4,809,632	$ 4,479,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.144	.318	.318	.325	.344	.357
Net realized and unrealized gain (loss)	.126	.435	(.088)	.482	(.277)	.005
Total from investment operations	.270	.753	.230	.807	.067	.362
Distributions from net investment income	(.140)	(.321)	(.317)	(.327)	(.346)	(.357)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.140)	(.333)	(.360)	(.327)	(.348)	(.372)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.58	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return B,C,D	2.59%	7.65%	2.25%	8.43%	.69%	3.71%
Ratios to Average Net Assets F,H
Expenses before reductions	.66% A	.68%	.68%	.71%	.68%	.68%
Expenses net of fee waivers, if any	.66% A	.68%	.68%	.71%	.68%	.68%
Expenses net of all reductions	.66% A	.68%	.68%	.71%	.61%	.61%
Net investment income (loss)	2.74% A	3.12%	3.09%	3.25%	3.55%	3.61%
Supplemental Data
Net assets, end of period (in millions)	$ 127	$ 115	$ 113	$ 106	$ 43	$ 6
Portfolio turnover rate G	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.144	.319	.320	.328	.347	.355
Net realized and unrealized gain (loss)	.126	.436	(.087)	.481	(.279)	.006
Total from investment operations	.270	.755	.233	.809	.068	.361
Distributions from net investment income	(.140)	(.323)	(.320)	(.329)	(.347)	(.356)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.140)	(.335)	(.363)	(.329)	(.349)	(.371)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.58	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return B,C,D	2.59%	7.67%	2.28%	8.46%	.70%	3.70%
Ratios to Average Net Assets F,H
Expenses before reductions	.65% A	.67%	.66%	.69%	.68%	.68%
Expenses net of fee waivers, if any	.65% A	.67%	.66%	.69%	.68%	.68%
Expenses net of all reductions	.65% A	.67%	.65%	.68%	.63%	.63%
Net investment income (loss)	2.75% A	3.14%	3.11%	3.28%	3.53%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 18	$ 13	$ 12	$ 9	$ 5
Portfolio turnover rate G	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.111	.254	.252	.261	.278	.289
Net realized and unrealized gain (loss)	.125	.435	(.087)	.481	(.278)	.003
Total from investment operations	.236	.689	.165	.742	-	.292
Distributions from net investment income	(.106)	(.257)	(.252)	(.262)	(.279)	(.287)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.106)	(.269)	(.295)	(.262)	(.281)	(.302)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.001	- J
Net asset value, end of period	$ 10.58	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return B,C,D	2.27%	6.98%	1.60%	7.73%	0.00% H	2.99%
Ratios to Average Net Assets F,I
Expenses before reductions	1.29% A	1.32%	1.32%	1.35%	1.37%	1.37%
Expenses net of fee waivers, if any	1.29% A	1.32%	1.32%	1.35%	1.37%	1.37%
Expenses net of all reductions	1.29% A	1.31%	1.31%	1.35%	1.31%	1.30%
Net investment income (loss)	2.11% A	2.49%	2.46%	2.61%	2.85%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,129	$ 3,269	$ 3,650	$ 3,261	$ 1,403	$ 546
Portfolio turnover rate G	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.04	$ 10.16	$ 9.68	$ 9.97	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.103	.240	.240	.252	.271	.283
Net realized and unrealized gain (loss)	.126	.435	(.078)	.480	(.290)	.004
Total from investment operations	.229	.675	.162	.732	(.019)	.287
Distributions from net investment income	(.099)	(.243)	(.239)	(.252)	(.270)	(.282)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.099)	(.255)	(.282)	(.252)	(.272)	(.297)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.59	$ 10.46	$ 10.04	$ 10.16	$ 9.68	$ 9.97
Total Return B,C,D	2.19%	6.82%	1.58%	7.63%	(.18)%	2.93%
Ratios to Average Net Assets F,H
Expenses before reductions	1.44% A	1.46%	1.44%	1.45%	1.45%	1.42%
Expenses net of fee waivers, if any	1.44% A	1.46%	1.44%	1.45%	1.45%	1.42%
Expenses net of all reductions	1.44% A	1.45%	1.44%	1.45%	1.39%	1.35%
Net investment income (loss)	1.96% A	2.35%	2.33%	2.52%	2.78%	2.87%
Supplemental Data
Net assets, end of period (in millions)	$ 75	$ 65	$ 64	$ 49	$ 15	$ 3
Portfolio turnover rate G	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.15	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) D	.159	.347	.347	.355	.372	.381
Net realized and unrealized gain (loss)	.126	.435	(.077)	.472	(.278)	.006
Total from investment operations	.285	.782	.270	.827	.094	.387
Distributions from net investment income	(.155)	(.350)	(.347)	(.357)	(.373)	(.382)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.155)	(.362)	(.390)	(.357)	(.375)	(.397)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 10.58	$ 10.45	$ 10.03	$ 10.15	$ 9.68	$ 9.96
Total Return B, C	2.73%	7.96%	2.65%	8.65%	.96%	3.97%
Ratios to Average Net Assets E,G
Expenses before reductions	.37% A	.40%	.39%	.41%	.42%	.42%
Expenses net of fee waivers, if any	.37% A	.40%	.39%	.41%	.42%	.42%
Expenses net of all reductions	.37% A	.40%	.39%	.41%	.38%	.37%
Net investment income (loss)	3.03% A	3.41%	3.38%	3.55%	3.79%	3.85%
Supplemental Data
Net assets, end of period (in millions)	$ 4,291	$ 4,003	$ 3,807	$ 3,775	$ 2,694	$ 2,013
Portfolio turnover rate F	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.04	$ 10.17	$ 9.69	$ 9.97	$ 9.98
Income from Investment Operations
Net investment income (loss) D	.157	.343	.341	.351	.369	.378
Net realized and unrealized gain (loss)	.125	.435	(.087)	.481	(.276)	.006
Total from investment operations	.282	.778	.254	.832	.093	.384
Distributions from net investment income	(.152)	(.346)	(.341)	(.352)	(.372)	(.379)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.152)	(.358)	(.384)	(.352)	(.374)	(.394)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 10.59	$ 10.46	$ 10.04	$ 10.17	$ 9.69	$ 9.97
Total Return B, C	2.71%	7.91%	2.49%	8.69%	.96%	3.95%
Ratios to Average Net Assets E,G
Expenses before reductions	.42% A	.44%	.46%	.47%	.43%	.44%
Expenses net of fee waivers, if any	.42% A	.44%	.46%	.47%	.43%	.44%
Expenses net of all reductions	.41% A	.44%	.46%	.46%	.36%	.39%
Net investment income (loss)	2.98% A	3.37%	3.31%	3.50%	3.80%	3.83%
Supplemental Data
Net assets, end of period (in millions)	$ 296	$ 274	$ 277	$ 660	$ 253	$ 54
Portfolio turnover rate F	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual fund, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and deferred trustees compensation.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 299,140
Gross unrealized depreciation	(2,573)
Net unrealized appreciation (depreciation) on securities and other investments	$ 296,567

Tax cost	$ 4,314,846

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

No expiration
Short term	$ (645)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $563,056 and $340,256, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .27% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 155	$ 11
Class T	-%	.25%	22	-
Class B	.65%	.25%	14	10
Class C	.75%	.25%	353	85
			$ 544	$ 106

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21
Class T	2
Class B*	2
Class C*	4
$ 29

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 73.12
Class T	9.11
Class B	2.10
Class C	50.14
Intermediate Municipal Income	1,739.08
Institutional Class	177.13
	$ 2,050

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $26 and $55, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Class A	$ 1,635	$ 3,370
Class T	231	416
Class B	32	86
Class C	657	1,433
Intermediate Municipal Income	61,409	128,225
Institutional Class	4,036	9,137
Total	$ 68,000	$ 142,667
From net realized gain
Class A	$ -	$ 126
Class T	-	15
Class B	-	4
Class C	-	72
Intermediate Municipal Income	-	4,330
Institutional Class	-	333
Total	$ -	$ 4,880

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Class A
Shares sold	2,508	3,563	$ 26,483	$ 36,321
Reinvestment of distributions	113	245	1,199	2,493
Shares redeemed	(1,631)	(3,985)	(17,224)	(40,305)
Net increase (decrease)	990	(177)	$ 10,458	$ (1,491)
Class T
Shares sold	153	674	$ 1,615	$ 6,926
Reinvestment of distributions	18	33	185	335
Shares redeemed	(203)	(332)	(2,136)	(3,338)
Net increase (decrease)	(32)	375	$ (336)	$ 3,923
Class B
Shares sold	2	28	$ 18	$ 283
Reinvestment of distributions	2	5	18	49
Shares redeemed	(21)	(84)	(215)	(848)
Net increase (decrease)	(17)	(51)	$ (179)	$ (516)
Class C
Shares sold	1,413	1,639	$ 14,914	$ 16,775
Reinvestment of distributions	44	99	462	1,007
Shares redeemed	(628)	(1,810)	(6,633)	(18,310)
Net increase (decrease)	829	(72)	$ 8,743	$ (528)
Intermediate Municipal Income
Shares sold	55,770	106,346	$ 587,916	$ 1,081,129
Reinvestment of distributions	4,115	9,123	43,484	92,856
Shares redeemed	(37,383)	(111,915)	(393,909)	(1,129,814)
Net increase (decrease)	22,502	3,554	$ 237,491	$ 44,171
Institutional Class
Shares sold	6,359	13,604	$ 67,234	$ 138,309
Reinvestment of distributions	176	358	1,860	3,652
Shares redeemed	(4,745)	(15,429)	(50,120)	(156,381)
Net increase (decrease)	1,790	(1,467)	$ 18,974	$ (14,420)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

LIM-USAN-0812
1.787784.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
Intermediate Municipal Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Intermediate
Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Class A	.66%
Actual		$ 1,000.00	$ 1,025.90	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.32
Class T	.65%
Actual		$ 1,000.00	$ 1,025.90	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Class B	1.29%
Actual		$ 1,000.00	$ 1,022.70	$ 6.49
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.47
Class C	1.44%
Actual		$ 1,000.00	$ 1,021.90	$ 7.24
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.22
Intermediate Municipal Income	.37%
Actual		$ 1,000.00	$ 1,027.30	$ 1.87
HypotheticalA		$ 1,000.00	$ 1,023.02	$ 1.86
Institutional Class	.42%
Actual		$ 1,000.00	$ 1,027.10	$ 2.12
HypotheticalA		$ 1,000.00	$ 1,022.77	$ 2.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.4	14.2
New York	11.8	12.9
Illinois	11.8	12.0
Florida	10.3	8.5
Texas	7.7	8.2
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.4	33.7
Special Tax	11.9	10.6
Health Care	11.8	14.4
Electric Utilities	11.1	10.9
Escrowed/Pre-Refunded	6.1	6.2
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	4.8	5.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	5.1	5.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 8.5%	AAA 6.6%
AA,A 75.8%	AA,A 75.9%
BBB 6.0%	BBB 7.4%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 1.3%	Not Rated 2.5%
Short-Term Investments and Net Other Assets 8.1%	Short-Term Investments and Net Other Assetss 7.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	$ 2,000	$ 2,002
5.5% 1/1/22	2,300	2,295
		4,297
Arizona - 2.1%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,978
5% 10/1/17 (FSA Insured)	10,000	11,593
5% 10/1/18 (FSA Insured)	2,500	2,889
5.25% 10/1/20 (FSA Insured)	6,695	7,844
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,833
6% 1/1/27	1,400	1,623
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,421
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,549
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,388
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,274
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,929
5% 7/1/20	2,550	2,823
5% 7/1/21	1,505	1,657
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	3,100	3,101
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.5% 7/1/12 (d)	2,450	2,450
5.5% 7/1/13 (d)	1,005	1,055
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,292
Series 2011 C, 5% 7/1/21	1,000	1,238
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19	1,165	1,165
Series 2009 A:
5% 7/1/14	1,500	1,637
5% 7/1/18	7,665	9,314
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev. Series 2011 B:
5% 7/1/20	$ 2,250	$ 2,696
5% 7/1/25	2,000	2,303
		102,052
California - 15.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,985
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,891
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/21 (a)	5,000	6,212
SeriesAM, 5% 12/1/19 (a)	5,015	5,955
Series AI:
5% 12/1/20	5,000	6,377
5% 12/1/25	2,195	2,696
5% 12/1/29	4,865	5,843
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,397
Series 2004 A:
5% 7/1/15	4,775	5,181
5.25% 7/1/12	1,210	1,210
5.25% 7/1/14	3,900	4,269
Series 2009 A:
5% 7/1/15	8,990	9,754
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,783
5% 7/1/19	7,625	9,271
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,247
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,562
5.25% 7/1/14	3,445	3,771
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,286
Series 2009 B, 5% 7/1/20	5,600	6,707
Series A, 5% 7/1/18	4,510	5,437
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
5% 10/1/13	1,550	1,637
5% 3/1/15	2,415	2,674
5% 8/1/16	6,070	7,008
5% 3/1/19	1,470	1,703
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/26	$ 2,200	$ 2,376
5% 6/1/27 (AMBAC Insured)	1,800	1,919
5.125% 11/1/24	1,900	2,010
5.25% 2/1/15	145	153
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	4,855	5,115
5.25% 2/1/16	2,995	3,154
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	5,505	5,800
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,642
5.25% 2/1/28	3,400	3,539
5.25% 12/1/33	110	115
5.25% 4/1/34	30	31
5.5% 4/1/13	1,400	1,453
5.5% 4/1/13 (AMBAC Insured)	1,000	1,038
5.5% 8/1/29	13,900	15,684
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,401
5.5% 8/1/30	10,000	11,219
5.5% 11/1/33	21,355	22,342
6% 3/1/33	12,375	14,637
6% 4/1/38	7,500	8,690
6% 11/1/39	35,800	41,812
6.5% 4/1/33	150	181
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	3,135	3,440
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,576
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	133
6.5% 10/1/38	5,300	6,402
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,240
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,415
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,407
Series 2011 D, 5% 8/15/35	3,000	3,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(d)	$ 3,400	$ 3,511
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,453
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,699
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,051
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	4,978
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,569
5.25% 10/1/25	4,000	4,508
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,798
Series 2012 A:
5% 4/1/22	2,100	2,425
5% 4/1/23	5,000	5,734
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,782
5% 12/1/21	2,500	2,905
Series 2005 K, 5% 11/1/16	7,195	7,986
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,445
Series 2009 G1, 5.75% 10/1/30	2,100	2,358
Series 2009 I, 6.125% 11/1/29	1,300	1,513
Series 2010 A, 5.75% 3/1/30	4,100	4,600
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,101
Series 2009 A:
5.75% 11/1/25	5,000	5,802
5.75% 11/1/28	5,000	5,729
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,034
5% 6/15/13	8,665	9,045
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	700
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,770	$ 8,018
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds:
Series 2011 A1, 0.53%, tender 7/1/14 (b)	40,825	40,849
Series 2011 A2, 0.53%, tender 7/1/14 (b)	18,265	18,276
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,098
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,620
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,797
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
5.75% 1/15/40	1,600	1,601
5.875% 1/15/27	1,000	1,037
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,118
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,000	3,142
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,833
Series 2010 C, 5.25% 8/1/39	3,700	4,222
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,530
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	15,433
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,507
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	25,488
Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,665
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,818
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	15,599
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	$ 4,000	$ 4,700
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,189
5% 7/1/23	3,800	4,467
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,692
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,154
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,420
5% 7/1/20	2,000	2,333
5% 7/1/21	1,500	1,721
5% 7/1/22	2,250	2,555
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,691
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,660
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,657
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,420	3,469
Poway Unified School District:
Series B:
0% 8/1/37	16,850	4,495
0% 8/1/38	4,650	1,171
0% 8/1/40	2,240	505
0% 8/1/36	12,950	3,685
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,817
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	839
5.25% 7/1/21	700	840
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,328
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,936
6.5% 8/1/27	3,500	4,271
6.5% 8/1/28	2,750	3,340
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	$ 8,465	$ 9,617
5.25% 8/1/26	2,200	2,350
5.5% 8/1/20	2,000	2,304
Series 2009 B, 5% 8/1/18	7,355	8,270
San Diego Conventtion Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,131
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,892
5% 5/15/22	2,000	2,393
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	837
0% 7/1/39	7,200	1,709
Series C:
0% 7/1/46	20,405	3,281
0% 7/1/47	13,000	1,981
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,739
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,114
0% 8/1/37	2,000	541
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,422
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,443
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,844
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,592
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	995
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,257
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,830
Series 2009 O, 5.25% 5/15/39	1,900	2,137
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	$ 4,400	$ 5,012
West Contra Costa Unified School District Series 2012, 5% 8/1/26 (a)	7,895	8,843
		741,506
Colorado - 0.8%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity)	5,000	4,998
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,116
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,618
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,721
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,105
5% 11/15/12 (Escrowed to Maturity)	120	122
5% 11/15/14	1,105	1,208
5% 11/15/14 (Escrowed to Maturity)	60	66
Series 2006 F:
5% 11/15/13	395	418
5% 11/15/13 (Escrowed to Maturity)	890	947
5% 11/15/14	420	459
5% 11/15/14 (Escrowed to Maturity)	935	1,036
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,205
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/12	675	675
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,388
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,596
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,129
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,330	$ 1,226
Series 2010 A:
0% 9/1/35	2,000	549
0% 9/1/37	3,000	709
0% 9/1/38	3,760	830
		40,250
Connecticut - 0.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(d)	4,700	4,720
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1:
5% 2/1/14	10,000	10,709
5% 2/1/15	10,000	11,111
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,025
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,174
		29,739
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,055
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,117
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	2,000	2,146
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,920
		20,238
Florida - 10.3%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	1,000	1,049
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,468
Series 2012 A:
5% 7/1/21	5,380	6,278
5% 7/1/22	5,000	5,844
5% 7/1/25	5,635	6,337
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2012 A:
5% 7/1/26	$ 24,585	$ 27,429
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,733
Series 2010 A3, 1.93% 6/1/13 (b)	52,200	52,634
Series 2011 A1, 5% 6/1/18	2,000	2,255
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,504
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/12	3,880	3,955
Series 2011:
5% 12/1/21	1,300	1,566
5% 12/1/23	2,245	2,647
5% 12/1/24	2,365	2,761
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,846
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	2,100	2,105
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,290
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,386
Series 2011 C:
5% 6/1/20	12,380	15,338
5% 6/1/21	13,005	16,173
5% 6/1/22	10,000	12,091
Series 2011 E, 5% 6/1/24	5,000	5,979
Series A, 5.5% 6/1/38	1,800	2,075
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,926
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,839
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,902
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,970	2,102
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,361
Series 2005 I:
5% 11/15/17	2,600	3,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/18	$ 2,000	$ 2,353
Series 2008 B, 6% 11/15/37	12,000	13,714
Series B:
5% 11/15/17	1,050	1,180
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	171
Series G:
5% 11/15/12	965	981
5% 11/15/12 (Escrowed to Maturity)	35	36
5% 11/15/13	1,545	1,637
5% 11/15/13 (Escrowed to Maturity)	55	58
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	8,750	8,798
Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	9,630
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,861
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	5,115
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,453
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,200
5% 9/1/22	2,270	2,669
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,326
5% 10/1/14	7,000	7,542
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,643
5% 10/1/23	5,320	6,120
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,360
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,110
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2011, 2% 10/1/12	2,300	2,309
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,134
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006, 5% 11/15/12	1,340	1,357
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	$ 3,330	$ 3,636
5.25% 6/1/24	3,750	4,089
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,216
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,108
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,499
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,739
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,585
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,008
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,885
5% 8/1/15 (AMBAC Insured)	5,990	6,506
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,669
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	8,261
5.75% 10/1/43	1,850	1,993
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,171
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101)	3,260	3,356
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,003
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,869
5% 11/1/14 (FSA Insured)	1,825	1,976
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,181
Series 2012 B, 5% 8/1/26	4,000	4,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/19	$ 1,500	$ 1,833
5% 10/1/20	3,500	4,306
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,547
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,090
Series 2011, 5% 10/1/24	8,600	10,077
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,827
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,301
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,517
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,020
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,987
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,601
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,790
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,954
5% 10/1/18 (FSA Insured) (d)	10,515	12,302
5% 10/1/19 (FSA Insured) (d)	5,965	6,972
		495,118
Georgia - 2.7%
Atlanta Arpt. Rev.:
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,228
Series 2011 B, 5% 1/1/13 (d)	1,000	1,021
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	10,000	10,242
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,800	3,826
1.2%, tender 4/1/14 (b)	5,200	5,235
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,631
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	$ 1,480	$ 1,777
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,338
5% 11/1/18	6,000	6,975
5% 11/1/19	3,000	3,530
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2005 V:
6.6% 1/1/18	35	38
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,733
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	568
5% 9/15/14	715	757
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,971
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	20,100	20,108
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,890
5.25% 1/1/20	1,625	1,972
Series 2008 D, 5.75% 1/1/19	11,500	13,981
Series 2009 B, 5% 1/1/16	2,500	2,823
Series 2011 A, 5% 1/1/21	9,000	10,780
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,363
5% 10/1/13	1,450	1,526
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,753
		132,066
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (d)	4,995	5,558
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,424
		9,982
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	$ 2,700	$ 3,134
6.75% 11/1/37	2,600	3,061
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,901
		8,096
Illinois - 11.8%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,088
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	920
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,809
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	3,065
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,890
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,948
Series 2010 F, 5% 12/1/31	20,000	22,015
Series 2011A, 5.5% 12/1/39	5,900	6,692
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999, 0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,847
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,844
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	13,627
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	373
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	199
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	976
Series 2006 A, 5% 1/1/23	10,975	12,036
Series 2009 A, 5% 1/1/27 (FSA Insured)	3,900	4,345
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18	3,580	3,580
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,104
Series 2010 D:
5.25% 1/1/18 (d)	750	863
5.25% 1/1/19 (d)	5,125	5,961
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2011 B, 5% 1/1/20	$ 4,430	$ 5,249
Series 2011 C, 6.5% 1/1/41	14,300	17,183
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,836
Series 2010 C:
5% 1/1/22	3,155	3,752
5% 1/1/23	3,400	3,981
5% 1/1/24	2,000	2,317
5.25% 1/1/37	3,385	3,764
5.25% 1/1/40	1,575	1,747
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,756
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,887
5% 6/1/19 (AMBAC Insured)	3,705	4,138
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	884
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,467
Series 2008, 5.25% 11/1/33	5,200	5,724
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,477
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,162
5% 12/15/24	1,000	1,151
Series 2012 C, 5% 12/15/25	2,120	2,414
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,183
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	643
Series 2009 D, 5% 11/15/17	3,250	3,812
Series 2010 A, 5.25% 11/15/24	17,925	20,687
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,785
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,983
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	$ 2,700	$ 2,471
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(d)	6,320	6,448
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,544
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	475	496
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	547
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,448
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	21,618
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,678
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,499
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,696
5.25% 10/1/14	2,290	2,464
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	3,099
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,063
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,677
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,045
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	7,201
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,506
5% 5/15/19	3,940	4,475
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,464
6.25% 5/1/21	6,395	7,686
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 785	$ 794
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,146
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,420
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	10,500	10,875
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,409
Series 2008 A, 5.625% 1/1/37	12,885	13,577
Series 2009:
6.875% 8/15/38	325	371
7% 8/15/44	1,165	1,331
Series 2010 A:
5.5% 8/15/24	2,110	2,345
5.75% 8/15/29	1,440	1,599
Illinois Gen. Oblig.:
Series 2002:
5.25% 12/1/17 (Pre-Refunded to 12/1/12 @ 100)	1,000	1,021
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,439
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,777
Series 2004 B, 5% 3/1/13	1,475	1,517
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,844
Series 2006:
5% 1/1/18	9,600	10,761
5% 1/1/19	3,200	3,607
Series 2007 B, 5% 1/1/15	1,150	1,239
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,112
Series 2010:
4% 1/1/13	3,900	3,964
5% 1/1/21 (FSA Insured)	10,000	11,092
Series 2012:
2% 2/1/13	10,500	10,583
3% 8/1/13	5,200	5,324
5% 3/1/20	3,250	3,651
5% 3/1/21	2,750	3,084
5% 3/1/22	5,000	5,623
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	$ 2,300	$ 2,302
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,345
5% 6/15/16	10,000	11,547
Series 2011, 4% 6/15/13	2,900	2,998
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,701
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	37,395
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,971
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,628
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,239
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,885
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	836
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,104
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,904
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,486
0% 12/1/14 (FSA Insured)	5,180	4,950
0% 12/1/15 (FSA Insured)	3,810	3,551
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,550
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	3,004
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,550	$ 3,230
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,851
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,064
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,386
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,011
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,179
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	6,609
Series 2012 B, 0% 12/15/51 (a)	48,500	5,491
Series 2002 A:
0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,665
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	4,280
Series 2010 B1, 0% 6/15/43 (FSA Insured)	13,725	2,568
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,874
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	567
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,258
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,167
5% 10/1/19	1,475	1,684
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,943
0% 4/1/14	3,500	3,433
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,488
0% 11/1/14 (FSA Insured)	1,285	1,247
0% 11/1/16 (Escrowed to Maturity)	995	952
0% 11/1/16 (FSA Insured)	3,005	2,775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/17 (FSA Insured)	$ 1,300	$ 1,160
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	972
		567,044
Indiana - 2.4%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,060
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,197
5% 1/10/14 (FSA Insured)	1,180	1,258
5% 7/10/14 (FSA Insured)	1,215	1,315
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,520
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,987
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,902
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	650	651
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,797
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,132
5.25% 7/15/16 (FSA Insured)	2,095	2,420
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	14,361
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(d)	1,650	1,823
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,591
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,591
5% 12/1/17	855	1,018
Series 2010 A, 5% 2/1/17	3,700	4,363
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	$ 7,800	$ 8,730
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	5,900
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,201
Indiana St Fin. Auth. Wastewtr. Series 2011 A, 5.25% 10/1/24	4,025	4,805
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,693
0% 12/1/17 (AMBAC Insured)	1,470	1,300
0% 6/1/18 (AMBAC Insured)	1,740	1,512
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (d)	1,110	1,134
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,868
5% 10/1/21	5,500	6,548
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100)	1,090	1,092
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,742
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,492
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,811
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,444
Univ. of Southern Indiana Rev. Series J:
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,808
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,976
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,618
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,539
		114,199
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,915
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	$ 285	$ 339
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,249
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,089
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,017
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,017
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,629
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,712
		12,052
Kentucky - 1.5%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,431
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,318
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,281
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,513
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	14,221
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	29,730
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,250
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	9,623
		73,367
Louisiana - 0.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,407
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	$ 1,050	$ 1,081
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,298
5% 7/1/15	2,740	3,022
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,845
0% 9/1/13 (AMBAC Insured)	1,400	1,359
		17,012
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,743
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,289
6% 7/1/38	1,800	2,107
		9,139
Maryland - 0.6%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,886
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	5,648
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/12	1,000	1,000
5% 7/1/17	1,190	1,347
5% 7/1/18	2,500	2,855
Series 2010, 5.125% 7/1/39	3,600	3,895
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,555	1,763
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,731
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	575
5% 4/1/16	1,665	1,907
		26,607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 2.2%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	$ 2,570	$ 3,181
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/13	750	767
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,194
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(d)	3,000	3,233
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100)	11,400	11,577
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100)	2,000	2,033
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,903
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	6,257
Series 2004 B, 5.25% 8/1/20	13,865	17,479
Series 2007 C:
5.25% 8/1/22	3,300	3,934
5.25% 8/1/23	1,600	1,895
5.25% 8/1/24	4,000	4,700
Series 2011 A, 5% 4/1/23	10,000	12,126
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	2,093
Series 2008 E2, 5% 7/1/12	2,075	2,075
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,907
5% 7/1/21	4,700	5,548
Bonds (Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,119
5%, tender 7/1/15 (b)	7,000	7,619
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	1,000
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	4,040
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,729
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		107,434
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - 1.8%
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003, 5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,513
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,306
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,755
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,234
Series 2006 D, 0.914% 7/1/32 (b)	5,530	4,165
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,777
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,737
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,405
5% 12/1/15	665	744
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,538
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,389
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,169
5% 11/15/21	650	762
Michigan Fin. Auth. Rev. Series 2012 B, 5% 7/1/22	2,900	3,306
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,604
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,012
5.5% 3/1/17	1,885	1,907
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,005
Series 2008 A, 5% 5/15/13	1,500	1,561
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,618
5% 12/1/26	980	1,087
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	261
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	12,352
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	$ 1,025	$ 1,067
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (d)	2,900	3,240
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,823
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,142
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,018
4% 1/1/14	1,100	1,149
5% 1/1/15	1,585	1,722
		88,790
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	591
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (d)	1,000	1,022
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,309
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,848
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	6,413
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,918
5% 1/1/20	4,500	5,379
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	945	984
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,796
5.5% 7/1/18	1,400	1,651
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/13	395	407
5% 5/15/14	250	265
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	1,000	1,154
		31,737
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	$ 1,310	$ 1,315
5% 8/15/13	1,500	1,557
		2,872
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,025
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100)	1,000	1,008
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,127
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,170
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	377
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100)	1,945	1,992
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,936
		8,635
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,649
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,956
Nevada - 0.3%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,548
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,133
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,758
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,043
5% 7/1/14	1,000	1,082
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	$ 2,300	$ 2,347
Nevada Gen. Oblig. Series 2012 B, 5% 8/1/21	1,395	1,695
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,854
		16,460
New Hampshire - 0.1%
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/22 (a)	2,250	2,650
New Jersey - 2.1%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,799
Series 2005 B, 5% 2/15/13	2,210	2,260
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,691
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,397
5.25% 6/15/21	4,500	5,176
5.25% 6/15/22	10,585	12,075
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,351
5.25% 3/1/21	6,500	7,102
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,328
5.25% 3/1/23	1,500	1,625
5.25% 3/1/24	5,550	6,019
5.25% 3/1/25	4,200	4,542
5.25% 3/1/26	4,700	5,070
Series 2008 Y, 5% 9/1/12 (Escrowed to Maturity)	2,545	2,564
Series 2012, 5% 6/15/13	2,000	2,082
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,642
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	3,735	3,956
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.93%, tender 12/22/14 (b)	17,100	17,155
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	4,945	5,569
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series 2003 B. 5.25% 12/15/19	$ 3,035	$ 3,702
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,109
		99,214
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,941
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,418
4% 9/1/16	3,000	3,306
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,421
		41,086
New York - 11.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,175
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,936
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,243
5.75% 7/1/40	1,000	1,096
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	4,740	4,955
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	3,181
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	6,142
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	9,367
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,884
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	7,119
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,000
Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	2,495	2,676
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	$ 3,600	$ 3,969
Series 2005 G, 5% 8/1/14	6,500	7,109
Series 2008 E, 5% 8/1/13	11,760	12,356
Series 2010 C, 5% 8/1/14	10,000	10,937
Series 2010 E, 5% 8/1/16	11,210	13,014
Series C:
5.5% 8/1/13	1,965	2,024
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100)	35	36
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,462
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	908
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,311
Series 2009 S2, 6% 7/15/38	7,000	8,096
Series 2009 S3:
5.25% 1/15/34	20,000	22,248
5.25% 1/15/39	2,600	2,873
Series 2009 S4, 5.75% 1/15/39	6,400	7,379
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,814
5% 2/1/21	3,510	4,358
Series 2010 B, 5% 11/1/20	37,195	45,439
Series 2010 D:
5% 11/1/15	1,475	1,687
5% 11/1/16	9,410	11,108
Series 2012 A, 5% 11/1/21	5,460	6,826
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	16,283
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	3,043
Series 2009 A:
5% 3/15/17	9,975	11,815
5% 3/15/19	11,040	13,406
Series 2009 D, 5% 6/15/13	28,070	29,335
Series A:
5% 2/15/19	1,000	1,212
5% 2/15/20	3,000	3,661
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	$ 5,275	$ 5,400
Series A:
5.75% 7/1/13	1,930	1,973
5.75% 7/1/13 (AMBAC Insured)	625	639
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/13	6,545	6,732
5% 8/15/13	7,390	7,764
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	895
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,706
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,999
Series 2009 A:
5% 7/1/20	5,000	5,959
5% 7/1/21	12,335	14,535
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	19,624
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,549
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	9,600	9,752
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,595
Series 2005 C, 5.25% 11/15/14	1,000	1,107
Series 2008 C, 6.5% 11/15/28	11,300	14,315
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	3,260	3,413
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(d)	28,100	28,165
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,526
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,504
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,539
5% 4/1/14	1,500	1,617
Series 2010 A, 5% 4/1/23	8,195	9,672
Series 2011 A, 5% 4/1/19	2,000	2,427
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund: - continued
Series 2011 A1, 5% 4/1/20	$ 2,220	$ 2,708
Series 2011 A2, 5% 4/1/21	2,000	2,455
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,150	1,198
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	2,325	2,428
Series 2008 D, 5% 1/1/13	9,500	9,722
Series 2011 A, 5% 3/15/22	7,605	9,248
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(d)	3,000	3,023
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	6,370	6,379
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,292
5.25% 6/1/22 (AMBAC Insured)	9,450	9,836
5.5% 6/1/19	1,000	1,048
Series 2003 B, 5.5% 6/1/18	1,910	1,917
Series 2003B 1C:
5.5% 6/1/19	4,700	4,923
5.5% 6/1/20	800	838
5.5% 6/1/22	600	628
Series 2011, 5% 6/1/16	17,000	19,570
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	9,100	10,107
		555,210
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,215	1,219
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,100	4,319
		5,538
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,706
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Dare County Ctfs. of Prtn. Series 2004: - continued
5.25% 6/1/20 (AMBAC Insured)	$ 1,520	$ 1,623
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,664
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,318
Series 2012, 5% 11/1/41	2,675	2,813
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,530
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13	2,350	2,402
Series 2009 B:
5% 1/1/15	1,250	1,375
5% 1/1/16	3,000	3,398
5% 1/1/20	2,110	2,464
Series 2012 A, 2% 1/1/14	4,780	4,881
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,587
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,500
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	7,160
5% 6/1/22	4,000	4,716
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,868
		44,005
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,000
5% 7/1/14	1,000	1,070
		2,070
Ohio - 2.6%
American Muni. Pwr., Inc. Rev. (Amp Freemont Energy Ctr. Proj.):
Series 2012 5% 2/15/23	2,175	2,546
Series 2012:
5% 2/15/21	1,250	1,475
5% 2/15/22	2,000	2,370
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
American Muni. Pwr., Inc. Rev. (Amp Freemont Energy Ctr. Proj.): - continued
Series 2012:
5% 2/15/24	$ 2,000	$ 2,314
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,531
5% 6/1/17	3,780	4,055
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,540
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,611
Ohio Air Quality Dev. Auth. Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 D, 4.75%, tender 8/1/12 (b)	6,100	6,120
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,664
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,886
5% 10/1/22	2,000	2,336
5% 10/1/23	3,000	3,468
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,153
Series 2010 B, 4% 9/15/15	2,830	3,126
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,800
5% 8/1/16	3,480	4,061
Series 2010 B, 5% 8/1/15	15,775	17,848
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,294
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,550
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,736
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,641
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(d)	15,000	15,334
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Olentangy Local School District 5.5% 12/1/15 (FSA Insured)	$ 25	$ 25
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,679
		124,163
Oklahoma - 0.7%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,174
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,438
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,738
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,396
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,508
5% 8/15/13	1,260	1,321
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,727
5% 1/1/22 (FSA Insured)	12,455	14,569
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,416
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,066
5% 12/15/14	850	938
		35,291
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,758
Pennsylvania - 3.1%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,500	3,569
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	$ 6,200	$ 6,519
Series 2008 B, 5% 6/15/13	2,000	2,085
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,419
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,135
5% 12/15/13	1,155	1,200
Series 2006 B, 5% 12/15/13	3,115	3,237
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	3,052
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,638
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	3,635	3,925
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,973
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,704
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,724
Series 2009 A, 5% 6/1/17	2,925	3,302
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,651
5% 3/1/22	2,000	2,353
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	2,079
Series 2011, 5% 7/1/21	2,100	2,632
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,467
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,979
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,267
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2009 B, 5% 12/1/16	$ 12,500	$ 14,562
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,770
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,224
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,847
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	742
Series 2010 C:
5% 9/1/20	14,000	16,055
5% 9/1/21	6,000	6,830
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,348
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,048
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,058
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,806
5% 9/1/20 (FSA Insured)	1,000	1,212
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,469
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,233
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,345	1,382
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,409
		149,905
Puerto Rico - 0.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5.25% 7/1/24	7,000	7,518
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(d)	10,400	10,433
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,516
		23,467
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	$ 630	$ 672
South Carolina - 0.8%
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,374
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,512
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 3% 11/1/12	1,590	1,602
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	829
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,298
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,152
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,809
Series 2012 B, 5% 12/1/19	7,200	8,824
Series 2012 C:
5% 12/1/13 (a)	2,600	2,728
5% 12/1/20 (a)	7,500	9,021
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,495
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,140
		39,784
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	426
5.25% 11/1/18	1,000	1,169
		1,595
Tennessee - 0.7%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,864
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev.: - continued
Series 2010 B, 5.625% 7/1/20 (d)	$ 5,000	$ 5,965
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,702
4.75% 7/1/15	3,560	3,881
Shelby County Gen. Oblig. Series B:
0% 12/1/12	9,765	9,744
0% 12/1/12 (Escrowed to Maturity)	235	235
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,733
		33,237
Texas - 7.7%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	2,038
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,597
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,017
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,906
6% 1/1/18	1,000	1,099
6% 1/1/19	1,335	1,461
Austin Elec. Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	5,645	5,611
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,710
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,555
5% 11/15/17	1,375	1,653
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,216
5.25% 2/15/42	6,000	6,618
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,489
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,324
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	176
5.375% 5/1/16 (FSA Insured)	185	186
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.: - continued
5.375% 5/1/17 (FSA Insured)	$ 195	$ 196
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	1,300	1,338
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,250
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,529
5% 8/15/13	9,575	9,925
Clint Independent School District Series 2003:
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100)	810	815
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100)	190	191
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,529
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,408
5.25% 12/1/43	2,555	2,805
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,648
5% 11/1/16	3,000	3,477
5% 11/1/21	1,500	1,697
Series 2009, 5% 11/1/19	1,000	1,204
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,602
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,995
Fort Worth Independent School District Series 2009, 5% 2/15/17	1,220	1,444
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	3,027
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,142
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,257
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,864
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,825
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,391
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,356
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	$ 2,400	$ 2,956
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (d)	8,000	9,377
Series A, 5.5% 7/1/39	6,000	6,681
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (b)	9,700	9,794
2%, tender 6/1/14 (b)	6,500	6,662
Series 2005 A, 0% 2/15/16	6,395	6,200
0% 8/15/15	2,000	1,948
Houston Util. Sys. Rev. Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,963
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,212
0% 2/15/17	1,400	1,329
Series 2009, 4% 2/15/14	410	434
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,104
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,266
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,003
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,590
0% 8/15/17	1,020	959
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,689
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,529
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,747
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,913
5% 5/15/14	5,980	6,469
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	16
5% 5/15/15	2,470	2,767
5% 5/15/15 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21 (Pre-Refunded to 5/15/13 @ 100)	2,405	2,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Manor Independent School District Series 2007, 5.25% 8/1/34	$ 2,000	$ 2,253
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,228
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,612
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,055
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,314
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,819
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,221
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,591
Series 2011 A:
5.5% 9/1/41	1,200	1,395
6% 9/1/41	1,000	1,212
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,357
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,814
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,419
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,221
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100)	1,000	1,004
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100)	1,050	1,054
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (d)	2,165	2,398
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,786
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,961
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	$ 6,000	$ 7,476
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,816
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	4,021
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,425
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	2,941
Series 2009:
5% 10/1/19	3,045	3,671
5% 10/1/20	2,180	2,599
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,817
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,245
5% 11/15/14	2,005	2,204
5% 11/15/15	1,880	2,134
5.75% 11/15/24	4,700	5,509
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	8,220
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,921
Texas Gen. Oblig.:
Series 2008, 5% 4/1/25	3,200	3,750
Series 2009 A, 5% 10/1/17	3,660	4,414
Series 2011 A:
5% 8/1/19 (d)	1,545	1,846
5% 8/1/21 (d)	1,530	1,828
Series 2011 B, 2% 8/1/12 (d)	3,300	3,304
Series 2011 C:
5% 8/1/20 (d)	1,625	1,948
5% 8/1/21 (d)	1,460	1,744
Series B, 0% 10/1/13	8,900	8,797
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,748
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	7,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,300	$ 1,402
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	5,810	5,821
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,855
Series 2007, 5% 4/1/26	3,200	3,630
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,174
5.625% 7/15/21	440	441
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,077
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,185
Waller Independent School District:
5.5% 2/15/26	3,220	3,712
5.5% 2/15/33	4,160	4,689
5.5% 2/15/37	4,820	5,359
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,446
White Settlement Independent School District:
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	1,190	1,197
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	60	60
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	843
Ysleta Independent School District Series 2005, 5% 8/15/23	1,745	1,941
		370,747
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,953
5% 8/15/18	2,500	2,974
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,718
		13,645
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,320	2,329
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,013
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - continued
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.: - continued
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	$ 1,200	$ 1,280
5% 12/1/15 (FSA Insured)	1,000	1,088
		5,710
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,393
5% 10/1/14	3,000	3,201
		6,594
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(d)	7,500	7,630
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,239
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	12,823
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,622
		25,314
Washington - 2.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,547
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,366
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(d)	1,000	1,076
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,483
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,000
Series 2012 A:
5% 7/1/19	10,000	12,284
5% 7/1/20	25,000	30,865
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 145	$ 146
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100)	1,855	1,871
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,208
5% 1/1/23	1,000	1,202
5% 1/1/24	2,330	2,767
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,094
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,505
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,851
Series 2009, 5.25% 1/1/42	1,900	2,136
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,526
5% 12/1/19	1,385	1,663
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,062
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B, 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,790
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Escrowed to Maturity)	2,025	2,024
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,067
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,765
5% 8/15/16	2,500	2,823
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,385
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	$ 4,400	$ 4,838
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,000
		123,407
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,055
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,510
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,515
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	3,044
		7,124
Wisconsin - 0.3%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,278
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,904
5.75% 7/1/30	2,000	2,230
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,068
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	905
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5.5% 8/15/14	1,775	1,857
Series 2006 A, 5% 8/15/12	4,795	4,818
		14,060
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,115
TOTAL MUNICIPAL BONDS (Cost $4,109,118)		4,405,573
Municipal Notes - 0.3%
	Principal Amount (000s)	Value (000s)
New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12 (Cost $12,803)	$ 12,800	$ 12,806
Money Market Funds - 4.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.21% (c)(e) (Cost $193,034)	193,034,000	193,034
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $4,314,955)		4,611,413
NET OTHER ASSETS (LIABILITIES) - 4.1%		198,219
NET ASSETS - 100%		$ 4,809,632
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 152
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,418,379	$ -	$ 4,418,379	$ -
Money Market Funds	193,034	193,034	-	-
Total Investments in Securities:	$ 4,611,413	$ 193,034	$ 4,418,379	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.4%
Special Tax	11.9%
Health Care	11.8%
Electric Utilities	11.1%
Escrowed/Pre-Refunded	6.1%
Transportation	5.9%
Water & Sewer	5.8%
Others (Individually Less Than 5%)	5.9%
Short-Term Investments and Net Other Assets	8.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,121,921)	$ 4,418,379
Fidelity Central Funds (cost $193,034)	193,034
Total Investments (cost $4,314,955)		$ 4,611,413
Cash		190,224
Receivable for investments sold		609
Receivable for fund shares sold		4,160
Interest receivable		52,549
Distributions receivable from Fidelity Central Funds		33
Other receivables		46
Total assets		4,859,034

Liabilities
Payable for investments purchased Regular delivery	$ 676
Delayed delivery	40,428
Payable for fund shares redeemed	2,489
Distributions payable	3,429
Accrued management fee	1,068
Distribution and service plan fees payable	94
Other affiliated payables	1,178
Other payables and accrued expenses	40
Total liabilities		49,402

Net Assets		$ 4,809,632
Net Assets consist of:
Paid in capital		$ 4,509,970
Undistributed net investment income		655
Accumulated undistributed net realized gain (loss) on investments		2,549
Net unrealized appreciation (depreciation) on investments		296,458
Net Assets		$ 4,809,632

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($127,290 ÷ 12,029.1 shares)	$ 10.58

Maximum offering price per share (100/96.00 of $10.58)	$ 11.02
Class T: Net Asset Value and redemption price per share ($17,579 ÷ 1,662.2 shares)	$ 10.58

Maximum offering price per share (100/96.00 of $10.58)	$ 11.02
Class B: Net Asset Value and offering price per share ($3,129 ÷ 295.7 shares)A	$ 10.58

Class C: Net Asset Value and offering price per share ($75,038 ÷ 7,088.8 shares)A	$ 10.59

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,290,540 ÷ 405,720.3 shares)	$ 10.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($296,056 ÷ 27,954.9 shares)	$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 78,966
Income from Fidelity Central Funds		152
Total income		79,118

Expenses
Management fee	$ 6,229
Transfer agent fees	2,050
Distribution and service plan fees	544
Accounting fees and expenses	323
Custodian fees and expenses	26
Independent trustees' compensation	8
Registration fees	134
Audit	29
Legal	5
Miscellaneous	22
Total expenses before reductions	9,370
Expense reductions	(81)	9,289
Net investment income (loss)		69,829
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,194
Change in net unrealized appreciation (depreciation) on investment securities		50,414
Net gain (loss)		53,608
Net increase (decrease) in net assets resulting from operations		$ 123,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,829	$ 141,368
Net realized gain (loss)	3,194	(645)
Change in net unrealized appreciation (depreciation)	50,414	177,505
Net increase (decrease) in net assets resulting from operations	123,437	318,228
Distributions to shareholders from net investment income	(68,000)	(142,667)
Distributions to shareholders from net realized gain	-	(4,880)
Total distributions	(68,000)	(147,547)
Share transactions - net increase (decrease)	275,151	31,139
Redemption fees	31	58
Total increase (decrease) in net assets	330,619	201,878

Net Assets
Beginning of period	4,479,013	4,277,135
End of period (including undistributed net investment income of $655 and distributions in excess of net investment income of $1,174, respectively)	$ 4,809,632	$ 4,479,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.144	.318	.318	.325	.344	.357
Net realized and unrealized gain (loss)	.126	.435	(.088)	.482	(.277)	.005
Total from investment operations	.270	.753	.230	.807	.067	.362
Distributions from net investment income	(.140)	(.321)	(.317)	(.327)	(.346)	(.357)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.140)	(.333)	(.360)	(.327)	(.348)	(.372)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.58	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return B,C,D	2.59%	7.65%	2.25%	8.43%	.69%	3.71%
Ratios to Average Net Assets F,H
Expenses before reductions	.66% A	.68%	.68%	.71%	.68%	.68%
Expenses net of fee waivers, if any	.66% A	.68%	.68%	.71%	.68%	.68%
Expenses net of all reductions	.66% A	.68%	.68%	.71%	.61%	.61%
Net investment income (loss)	2.74% A	3.12%	3.09%	3.25%	3.55%	3.61%
Supplemental Data
Net assets, end of period (in millions)	$ 127	$ 115	$ 113	$ 106	$ 43	$ 6
Portfolio turnover rate G	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.144	.319	.320	.328	.347	.355
Net realized and unrealized gain (loss)	.126	.436	(.087)	.481	(.279)	.006
Total from investment operations	.270	.755	.233	.809	.068	.361
Distributions from net investment income	(.140)	(.323)	(.320)	(.329)	(.347)	(.356)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.140)	(.335)	(.363)	(.329)	(.349)	(.371)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.58	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return B,C,D	2.59%	7.67%	2.28%	8.46%	.70%	3.70%
Ratios to Average Net Assets F,H
Expenses before reductions	.65% A	.67%	.66%	.69%	.68%	.68%
Expenses net of fee waivers, if any	.65% A	.67%	.66%	.69%	.68%	.68%
Expenses net of all reductions	.65% A	.67%	.65%	.68%	.63%	.63%
Net investment income (loss)	2.75% A	3.14%	3.11%	3.28%	3.53%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 18	$ 13	$ 12	$ 9	$ 5
Portfolio turnover rate G	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.111	.254	.252	.261	.278	.289
Net realized and unrealized gain (loss)	.125	.435	(.087)	.481	(.278)	.003
Total from investment operations	.236	.689	.165	.742	-	.292
Distributions from net investment income	(.106)	(.257)	(.252)	(.262)	(.279)	(.287)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.106)	(.269)	(.295)	(.262)	(.281)	(.302)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.001	- J
Net asset value, end of period	$ 10.58	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return B,C,D	2.27%	6.98%	1.60%	7.73%	0.00% H	2.99%
Ratios to Average Net Assets F,I
Expenses before reductions	1.29% A	1.32%	1.32%	1.35%	1.37%	1.37%
Expenses net of fee waivers, if any	1.29% A	1.32%	1.32%	1.35%	1.37%	1.37%
Expenses net of all reductions	1.29% A	1.31%	1.31%	1.35%	1.31%	1.30%
Net investment income (loss)	2.11% A	2.49%	2.46%	2.61%	2.85%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,129	$ 3,269	$ 3,650	$ 3,261	$ 1,403	$ 546
Portfolio turnover rate G	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.04	$ 10.16	$ 9.68	$ 9.97	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.103	.240	.240	.252	.271	.283
Net realized and unrealized gain (loss)	.126	.435	(.078)	.480	(.290)	.004
Total from investment operations	.229	.675	.162	.732	(.019)	.287
Distributions from net investment income	(.099)	(.243)	(.239)	(.252)	(.270)	(.282)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.099)	(.255)	(.282)	(.252)	(.272)	(.297)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.59	$ 10.46	$ 10.04	$ 10.16	$ 9.68	$ 9.97
Total Return B,C,D	2.19%	6.82%	1.58%	7.63%	(.18)%	2.93%
Ratios to Average Net Assets F,H
Expenses before reductions	1.44% A	1.46%	1.44%	1.45%	1.45%	1.42%
Expenses net of fee waivers, if any	1.44% A	1.46%	1.44%	1.45%	1.45%	1.42%
Expenses net of all reductions	1.44% A	1.45%	1.44%	1.45%	1.39%	1.35%
Net investment income (loss)	1.96% A	2.35%	2.33%	2.52%	2.78%	2.87%
Supplemental Data
Net assets, end of period (in millions)	$ 75	$ 65	$ 64	$ 49	$ 15	$ 3
Portfolio turnover rate G	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.15	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) D	.159	.347	.347	.355	.372	.381
Net realized and unrealized gain (loss)	.126	.435	(.077)	.472	(.278)	.006
Total from investment operations	.285	.782	.270	.827	.094	.387
Distributions from net investment income	(.155)	(.350)	(.347)	(.357)	(.373)	(.382)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.155)	(.362)	(.390)	(.357)	(.375)	(.397)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 10.58	$ 10.45	$ 10.03	$ 10.15	$ 9.68	$ 9.96
Total Return B, C	2.73%	7.96%	2.65%	8.65%	.96%	3.97%
Ratios to Average Net Assets E,G
Expenses before reductions	.37% A	.40%	.39%	.41%	.42%	.42%
Expenses net of fee waivers, if any	.37% A	.40%	.39%	.41%	.42%	.42%
Expenses net of all reductions	.37% A	.40%	.39%	.41%	.38%	.37%
Net investment income (loss)	3.03% A	3.41%	3.38%	3.55%	3.79%	3.85%
Supplemental Data
Net assets, end of period (in millions)	$ 4,291	$ 4,003	$ 3,807	$ 3,775	$ 2,694	$ 2,013
Portfolio turnover rate F	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.04	$ 10.17	$ 9.69	$ 9.97	$ 9.98
Income from Investment Operations
Net investment income (loss) D	.157	.343	.341	.351	.369	.378
Net realized and unrealized gain (loss)	.125	.435	(.087)	.481	(.276)	.006
Total from investment operations	.282	.778	.254	.832	.093	.384
Distributions from net investment income	(.152)	(.346)	(.341)	(.352)	(.372)	(.379)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.152)	(.358)	(.384)	(.352)	(.374)	(.394)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 10.59	$ 10.46	$ 10.04	$ 10.17	$ 9.69	$ 9.97
Total Return B, C	2.71%	7.91%	2.49%	8.69%	.96%	3.95%
Ratios to Average Net Assets E,G
Expenses before reductions	.42% A	.44%	.46%	.47%	.43%	.44%
Expenses net of fee waivers, if any	.42% A	.44%	.46%	.47%	.43%	.44%
Expenses net of all reductions	.41% A	.44%	.46%	.46%	.36%	.39%
Net investment income (loss)	2.98% A	3.37%	3.31%	3.50%	3.80%	3.83%
Supplemental Data
Net assets, end of period (in millions)	$ 296	$ 274	$ 277	$ 660	$ 253	$ 54
Portfolio turnover rate F	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual fund, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and deferred trustees compensation.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 299,140
Gross unrealized depreciation	(2,573)
Net unrealized appreciation (depreciation) on securities and other investments	$ 296,567

Tax cost	$ 4,314,846

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

No expiration
Short term	$ (645)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $563,056 and $340,256, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .27% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 155	$ 11
Class T	-%	.25%	22	-
Class B	.65%	.25%	14	10
Class C	.75%	.25%	353	85
			$ 544	$ 106

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21
Class T	2
Class B*	2
Class C*	4
$ 29

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 73.12
Class T	9.11
Class B	2.10
Class C	50.14
Intermediate Municipal Income	1,739.08
Institutional Class	177.13
	$ 2,050

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $26 and $55, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Class A	$ 1,635	$ 3,370
Class T	231	416
Class B	32	86
Class C	657	1,433
Intermediate Municipal Income	61,409	128,225
Institutional Class	4,036	9,137
Total	$ 68,000	$ 142,667
From net realized gain
Class A	$ -	$ 126
Class T	-	15
Class B	-	4
Class C	-	72
Intermediate Municipal Income	-	4,330
Institutional Class	-	333
Total	$ -	$ 4,880

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Class A
Shares sold	2,508	3,563	$ 26,483	$ 36,321
Reinvestment of distributions	113	245	1,199	2,493
Shares redeemed	(1,631)	(3,985)	(17,224)	(40,305)
Net increase (decrease)	990	(177)	$ 10,458	$ (1,491)
Class T
Shares sold	153	674	$ 1,615	$ 6,926
Reinvestment of distributions	18	33	185	335
Shares redeemed	(203)	(332)	(2,136)	(3,338)
Net increase (decrease)	(32)	375	$ (336)	$ 3,923
Class B
Shares sold	2	28	$ 18	$ 283
Reinvestment of distributions	2	5	18	49
Shares redeemed	(21)	(84)	(215)	(848)
Net increase (decrease)	(17)	(51)	$ (179)	$ (516)
Class C
Shares sold	1,413	1,639	$ 14,914	$ 16,775
Reinvestment of distributions	44	99	462	1,007
Shares redeemed	(628)	(1,810)	(6,633)	(18,310)
Net increase (decrease)	829	(72)	$ 8,743	$ (528)
Intermediate Municipal Income
Shares sold	55,770	106,346	$ 587,916	$ 1,081,129
Reinvestment of distributions	4,115	9,123	43,484	92,856
Shares redeemed	(37,383)	(111,915)	(393,909)	(1,129,814)
Net increase (decrease)	22,502	3,554	$ 237,491	$ 44,171
Institutional Class
Shares sold	6,359	13,604	$ 67,234	$ 138,309
Reinvestment of distributions	176	358	1,860	3,652
Shares redeemed	(4,745)	(15,429)	(50,120)	(156,381)
Net increase (decrease)	1,790	(1,467)	$ 18,974	$ (14,420)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIM-USAN-0812
1.820154.106

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
Intermediate Municipal Income
Fund - Institutional Class

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Intermediate Municipal
Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Class A	.66%
Actual		$ 1,000.00	$ 1,025.90	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.32
Class T	.65%
Actual		$ 1,000.00	$ 1,025.90	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Class B	1.29%
Actual		$ 1,000.00	$ 1,022.70	$ 6.49
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.47
Class C	1.44%
Actual		$ 1,000.00	$ 1,021.90	$ 7.24
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.22
Intermediate Municipal Income	.37%
Actual		$ 1,000.00	$ 1,027.30	$ 1.87
HypotheticalA		$ 1,000.00	$ 1,023.02	$ 1.86
Institutional Class	.42%
Actual		$ 1,000.00	$ 1,027.10	$ 2.12
HypotheticalA		$ 1,000.00	$ 1,022.77	$ 2.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.4	14.2
New York	11.8	12.9
Illinois	11.8	12.0
Florida	10.3	8.5
Texas	7.7	8.2
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.4	33.7
Special Tax	11.9	10.6
Health Care	11.8	14.4
Electric Utilities	11.1	10.9
Escrowed/Pre-Refunded	6.1	6.2
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	4.8	5.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	5.1	5.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 8.5%	AAA 6.6%
AA,A 75.8%	AA,A 75.9%
BBB 6.0%	BBB 7.4%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 1.3%	Not Rated 2.5%
Short-Term Investments and Net Other Assets 8.1%	Short-Term Investments and Net Other Assetss 7.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	$ 2,000	$ 2,002
5.5% 1/1/22	2,300	2,295
		4,297
Arizona - 2.1%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,978
5% 10/1/17 (FSA Insured)	10,000	11,593
5% 10/1/18 (FSA Insured)	2,500	2,889
5.25% 10/1/20 (FSA Insured)	6,695	7,844
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,833
6% 1/1/27	1,400	1,623
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,421
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,549
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,388
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,274
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,929
5% 7/1/20	2,550	2,823
5% 7/1/21	1,505	1,657
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	3,100	3,101
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.5% 7/1/12 (d)	2,450	2,450
5.5% 7/1/13 (d)	1,005	1,055
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,292
Series 2011 C, 5% 7/1/21	1,000	1,238
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19	1,165	1,165
Series 2009 A:
5% 7/1/14	1,500	1,637
5% 7/1/18	7,665	9,314
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev. Series 2011 B:
5% 7/1/20	$ 2,250	$ 2,696
5% 7/1/25	2,000	2,303
		102,052
California - 15.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,985
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,891
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/21 (a)	5,000	6,212
SeriesAM, 5% 12/1/19 (a)	5,015	5,955
Series AI:
5% 12/1/20	5,000	6,377
5% 12/1/25	2,195	2,696
5% 12/1/29	4,865	5,843
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,397
Series 2004 A:
5% 7/1/15	4,775	5,181
5.25% 7/1/12	1,210	1,210
5.25% 7/1/14	3,900	4,269
Series 2009 A:
5% 7/1/15	8,990	9,754
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,783
5% 7/1/19	7,625	9,271
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,247
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,562
5.25% 7/1/14	3,445	3,771
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,286
Series 2009 B, 5% 7/1/20	5,600	6,707
Series A, 5% 7/1/18	4,510	5,437
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
5% 10/1/13	1,550	1,637
5% 3/1/15	2,415	2,674
5% 8/1/16	6,070	7,008
5% 3/1/19	1,470	1,703
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/26	$ 2,200	$ 2,376
5% 6/1/27 (AMBAC Insured)	1,800	1,919
5.125% 11/1/24	1,900	2,010
5.25% 2/1/15	145	153
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	4,855	5,115
5.25% 2/1/16	2,995	3,154
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	5,505	5,800
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,642
5.25% 2/1/28	3,400	3,539
5.25% 12/1/33	110	115
5.25% 4/1/34	30	31
5.5% 4/1/13	1,400	1,453
5.5% 4/1/13 (AMBAC Insured)	1,000	1,038
5.5% 8/1/29	13,900	15,684
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,401
5.5% 8/1/30	10,000	11,219
5.5% 11/1/33	21,355	22,342
6% 3/1/33	12,375	14,637
6% 4/1/38	7,500	8,690
6% 11/1/39	35,800	41,812
6.5% 4/1/33	150	181
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	3,135	3,440
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,576
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	133
6.5% 10/1/38	5,300	6,402
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,240
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,415
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,407
Series 2011 D, 5% 8/15/35	3,000	3,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(d)	$ 3,400	$ 3,511
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,453
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,699
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,051
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	4,978
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,569
5.25% 10/1/25	4,000	4,508
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,798
Series 2012 A:
5% 4/1/22	2,100	2,425
5% 4/1/23	5,000	5,734
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,782
5% 12/1/21	2,500	2,905
Series 2005 K, 5% 11/1/16	7,195	7,986
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,445
Series 2009 G1, 5.75% 10/1/30	2,100	2,358
Series 2009 I, 6.125% 11/1/29	1,300	1,513
Series 2010 A, 5.75% 3/1/30	4,100	4,600
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,101
Series 2009 A:
5.75% 11/1/25	5,000	5,802
5.75% 11/1/28	5,000	5,729
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,034
5% 6/15/13	8,665	9,045
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	700
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,770	$ 8,018
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds:
Series 2011 A1, 0.53%, tender 7/1/14 (b)	40,825	40,849
Series 2011 A2, 0.53%, tender 7/1/14 (b)	18,265	18,276
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,098
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,620
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,797
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
5.75% 1/15/40	1,600	1,601
5.875% 1/15/27	1,000	1,037
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,118
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,000	3,142
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,833
Series 2010 C, 5.25% 8/1/39	3,700	4,222
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,530
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	15,433
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,507
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	25,488
Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,665
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,818
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	15,599
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	$ 4,000	$ 4,700
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,189
5% 7/1/23	3,800	4,467
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,692
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,154
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,420
5% 7/1/20	2,000	2,333
5% 7/1/21	1,500	1,721
5% 7/1/22	2,250	2,555
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,691
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,660
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,657
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,420	3,469
Poway Unified School District:
Series B:
0% 8/1/37	16,850	4,495
0% 8/1/38	4,650	1,171
0% 8/1/40	2,240	505
0% 8/1/36	12,950	3,685
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,817
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	839
5.25% 7/1/21	700	840
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,328
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,936
6.5% 8/1/27	3,500	4,271
6.5% 8/1/28	2,750	3,340
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	$ 8,465	$ 9,617
5.25% 8/1/26	2,200	2,350
5.5% 8/1/20	2,000	2,304
Series 2009 B, 5% 8/1/18	7,355	8,270
San Diego Conventtion Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,131
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,892
5% 5/15/22	2,000	2,393
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	837
0% 7/1/39	7,200	1,709
Series C:
0% 7/1/46	20,405	3,281
0% 7/1/47	13,000	1,981
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,739
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,114
0% 8/1/37	2,000	541
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,422
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,443
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,844
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,592
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	995
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,257
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,830
Series 2009 O, 5.25% 5/15/39	1,900	2,137
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	$ 4,400	$ 5,012
West Contra Costa Unified School District Series 2012, 5% 8/1/26 (a)	7,895	8,843
		741,506
Colorado - 0.8%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity)	5,000	4,998
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,116
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,618
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,721
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,105
5% 11/15/12 (Escrowed to Maturity)	120	122
5% 11/15/14	1,105	1,208
5% 11/15/14 (Escrowed to Maturity)	60	66
Series 2006 F:
5% 11/15/13	395	418
5% 11/15/13 (Escrowed to Maturity)	890	947
5% 11/15/14	420	459
5% 11/15/14 (Escrowed to Maturity)	935	1,036
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,205
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/12	675	675
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,388
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,596
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,129
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,330	$ 1,226
Series 2010 A:
0% 9/1/35	2,000	549
0% 9/1/37	3,000	709
0% 9/1/38	3,760	830
		40,250
Connecticut - 0.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(d)	4,700	4,720
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1:
5% 2/1/14	10,000	10,709
5% 2/1/15	10,000	11,111
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,025
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,174
		29,739
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,055
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,117
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	2,000	2,146
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,920
		20,238
Florida - 10.3%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	1,000	1,049
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,468
Series 2012 A:
5% 7/1/21	5,380	6,278
5% 7/1/22	5,000	5,844
5% 7/1/25	5,635	6,337
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2012 A:
5% 7/1/26	$ 24,585	$ 27,429
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,733
Series 2010 A3, 1.93% 6/1/13 (b)	52,200	52,634
Series 2011 A1, 5% 6/1/18	2,000	2,255
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,504
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/12	3,880	3,955
Series 2011:
5% 12/1/21	1,300	1,566
5% 12/1/23	2,245	2,647
5% 12/1/24	2,365	2,761
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,846
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	2,100	2,105
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,290
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,386
Series 2011 C:
5% 6/1/20	12,380	15,338
5% 6/1/21	13,005	16,173
5% 6/1/22	10,000	12,091
Series 2011 E, 5% 6/1/24	5,000	5,979
Series A, 5.5% 6/1/38	1,800	2,075
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,926
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,839
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,902
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,970	2,102
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,361
Series 2005 I:
5% 11/15/17	2,600	3,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/18	$ 2,000	$ 2,353
Series 2008 B, 6% 11/15/37	12,000	13,714
Series B:
5% 11/15/17	1,050	1,180
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	171
Series G:
5% 11/15/12	965	981
5% 11/15/12 (Escrowed to Maturity)	35	36
5% 11/15/13	1,545	1,637
5% 11/15/13 (Escrowed to Maturity)	55	58
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	8,750	8,798
Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	9,630
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,861
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	5,115
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,453
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,200
5% 9/1/22	2,270	2,669
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,326
5% 10/1/14	7,000	7,542
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,643
5% 10/1/23	5,320	6,120
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,360
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,110
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2011, 2% 10/1/12	2,300	2,309
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,134
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006, 5% 11/15/12	1,340	1,357
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	$ 3,330	$ 3,636
5.25% 6/1/24	3,750	4,089
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,216
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,108
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,499
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,739
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,585
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,008
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,885
5% 8/1/15 (AMBAC Insured)	5,990	6,506
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,669
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	8,261
5.75% 10/1/43	1,850	1,993
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,171
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101)	3,260	3,356
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,003
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,869
5% 11/1/14 (FSA Insured)	1,825	1,976
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,181
Series 2012 B, 5% 8/1/26	4,000	4,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/19	$ 1,500	$ 1,833
5% 10/1/20	3,500	4,306
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,547
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,090
Series 2011, 5% 10/1/24	8,600	10,077
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,827
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,301
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,517
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,020
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,987
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,601
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,790
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,954
5% 10/1/18 (FSA Insured) (d)	10,515	12,302
5% 10/1/19 (FSA Insured) (d)	5,965	6,972
		495,118
Georgia - 2.7%
Atlanta Arpt. Rev.:
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,228
Series 2011 B, 5% 1/1/13 (d)	1,000	1,021
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	10,000	10,242
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,800	3,826
1.2%, tender 4/1/14 (b)	5,200	5,235
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,631
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	$ 1,480	$ 1,777
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,338
5% 11/1/18	6,000	6,975
5% 11/1/19	3,000	3,530
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2005 V:
6.6% 1/1/18	35	38
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,733
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	568
5% 9/15/14	715	757
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,971
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	20,100	20,108
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,890
5.25% 1/1/20	1,625	1,972
Series 2008 D, 5.75% 1/1/19	11,500	13,981
Series 2009 B, 5% 1/1/16	2,500	2,823
Series 2011 A, 5% 1/1/21	9,000	10,780
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,363
5% 10/1/13	1,450	1,526
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,753
		132,066
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (d)	4,995	5,558
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,424
		9,982
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	$ 2,700	$ 3,134
6.75% 11/1/37	2,600	3,061
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,901
		8,096
Illinois - 11.8%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,088
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	920
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,809
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	3,065
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,890
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,948
Series 2010 F, 5% 12/1/31	20,000	22,015
Series 2011A, 5.5% 12/1/39	5,900	6,692
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999, 0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,847
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,844
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	13,627
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	373
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	199
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	976
Series 2006 A, 5% 1/1/23	10,975	12,036
Series 2009 A, 5% 1/1/27 (FSA Insured)	3,900	4,345
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18	3,580	3,580
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,104
Series 2010 D:
5.25% 1/1/18 (d)	750	863
5.25% 1/1/19 (d)	5,125	5,961
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2011 B, 5% 1/1/20	$ 4,430	$ 5,249
Series 2011 C, 6.5% 1/1/41	14,300	17,183
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,836
Series 2010 C:
5% 1/1/22	3,155	3,752
5% 1/1/23	3,400	3,981
5% 1/1/24	2,000	2,317
5.25% 1/1/37	3,385	3,764
5.25% 1/1/40	1,575	1,747
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,756
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,887
5% 6/1/19 (AMBAC Insured)	3,705	4,138
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	884
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,467
Series 2008, 5.25% 11/1/33	5,200	5,724
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,477
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,162
5% 12/15/24	1,000	1,151
Series 2012 C, 5% 12/15/25	2,120	2,414
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,183
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	643
Series 2009 D, 5% 11/15/17	3,250	3,812
Series 2010 A, 5.25% 11/15/24	17,925	20,687
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,785
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,983
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	$ 2,700	$ 2,471
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(d)	6,320	6,448
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,544
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	475	496
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	547
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,448
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	21,618
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,678
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,499
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,696
5.25% 10/1/14	2,290	2,464
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	3,099
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,063
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,677
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,045
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	7,201
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,506
5% 5/15/19	3,940	4,475
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,464
6.25% 5/1/21	6,395	7,686
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 785	$ 794
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,146
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,420
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	10,500	10,875
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,409
Series 2008 A, 5.625% 1/1/37	12,885	13,577
Series 2009:
6.875% 8/15/38	325	371
7% 8/15/44	1,165	1,331
Series 2010 A:
5.5% 8/15/24	2,110	2,345
5.75% 8/15/29	1,440	1,599
Illinois Gen. Oblig.:
Series 2002:
5.25% 12/1/17 (Pre-Refunded to 12/1/12 @ 100)	1,000	1,021
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,439
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,777
Series 2004 B, 5% 3/1/13	1,475	1,517
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,844
Series 2006:
5% 1/1/18	9,600	10,761
5% 1/1/19	3,200	3,607
Series 2007 B, 5% 1/1/15	1,150	1,239
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,112
Series 2010:
4% 1/1/13	3,900	3,964
5% 1/1/21 (FSA Insured)	10,000	11,092
Series 2012:
2% 2/1/13	10,500	10,583
3% 8/1/13	5,200	5,324
5% 3/1/20	3,250	3,651
5% 3/1/21	2,750	3,084
5% 3/1/22	5,000	5,623
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	$ 2,300	$ 2,302
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,345
5% 6/15/16	10,000	11,547
Series 2011, 4% 6/15/13	2,900	2,998
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,701
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	37,395
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,971
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,628
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,239
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,885
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	836
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,104
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,904
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,486
0% 12/1/14 (FSA Insured)	5,180	4,950
0% 12/1/15 (FSA Insured)	3,810	3,551
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,550
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	3,004
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,550	$ 3,230
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,851
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,064
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,386
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,011
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,179
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	6,609
Series 2012 B, 0% 12/15/51 (a)	48,500	5,491
Series 2002 A:
0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,665
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	4,280
Series 2010 B1, 0% 6/15/43 (FSA Insured)	13,725	2,568
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,874
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	567
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,258
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,167
5% 10/1/19	1,475	1,684
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,943
0% 4/1/14	3,500	3,433
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,488
0% 11/1/14 (FSA Insured)	1,285	1,247
0% 11/1/16 (Escrowed to Maturity)	995	952
0% 11/1/16 (FSA Insured)	3,005	2,775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/17 (FSA Insured)	$ 1,300	$ 1,160
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	972
		567,044
Indiana - 2.4%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,060
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,197
5% 1/10/14 (FSA Insured)	1,180	1,258
5% 7/10/14 (FSA Insured)	1,215	1,315
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,520
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,987
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,902
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	650	651
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,797
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,132
5.25% 7/15/16 (FSA Insured)	2,095	2,420
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	14,361
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(d)	1,650	1,823
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,591
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,591
5% 12/1/17	855	1,018
Series 2010 A, 5% 2/1/17	3,700	4,363
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	$ 7,800	$ 8,730
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	5,900
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,201
Indiana St Fin. Auth. Wastewtr. Series 2011 A, 5.25% 10/1/24	4,025	4,805
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,693
0% 12/1/17 (AMBAC Insured)	1,470	1,300
0% 6/1/18 (AMBAC Insured)	1,740	1,512
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (d)	1,110	1,134
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,868
5% 10/1/21	5,500	6,548
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100)	1,090	1,092
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,742
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,492
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,811
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,444
Univ. of Southern Indiana Rev. Series J:
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,808
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,976
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,618
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,539
		114,199
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,915
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	$ 285	$ 339
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,249
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,089
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,017
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,017
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,629
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,712
		12,052
Kentucky - 1.5%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,431
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,318
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,281
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,513
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	14,221
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	29,730
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,250
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	9,623
		73,367
Louisiana - 0.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,407
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	$ 1,050	$ 1,081
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,298
5% 7/1/15	2,740	3,022
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,845
0% 9/1/13 (AMBAC Insured)	1,400	1,359
		17,012
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,743
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,289
6% 7/1/38	1,800	2,107
		9,139
Maryland - 0.6%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,886
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	5,648
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/12	1,000	1,000
5% 7/1/17	1,190	1,347
5% 7/1/18	2,500	2,855
Series 2010, 5.125% 7/1/39	3,600	3,895
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,555	1,763
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,731
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	575
5% 4/1/16	1,665	1,907
		26,607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 2.2%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	$ 2,570	$ 3,181
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/13	750	767
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,194
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(d)	3,000	3,233
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100)	11,400	11,577
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100)	2,000	2,033
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,903
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	6,257
Series 2004 B, 5.25% 8/1/20	13,865	17,479
Series 2007 C:
5.25% 8/1/22	3,300	3,934
5.25% 8/1/23	1,600	1,895
5.25% 8/1/24	4,000	4,700
Series 2011 A, 5% 4/1/23	10,000	12,126
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	2,093
Series 2008 E2, 5% 7/1/12	2,075	2,075
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,907
5% 7/1/21	4,700	5,548
Bonds (Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,119
5%, tender 7/1/15 (b)	7,000	7,619
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	1,000
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	4,040
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,729
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		107,434
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - 1.8%
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003, 5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,513
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,306
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,755
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,234
Series 2006 D, 0.914% 7/1/32 (b)	5,530	4,165
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,777
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,737
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,405
5% 12/1/15	665	744
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,538
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,389
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,169
5% 11/15/21	650	762
Michigan Fin. Auth. Rev. Series 2012 B, 5% 7/1/22	2,900	3,306
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,604
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,012
5.5% 3/1/17	1,885	1,907
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,005
Series 2008 A, 5% 5/15/13	1,500	1,561
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,618
5% 12/1/26	980	1,087
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	261
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	12,352
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	$ 1,025	$ 1,067
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (d)	2,900	3,240
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,823
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,142
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,018
4% 1/1/14	1,100	1,149
5% 1/1/15	1,585	1,722
		88,790
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	591
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (d)	1,000	1,022
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,309
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,848
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	6,413
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,918
5% 1/1/20	4,500	5,379
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	945	984
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,796
5.5% 7/1/18	1,400	1,651
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/13	395	407
5% 5/15/14	250	265
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	1,000	1,154
		31,737
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	$ 1,310	$ 1,315
5% 8/15/13	1,500	1,557
		2,872
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,025
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100)	1,000	1,008
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,127
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,170
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	377
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100)	1,945	1,992
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,936
		8,635
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,649
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,956
Nevada - 0.3%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,548
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,133
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,758
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,043
5% 7/1/14	1,000	1,082
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	$ 2,300	$ 2,347
Nevada Gen. Oblig. Series 2012 B, 5% 8/1/21	1,395	1,695
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,854
		16,460
New Hampshire - 0.1%
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/22 (a)	2,250	2,650
New Jersey - 2.1%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,799
Series 2005 B, 5% 2/15/13	2,210	2,260
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,691
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,397
5.25% 6/15/21	4,500	5,176
5.25% 6/15/22	10,585	12,075
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,351
5.25% 3/1/21	6,500	7,102
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,328
5.25% 3/1/23	1,500	1,625
5.25% 3/1/24	5,550	6,019
5.25% 3/1/25	4,200	4,542
5.25% 3/1/26	4,700	5,070
Series 2008 Y, 5% 9/1/12 (Escrowed to Maturity)	2,545	2,564
Series 2012, 5% 6/15/13	2,000	2,082
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,642
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	3,735	3,956
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.93%, tender 12/22/14 (b)	17,100	17,155
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	4,945	5,569
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series 2003 B. 5.25% 12/15/19	$ 3,035	$ 3,702
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,109
		99,214
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,941
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,418
4% 9/1/16	3,000	3,306
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,421
		41,086
New York - 11.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,175
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,936
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,243
5.75% 7/1/40	1,000	1,096
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	4,740	4,955
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	3,181
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	6,142
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	9,367
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,884
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	7,119
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,000
Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	2,495	2,676
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	$ 3,600	$ 3,969
Series 2005 G, 5% 8/1/14	6,500	7,109
Series 2008 E, 5% 8/1/13	11,760	12,356
Series 2010 C, 5% 8/1/14	10,000	10,937
Series 2010 E, 5% 8/1/16	11,210	13,014
Series C:
5.5% 8/1/13	1,965	2,024
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100)	35	36
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,462
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	908
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,311
Series 2009 S2, 6% 7/15/38	7,000	8,096
Series 2009 S3:
5.25% 1/15/34	20,000	22,248
5.25% 1/15/39	2,600	2,873
Series 2009 S4, 5.75% 1/15/39	6,400	7,379
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,814
5% 2/1/21	3,510	4,358
Series 2010 B, 5% 11/1/20	37,195	45,439
Series 2010 D:
5% 11/1/15	1,475	1,687
5% 11/1/16	9,410	11,108
Series 2012 A, 5% 11/1/21	5,460	6,826
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	16,283
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	3,043
Series 2009 A:
5% 3/15/17	9,975	11,815
5% 3/15/19	11,040	13,406
Series 2009 D, 5% 6/15/13	28,070	29,335
Series A:
5% 2/15/19	1,000	1,212
5% 2/15/20	3,000	3,661
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	$ 5,275	$ 5,400
Series A:
5.75% 7/1/13	1,930	1,973
5.75% 7/1/13 (AMBAC Insured)	625	639
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/13	6,545	6,732
5% 8/15/13	7,390	7,764
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	895
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,706
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,999
Series 2009 A:
5% 7/1/20	5,000	5,959
5% 7/1/21	12,335	14,535
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	19,624
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,549
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	9,600	9,752
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,595
Series 2005 C, 5.25% 11/15/14	1,000	1,107
Series 2008 C, 6.5% 11/15/28	11,300	14,315
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	3,260	3,413
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(d)	28,100	28,165
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,526
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,504
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,539
5% 4/1/14	1,500	1,617
Series 2010 A, 5% 4/1/23	8,195	9,672
Series 2011 A, 5% 4/1/19	2,000	2,427
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund: - continued
Series 2011 A1, 5% 4/1/20	$ 2,220	$ 2,708
Series 2011 A2, 5% 4/1/21	2,000	2,455
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,150	1,198
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	2,325	2,428
Series 2008 D, 5% 1/1/13	9,500	9,722
Series 2011 A, 5% 3/15/22	7,605	9,248
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(d)	3,000	3,023
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	6,370	6,379
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,292
5.25% 6/1/22 (AMBAC Insured)	9,450	9,836
5.5% 6/1/19	1,000	1,048
Series 2003 B, 5.5% 6/1/18	1,910	1,917
Series 2003B 1C:
5.5% 6/1/19	4,700	4,923
5.5% 6/1/20	800	838
5.5% 6/1/22	600	628
Series 2011, 5% 6/1/16	17,000	19,570
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	9,100	10,107
		555,210
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,215	1,219
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,100	4,319
		5,538
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,706
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Dare County Ctfs. of Prtn. Series 2004: - continued
5.25% 6/1/20 (AMBAC Insured)	$ 1,520	$ 1,623
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,664
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,318
Series 2012, 5% 11/1/41	2,675	2,813
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,530
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13	2,350	2,402
Series 2009 B:
5% 1/1/15	1,250	1,375
5% 1/1/16	3,000	3,398
5% 1/1/20	2,110	2,464
Series 2012 A, 2% 1/1/14	4,780	4,881
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,587
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,500
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	7,160
5% 6/1/22	4,000	4,716
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,868
		44,005
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,000
5% 7/1/14	1,000	1,070
		2,070
Ohio - 2.6%
American Muni. Pwr., Inc. Rev. (Amp Freemont Energy Ctr. Proj.):
Series 2012 5% 2/15/23	2,175	2,546
Series 2012:
5% 2/15/21	1,250	1,475
5% 2/15/22	2,000	2,370
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
American Muni. Pwr., Inc. Rev. (Amp Freemont Energy Ctr. Proj.): - continued
Series 2012:
5% 2/15/24	$ 2,000	$ 2,314
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,531
5% 6/1/17	3,780	4,055
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,540
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,611
Ohio Air Quality Dev. Auth. Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 D, 4.75%, tender 8/1/12 (b)	6,100	6,120
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,664
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,886
5% 10/1/22	2,000	2,336
5% 10/1/23	3,000	3,468
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,153
Series 2010 B, 4% 9/15/15	2,830	3,126
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,800
5% 8/1/16	3,480	4,061
Series 2010 B, 5% 8/1/15	15,775	17,848
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,294
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,550
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,736
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,641
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(d)	15,000	15,334
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Olentangy Local School District 5.5% 12/1/15 (FSA Insured)	$ 25	$ 25
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,679
		124,163
Oklahoma - 0.7%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,174
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,438
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,738
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,396
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,508
5% 8/15/13	1,260	1,321
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,727
5% 1/1/22 (FSA Insured)	12,455	14,569
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,416
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,066
5% 12/15/14	850	938
		35,291
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,758
Pennsylvania - 3.1%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,500	3,569
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	$ 6,200	$ 6,519
Series 2008 B, 5% 6/15/13	2,000	2,085
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,419
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,135
5% 12/15/13	1,155	1,200
Series 2006 B, 5% 12/15/13	3,115	3,237
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	3,052
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,638
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	3,635	3,925
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,973
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,704
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,724
Series 2009 A, 5% 6/1/17	2,925	3,302
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,651
5% 3/1/22	2,000	2,353
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	2,079
Series 2011, 5% 7/1/21	2,100	2,632
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,467
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,979
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,267
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2009 B, 5% 12/1/16	$ 12,500	$ 14,562
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,770
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,224
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,847
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	742
Series 2010 C:
5% 9/1/20	14,000	16,055
5% 9/1/21	6,000	6,830
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,348
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,048
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,058
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,806
5% 9/1/20 (FSA Insured)	1,000	1,212
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,469
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,233
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,345	1,382
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,409
		149,905
Puerto Rico - 0.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5.25% 7/1/24	7,000	7,518
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(d)	10,400	10,433
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,516
		23,467
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	$ 630	$ 672
South Carolina - 0.8%
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,374
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,512
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 3% 11/1/12	1,590	1,602
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	829
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,298
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,152
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,809
Series 2012 B, 5% 12/1/19	7,200	8,824
Series 2012 C:
5% 12/1/13 (a)	2,600	2,728
5% 12/1/20 (a)	7,500	9,021
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,495
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,140
		39,784
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	426
5.25% 11/1/18	1,000	1,169
		1,595
Tennessee - 0.7%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,864
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev.: - continued
Series 2010 B, 5.625% 7/1/20 (d)	$ 5,000	$ 5,965
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,702
4.75% 7/1/15	3,560	3,881
Shelby County Gen. Oblig. Series B:
0% 12/1/12	9,765	9,744
0% 12/1/12 (Escrowed to Maturity)	235	235
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,733
		33,237
Texas - 7.7%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	2,038
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,597
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,017
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,906
6% 1/1/18	1,000	1,099
6% 1/1/19	1,335	1,461
Austin Elec. Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	5,645	5,611
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,710
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,555
5% 11/15/17	1,375	1,653
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,216
5.25% 2/15/42	6,000	6,618
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,489
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,324
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	176
5.375% 5/1/16 (FSA Insured)	185	186
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.: - continued
5.375% 5/1/17 (FSA Insured)	$ 195	$ 196
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	1,300	1,338
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,250
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,529
5% 8/15/13	9,575	9,925
Clint Independent School District Series 2003:
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100)	810	815
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100)	190	191
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,529
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,408
5.25% 12/1/43	2,555	2,805
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,648
5% 11/1/16	3,000	3,477
5% 11/1/21	1,500	1,697
Series 2009, 5% 11/1/19	1,000	1,204
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,602
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,995
Fort Worth Independent School District Series 2009, 5% 2/15/17	1,220	1,444
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	3,027
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,142
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,257
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,864
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,825
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,391
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,356
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	$ 2,400	$ 2,956
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (d)	8,000	9,377
Series A, 5.5% 7/1/39	6,000	6,681
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (b)	9,700	9,794
2%, tender 6/1/14 (b)	6,500	6,662
Series 2005 A, 0% 2/15/16	6,395	6,200
0% 8/15/15	2,000	1,948
Houston Util. Sys. Rev. Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,963
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,212
0% 2/15/17	1,400	1,329
Series 2009, 4% 2/15/14	410	434
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,104
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,266
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,003
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,590
0% 8/15/17	1,020	959
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,689
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,529
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,747
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,913
5% 5/15/14	5,980	6,469
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	16
5% 5/15/15	2,470	2,767
5% 5/15/15 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21 (Pre-Refunded to 5/15/13 @ 100)	2,405	2,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Manor Independent School District Series 2007, 5.25% 8/1/34	$ 2,000	$ 2,253
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,228
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,612
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,055
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,314
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,819
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,221
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,591
Series 2011 A:
5.5% 9/1/41	1,200	1,395
6% 9/1/41	1,000	1,212
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,357
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,814
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,419
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,221
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100)	1,000	1,004
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100)	1,050	1,054
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (d)	2,165	2,398
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,786
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,961
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	$ 6,000	$ 7,476
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,816
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	4,021
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,425
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	2,941
Series 2009:
5% 10/1/19	3,045	3,671
5% 10/1/20	2,180	2,599
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,817
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,245
5% 11/15/14	2,005	2,204
5% 11/15/15	1,880	2,134
5.75% 11/15/24	4,700	5,509
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	8,220
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,921
Texas Gen. Oblig.:
Series 2008, 5% 4/1/25	3,200	3,750
Series 2009 A, 5% 10/1/17	3,660	4,414
Series 2011 A:
5% 8/1/19 (d)	1,545	1,846
5% 8/1/21 (d)	1,530	1,828
Series 2011 B, 2% 8/1/12 (d)	3,300	3,304
Series 2011 C:
5% 8/1/20 (d)	1,625	1,948
5% 8/1/21 (d)	1,460	1,744
Series B, 0% 10/1/13	8,900	8,797
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,748
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	7,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,300	$ 1,402
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	5,810	5,821
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,855
Series 2007, 5% 4/1/26	3,200	3,630
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,174
5.625% 7/15/21	440	441
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,077
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,185
Waller Independent School District:
5.5% 2/15/26	3,220	3,712
5.5% 2/15/33	4,160	4,689
5.5% 2/15/37	4,820	5,359
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,446
White Settlement Independent School District:
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	1,190	1,197
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	60	60
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	843
Ysleta Independent School District Series 2005, 5% 8/15/23	1,745	1,941
		370,747
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,953
5% 8/15/18	2,500	2,974
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,718
		13,645
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,320	2,329
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,013
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - continued
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.: - continued
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	$ 1,200	$ 1,280
5% 12/1/15 (FSA Insured)	1,000	1,088
		5,710
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,393
5% 10/1/14	3,000	3,201
		6,594
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(d)	7,500	7,630
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,239
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	12,823
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,622
		25,314
Washington - 2.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,547
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,366
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(d)	1,000	1,076
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,483
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,000
Series 2012 A:
5% 7/1/19	10,000	12,284
5% 7/1/20	25,000	30,865
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 145	$ 146
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100)	1,855	1,871
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,208
5% 1/1/23	1,000	1,202
5% 1/1/24	2,330	2,767
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,094
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,505
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,851
Series 2009, 5.25% 1/1/42	1,900	2,136
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,526
5% 12/1/19	1,385	1,663
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,062
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B, 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,790
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Escrowed to Maturity)	2,025	2,024
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,067
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,765
5% 8/15/16	2,500	2,823
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,385
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	$ 4,400	$ 4,838
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,000
		123,407
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,055
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,510
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,515
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	3,044
		7,124
Wisconsin - 0.3%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,278
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,904
5.75% 7/1/30	2,000	2,230
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,068
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	905
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5.5% 8/15/14	1,775	1,857
Series 2006 A, 5% 8/15/12	4,795	4,818
		14,060
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,115
TOTAL MUNICIPAL BONDS (Cost $4,109,118)		4,405,573
Municipal Notes - 0.3%
	Principal Amount (000s)	Value (000s)
New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12 (Cost $12,803)	$ 12,800	$ 12,806
Money Market Funds - 4.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.21% (c)(e) (Cost $193,034)	193,034,000	193,034
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $4,314,955)		4,611,413
NET OTHER ASSETS (LIABILITIES) - 4.1%		198,219
NET ASSETS - 100%		$ 4,809,632
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 152
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,418,379	$ -	$ 4,418,379	$ -
Money Market Funds	193,034	193,034	-	-
Total Investments in Securities:	$ 4,611,413	$ 193,034	$ 4,418,379	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.4%
Special Tax	11.9%
Health Care	11.8%
Electric Utilities	11.1%
Escrowed/Pre-Refunded	6.1%
Transportation	5.9%
Water & Sewer	5.8%
Others (Individually Less Than 5%)	5.9%
Short-Term Investments and Net Other Assets	8.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,121,921)	$ 4,418,379
Fidelity Central Funds (cost $193,034)	193,034
Total Investments (cost $4,314,955)		$ 4,611,413
Cash		190,224
Receivable for investments sold		609
Receivable for fund shares sold		4,160
Interest receivable		52,549
Distributions receivable from Fidelity Central Funds		33
Other receivables		46
Total assets		4,859,034

Liabilities
Payable for investments purchased Regular delivery	$ 676
Delayed delivery	40,428
Payable for fund shares redeemed	2,489
Distributions payable	3,429
Accrued management fee	1,068
Distribution and service plan fees payable	94
Other affiliated payables	1,178
Other payables and accrued expenses	40
Total liabilities		49,402

Net Assets		$ 4,809,632
Net Assets consist of:
Paid in capital		$ 4,509,970
Undistributed net investment income		655
Accumulated undistributed net realized gain (loss) on investments		2,549
Net unrealized appreciation (depreciation) on investments		296,458
Net Assets		$ 4,809,632

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($127,290 ÷ 12,029.1 shares)	$ 10.58

Maximum offering price per share (100/96.00 of $10.58)	$ 11.02
Class T: Net Asset Value and redemption price per share ($17,579 ÷ 1,662.2 shares)	$ 10.58

Maximum offering price per share (100/96.00 of $10.58)	$ 11.02
Class B: Net Asset Value and offering price per share ($3,129 ÷ 295.7 shares)A	$ 10.58

Class C: Net Asset Value and offering price per share ($75,038 ÷ 7,088.8 shares)A	$ 10.59

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,290,540 ÷ 405,720.3 shares)	$ 10.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($296,056 ÷ 27,954.9 shares)	$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 78,966
Income from Fidelity Central Funds		152
Total income		79,118

Expenses
Management fee	$ 6,229
Transfer agent fees	2,050
Distribution and service plan fees	544
Accounting fees and expenses	323
Custodian fees and expenses	26
Independent trustees' compensation	8
Registration fees	134
Audit	29
Legal	5
Miscellaneous	22
Total expenses before reductions	9,370
Expense reductions	(81)	9,289
Net investment income (loss)		69,829
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,194
Change in net unrealized appreciation (depreciation) on investment securities		50,414
Net gain (loss)		53,608
Net increase (decrease) in net assets resulting from operations		$ 123,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,829	$ 141,368
Net realized gain (loss)	3,194	(645)
Change in net unrealized appreciation (depreciation)	50,414	177,505
Net increase (decrease) in net assets resulting from operations	123,437	318,228
Distributions to shareholders from net investment income	(68,000)	(142,667)
Distributions to shareholders from net realized gain	-	(4,880)
Total distributions	(68,000)	(147,547)
Share transactions - net increase (decrease)	275,151	31,139
Redemption fees	31	58
Total increase (decrease) in net assets	330,619	201,878

Net Assets
Beginning of period	4,479,013	4,277,135
End of period (including undistributed net investment income of $655 and distributions in excess of net investment income of $1,174, respectively)	$ 4,809,632	$ 4,479,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.144	.318	.318	.325	.344	.357
Net realized and unrealized gain (loss)	.126	.435	(.088)	.482	(.277)	.005
Total from investment operations	.270	.753	.230	.807	.067	.362
Distributions from net investment income	(.140)	(.321)	(.317)	(.327)	(.346)	(.357)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.140)	(.333)	(.360)	(.327)	(.348)	(.372)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.58	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return B,C,D	2.59%	7.65%	2.25%	8.43%	.69%	3.71%
Ratios to Average Net Assets F,H
Expenses before reductions	.66% A	.68%	.68%	.71%	.68%	.68%
Expenses net of fee waivers, if any	.66% A	.68%	.68%	.71%	.68%	.68%
Expenses net of all reductions	.66% A	.68%	.68%	.71%	.61%	.61%
Net investment income (loss)	2.74% A	3.12%	3.09%	3.25%	3.55%	3.61%
Supplemental Data
Net assets, end of period (in millions)	$ 127	$ 115	$ 113	$ 106	$ 43	$ 6
Portfolio turnover rate G	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.144	.319	.320	.328	.347	.355
Net realized and unrealized gain (loss)	.126	.436	(.087)	.481	(.279)	.006
Total from investment operations	.270	.755	.233	.809	.068	.361
Distributions from net investment income	(.140)	(.323)	(.320)	(.329)	(.347)	(.356)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.140)	(.335)	(.363)	(.329)	(.349)	(.371)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.58	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return B,C,D	2.59%	7.67%	2.28%	8.46%	.70%	3.70%
Ratios to Average Net Assets F,H
Expenses before reductions	.65% A	.67%	.66%	.69%	.68%	.68%
Expenses net of fee waivers, if any	.65% A	.67%	.66%	.69%	.68%	.68%
Expenses net of all reductions	.65% A	.67%	.65%	.68%	.63%	.63%
Net investment income (loss)	2.75% A	3.14%	3.11%	3.28%	3.53%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 18	$ 13	$ 12	$ 9	$ 5
Portfolio turnover rate G	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.111	.254	.252	.261	.278	.289
Net realized and unrealized gain (loss)	.125	.435	(.087)	.481	(.278)	.003
Total from investment operations	.236	.689	.165	.742	-	.292
Distributions from net investment income	(.106)	(.257)	(.252)	(.262)	(.279)	(.287)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.106)	(.269)	(.295)	(.262)	(.281)	(.302)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.001	- J
Net asset value, end of period	$ 10.58	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return B,C,D	2.27%	6.98%	1.60%	7.73%	0.00% H	2.99%
Ratios to Average Net Assets F,I
Expenses before reductions	1.29% A	1.32%	1.32%	1.35%	1.37%	1.37%
Expenses net of fee waivers, if any	1.29% A	1.32%	1.32%	1.35%	1.37%	1.37%
Expenses net of all reductions	1.29% A	1.31%	1.31%	1.35%	1.31%	1.30%
Net investment income (loss)	2.11% A	2.49%	2.46%	2.61%	2.85%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,129	$ 3,269	$ 3,650	$ 3,261	$ 1,403	$ 546
Portfolio turnover rate G	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.04	$ 10.16	$ 9.68	$ 9.97	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.103	.240	.240	.252	.271	.283
Net realized and unrealized gain (loss)	.126	.435	(.078)	.480	(.290)	.004
Total from investment operations	.229	.675	.162	.732	(.019)	.287
Distributions from net investment income	(.099)	(.243)	(.239)	(.252)	(.270)	(.282)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.099)	(.255)	(.282)	(.252)	(.272)	(.297)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.59	$ 10.46	$ 10.04	$ 10.16	$ 9.68	$ 9.97
Total Return B,C,D	2.19%	6.82%	1.58%	7.63%	(.18)%	2.93%
Ratios to Average Net Assets F,H
Expenses before reductions	1.44% A	1.46%	1.44%	1.45%	1.45%	1.42%
Expenses net of fee waivers, if any	1.44% A	1.46%	1.44%	1.45%	1.45%	1.42%
Expenses net of all reductions	1.44% A	1.45%	1.44%	1.45%	1.39%	1.35%
Net investment income (loss)	1.96% A	2.35%	2.33%	2.52%	2.78%	2.87%
Supplemental Data
Net assets, end of period (in millions)	$ 75	$ 65	$ 64	$ 49	$ 15	$ 3
Portfolio turnover rate G	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.03	$ 10.15	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) D	.159	.347	.347	.355	.372	.381
Net realized and unrealized gain (loss)	.126	.435	(.077)	.472	(.278)	.006
Total from investment operations	.285	.782	.270	.827	.094	.387
Distributions from net investment income	(.155)	(.350)	(.347)	(.357)	(.373)	(.382)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.155)	(.362)	(.390)	(.357)	(.375)	(.397)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 10.58	$ 10.45	$ 10.03	$ 10.15	$ 9.68	$ 9.96
Total Return B, C	2.73%	7.96%	2.65%	8.65%	.96%	3.97%
Ratios to Average Net Assets E,G
Expenses before reductions	.37% A	.40%	.39%	.41%	.42%	.42%
Expenses net of fee waivers, if any	.37% A	.40%	.39%	.41%	.42%	.42%
Expenses net of all reductions	.37% A	.40%	.39%	.41%	.38%	.37%
Net investment income (loss)	3.03% A	3.41%	3.38%	3.55%	3.79%	3.85%
Supplemental Data
Net assets, end of period (in millions)	$ 4,291	$ 4,003	$ 3,807	$ 3,775	$ 2,694	$ 2,013
Portfolio turnover rate F	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.04	$ 10.17	$ 9.69	$ 9.97	$ 9.98
Income from Investment Operations
Net investment income (loss) D	.157	.343	.341	.351	.369	.378
Net realized and unrealized gain (loss)	.125	.435	(.087)	.481	(.276)	.006
Total from investment operations	.282	.778	.254	.832	.093	.384
Distributions from net investment income	(.152)	(.346)	(.341)	(.352)	(.372)	(.379)
Distributions from net realized gain	-	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.152)	(.358)	(.384)	(.352)	(.374)	(.394)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 10.59	$ 10.46	$ 10.04	$ 10.17	$ 9.69	$ 9.97
Total Return B, C	2.71%	7.91%	2.49%	8.69%	.96%	3.95%
Ratios to Average Net Assets E,G
Expenses before reductions	.42% A	.44%	.46%	.47%	.43%	.44%
Expenses net of fee waivers, if any	.42% A	.44%	.46%	.47%	.43%	.44%
Expenses net of all reductions	.41% A	.44%	.46%	.46%	.36%	.39%
Net investment income (loss)	2.98% A	3.37%	3.31%	3.50%	3.80%	3.83%
Supplemental Data
Net assets, end of period (in millions)	$ 296	$ 274	$ 277	$ 660	$ 253	$ 54
Portfolio turnover rate F	16% A	14%	18%	5%	8%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual fund, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and deferred trustees compensation.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 299,140
Gross unrealized depreciation	(2,573)
Net unrealized appreciation (depreciation) on securities and other investments	$ 296,567

Tax cost	$ 4,314,846

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

No expiration
Short term	$ (645)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $563,056 and $340,256, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .27% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 155	$ 11
Class T	-%	.25%	22	-
Class B	.65%	.25%	14	10
Class C	.75%	.25%	353	85
			$ 544	$ 106

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21
Class T	2
Class B*	2
Class C*	4
$ 29

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 73.12
Class T	9.11
Class B	2.10
Class C	50.14
Intermediate Municipal Income	1,739.08
Institutional Class	177.13
	$ 2,050

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $26 and $55, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Class A	$ 1,635	$ 3,370
Class T	231	416
Class B	32	86
Class C	657	1,433
Intermediate Municipal Income	61,409	128,225
Institutional Class	4,036	9,137
Total	$ 68,000	$ 142,667
From net realized gain
Class A	$ -	$ 126
Class T	-	15
Class B	-	4
Class C	-	72
Intermediate Municipal Income	-	4,330
Institutional Class	-	333
Total	$ -	$ 4,880

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Class A
Shares sold	2,508	3,563	$ 26,483	$ 36,321
Reinvestment of distributions	113	245	1,199	2,493
Shares redeemed	(1,631)	(3,985)	(17,224)	(40,305)
Net increase (decrease)	990	(177)	$ 10,458	$ (1,491)
Class T
Shares sold	153	674	$ 1,615	$ 6,926
Reinvestment of distributions	18	33	185	335
Shares redeemed	(203)	(332)	(2,136)	(3,338)
Net increase (decrease)	(32)	375	$ (336)	$ 3,923
Class B
Shares sold	2	28	$ 18	$ 283
Reinvestment of distributions	2	5	18	49
Shares redeemed	(21)	(84)	(215)	(848)
Net increase (decrease)	(17)	(51)	$ (179)	$ (516)
Class C
Shares sold	1,413	1,639	$ 14,914	$ 16,775
Reinvestment of distributions	44	99	462	1,007
Shares redeemed	(628)	(1,810)	(6,633)	(18,310)
Net increase (decrease)	829	(72)	$ 8,743	$ (528)
Intermediate Municipal Income
Shares sold	55,770	106,346	$ 587,916	$ 1,081,129
Reinvestment of distributions	4,115	9,123	43,484	92,856
Shares redeemed	(37,383)	(111,915)	(393,909)	(1,129,814)
Net increase (decrease)	22,502	3,554	$ 237,491	$ 44,171
Institutional Class
Shares sold	6,359	13,604	$ 67,234	$ 138,309
Reinvestment of distributions	176	358	1,860	3,652
Shares redeemed	(4,745)	(15,429)	(50,120)	(156,381)
Net increase (decrease)	1,790	(1,467)	$ 18,974	$ (14,420)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIMI-USAN-0812
1.820146.106

(Fidelity Investment logo)(registered trademark)

Fidelity®
Strategic Income
Fund

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Actual	.71%	$ 1,000.00	$ 1,045.70	$ 3.61
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.33	$ 3.57

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of June 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	19.3	19.0
Fannie Mae	2.8	1.9
German Federal Republic	2.7	2.3
Freddie Mac	2.5	1.3
Italian Republic	2.3	1.4
	29.6
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	8.6	6.4
Consumer Discretionary	5.6	5.1
Energy	5.6	6.3
Industrials	4.6	4.4
Materials	3.8	3.3
Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
U.S. Government and U.S. Government Agency Obligations† 30.5%	U.S. Government and U.S. Government Agency Obligations† 28.4%
AAA,AA,A 14.1%	AAA,AA,A 14.4%
BBB 6.3%	BBB 4.7%
BB 14.5%	BB 13.5%
B 20.9%	B 23.2%
CCC,CC,C 5.7%	CCC,CC,C 4.9%
Not Rated 2.3%	Not Rated 2.7%
Equities 0.8%	Equities 0.7%
Short-Term Investments and Net Other Assets (Liabilities) 4.9%	Short-Term Investments and Net Other Assets (Liabilities) 7.5%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	Preferred Securities 0.2%		Preferred Securities 0.3%
	Corporate Bonds 36.3%		Corporate Bonds 34.6%
	U.S. Government and U.S. Government Agency Obligations† 30.5%		U.S. Government and U.S. Government Agency Obligations† 28.4%
	Foreign Government & Government Agency Obligations 22.0%		Foreign Government & Government Agency Obligations 22.8%
	Floating Rate Loans 5.2%		Floating Rate Loans 5.5%
	Stocks 0.8%		Stocks 0.7%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 4.9%		Short-Term Investments and Net Other Assets (Liabilities) 7.5%
* Foreign investments	33.5%	** Foreign investments	34.0%
* Futures and Swaps	2.0%	** Futures and Swaps	1.8%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Semiannual Report

Investments June 30, 2012

Showing Percentage of Net Assets

Corporate Bonds - 36.3%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 7,641	$ 11,118
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,080	2,070
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		1,930	1,901
MATERIALS - 0.1%
Metals & Mining - 0.1%
Vedanta Resources Jersey II Ltd.:
4% 3/30/17		4,600	4,508
5.5% 7/13/16		2,600	2,392
			6,900
TOTAL CONVERTIBLE BONDS			21,989
Nonconvertible Bonds - 36.1%
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.6%
Affinia Group, Inc.:
9% 11/30/14		5,455	5,503
10.75% 8/15/16 (f)		1,416	1,519
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,610	1,739
Dana Holding Corp.:
6.5% 2/15/19		2,040	2,173
6.75% 2/15/21		12,265	13,246
Delphi Corp.:
5.875% 5/15/19		4,870	5,187
6.125% 5/15/21		4,760	5,200
Exide Technologies 8.625% 2/1/18		11,855	9,336
International Automotive Components Group SA 9.125% 6/1/18 (f)		4,835	4,436
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,080	2,135
Tenneco, Inc.:
6.875% 12/15/20		5,580	6,026
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Tenneco, Inc.: - continued
7.75% 8/15/18		$ 1,360	$ 1,459
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		4,405	4,691
			62,650
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (f)		2,060	2,132
Ford Motor Co. 7.45% 7/16/31		2,077	2,601
General Motors Corp.:
6.75% 5/1/28 (c)		8,668	0
7.125% 7/15/13 (c)		1,455	0
7.2% 1/15/11 (c)		3,635	0
7.4% 9/1/25 (c)		455	0
7.7% 4/15/16 (c)		6,455	0
8.25% 7/15/23 (c)		4,400	0
8.375% 7/15/33 (c)		6,365	0
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		3,425	3,716
			8,449
Diversified Consumer Services - 0.0%
ServiceMaster Co. 8% 2/15/20		2,560	2,787
Hotels, Restaurants & Leisure - 1.3%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	13,120	6,875
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (f)		18,160	18,296
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		1,330	1,377
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,298
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		3,930	4,382
MCE Finance Ltd. 10.25% 5/15/18		6,970	7,928
MGM Mirage, Inc. 10.375% 5/15/14		1,235	1,400
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(k)		2,740	1,815
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		11,387	11,852
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		2,470	2,742
NCL Corp. Ltd. 9.5% 11/15/18		1,310	1,431
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		$ 995	$ 1,027
Roadhouse Financing, Inc. 10.75% 10/15/17		1,375	1,320
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		615	633
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,380	1,056
Station Casinos LLC 3.66% 6/18/18 (e)(f)		17,965	13,519
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)		525	549
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		8,645	9,263
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		686	261
Wok Acquisition Corp. 10.25% 6/30/20 (f)		2,215	2,293
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (f)		12,640	12,577
7.75% 8/15/20		19,415	21,357
			123,251
Household Durables - 1.0%
Jarden Corp. 6.125% 11/15/22		2,905	3,108
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		5,840	6,424
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)		5,380	5,568
7.125% 4/15/19 (f)		10,870	11,359
7.875% 8/15/19 (f)		6,120	6,579
8.5% 5/15/18 (e)(f)		390	374
8.5% 2/15/21 (e)(f)		19,190	17,991
9% 4/15/19 (f)		21,450	20,914
9.875% 8/15/19 (f)		9,650	9,867
9.875% 8/15/19 (f)		3,050	3,164
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,077	1,166
Standard Pacific Corp.:
8.375% 5/15/18		2,005	2,190
8.375% 1/15/21		3,850	4,197
Toll Brothers Finance Corp. 5.875% 2/15/22		4,525	4,785
			97,686
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		$ 6,855	$ 7,541
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,345	1,473
			9,014
Media - 1.1%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		2,035	2,127
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		9,290	9,894
6.625% 1/31/22		7,175	7,677
7.375% 6/1/20		4,895	5,372
7.875% 4/30/18		2,635	2,866
8.125% 4/30/20		6,280	7,002
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		8,360	8,987
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		3,402	3,793
Checkout Holding Corp. 0% 11/15/15 (f)		2,915	1,355
DISH DBS Corp.:
5.875% 7/15/22 (f)		12,555	12,681
6.75% 6/1/21		8,535	9,196
EchoStar Communications Corp. 7.125% 2/1/16		10,835	11,864
Liberty Media Corp.:
8.25% 2/1/30		1,960	2,014
8.5% 7/15/29		1,730	1,782
MDC Partners, Inc. 11% 11/1/16		755	804
MediMedia USA, Inc. 11.375% 11/15/14 (f)		770	693
Sheridan Group, Inc. 12.5% 4/15/14		2,704	2,244
Sinclair Television Group, Inc. 8.375% 10/15/18		3,175	3,472
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		3,365	3,407
WMG Acquisition Corp. 11.5% 10/1/18		13,545	14,696
			111,926
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,315	1,427
Claire's Stores, Inc. 8.875% 3/15/19		1,550	1,325
Limited Brands, Inc. 5.625% 2/15/22		7,060	7,201
Office Depot, Inc. 9.75% 3/15/19 (f)		3,275	3,193
Sally Holdings LLC 6.875% 11/15/19		2,870	3,114
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc. 9% 3/15/18		$ 8,155	$ 8,828
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		2,505	2,568
			27,656
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		6,640	7,005
Levi Strauss & Co. 7.625% 5/15/20		8,365	8,992
Polymer Group, Inc. 7.75% 2/1/19		1,370	1,449
			17,446
TOTAL CONSUMER DISCRETIONARY			460,865
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		705	726
Food & Staples Retailing - 0.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		4,060	4,365
Grifols, Inc. 8.25% 2/1/18		4,285	4,596
Rite Aid Corp.:
8% 8/15/20		3,935	4,447
9.25% 3/15/20 (f)		7,270	7,306
9.25% 3/15/20 (f)		4,290	4,311
9.75% 6/12/16		530	586
10.25% 10/15/19		1,655	1,862
			27,473
Food Products - 0.3%
Darling International, Inc. 8.5% 12/15/18		1,020	1,148
Dean Foods Co. 9.75% 12/15/18		6,515	7,297
Gruma SAB de CV 7.75% (Reg. S) (g)		4,563	4,563
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (f)		2,900	2,857
11.625% 5/1/14		4,120	4,697
MHP SA 10.25% 4/29/15 (f)		3,560	3,400
Michael Foods, Inc. 9.75% 7/15/18		1,680	1,844
Smithfield Foods, Inc. 10% 7/15/14		4,705	5,352
			31,158
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Household Products - 0.1%
Harbinger Group, Inc. 10.625% 11/15/15		$ 2,390	$ 2,492
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (f)		2,510	2,836
			5,328
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,355	1,480
NBTY, Inc. 9% 10/1/18		4,475	4,951
Prestige Brands, Inc. 8.125% 2/1/20 (f)		675	737
Revlon Consumer Products Corp. 9.75% 11/15/15		3,450	3,700
			10,868
TOTAL CONSUMER STAPLES			75,553
ENERGY - 5.4%
Energy Equipment & Services - 0.3%
Atwood Oceanics, Inc. 6.5% 2/1/20		980	1,024
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		5,010	4,509
Forbes Energy Services Ltd. 9% 6/15/19		3,455	3,213
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		2,009	2,099
Oil States International, Inc. 6.5% 6/1/19		3,555	3,697
Pioneer Drilling Co. 9.875% 3/15/18		3,055	3,208
Precision Drilling Corp. 6.5% 12/15/21		850	867
Pride International, Inc. 6.875% 8/15/20		2,775	3,417
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,450	1,544
			23,578
Oil, Gas & Consumable Fuels - 5.1%
Afren PLC 11.5% 2/1/16 (f)		1,905	2,015
Alpha Natural Resources, Inc.:
6% 6/1/19		3,240	2,762
6.25% 6/1/21		1,275	1,071
ATP Oil & Gas Corp. 11.875% 5/1/15		10,785	4,961
Berry Petroleum Co. 10.25% 6/1/14		1,820	2,038
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		3,360	3,396
9.625% 8/1/20 (f)		4,120	4,120
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		12,895	13,411
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chaparral Energy, Inc. 9.875% 10/1/20		$ 1,640	$ 1,820
Clayton Williams Energy, Inc. 7.75% 4/1/19		4,605	4,513
Concho Resources, Inc.:
6.5% 1/15/22		5,640	5,866
7% 1/15/21		2,565	2,738
8.625% 10/1/17		1,850	2,049
Continental Resources, Inc.:
5% 9/15/22 (f)		8,430	8,546
7.125% 4/1/21		2,265	2,503
8.25% 10/1/19		770	859
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19		2,010	1,995
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,375	4,583
Denbury Resources, Inc.:
8.25% 2/15/20		3,449	3,768
9.75% 3/1/16		1,310	1,431
DTEK Finance BV 9.5% 4/28/15 (f)		2,110	2,047
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	4,703
Endeavour International Corp. 12% 3/1/18 (f)		5,195	5,429
Energy Partners Ltd. 8.25% 2/15/18		5,860	5,787
Energy Transfer Equity LP 7.5% 10/15/20		9,100	9,987
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		11,470	12,273
EXCO Resources, Inc. 7.5% 9/15/18		5,700	4,703
Goodrich Petroleum Corp. 8.875% 3/15/19		3,050	2,898
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		3,155	3,478
7% 5/5/20 (f)		3,680	4,186
9.125% 7/2/18 (f)		4,345	5,393
11.75% 1/23/15 (f)		3,280	3,903
Laredo Pete, Inc. 7.375% 5/1/22 (f)		5,160	5,354
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21		18,125	19,077
8.625% 4/15/20		12,975	13,981
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
6.25% 6/15/22		8,390	8,642
6.75% 11/1/20		1,690	1,787
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Naftogaz of Ukraine NJSC 9.5% 9/30/14		$ 3,650	$ 3,481
Newfield Exploration Co.:
5.625% 7/1/24		4,490	4,591
6.875% 2/1/20		11,450	12,137
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17		4,135	4,424
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		14,690	13,148
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		6,518	7,105
Pan American Energy LLC 7.875% 5/7/21 (f)		2,500	2,113
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		8,170	8,129
Pemex Project Funding Master Trust:
5.75% 3/1/18		4,595	5,204
6.625% 6/15/35		11,140	13,368
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)		5,835	5,777
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		4,540	4,893
6.875% 1/20/40		2,875	3,452
8.375% 12/10/18		3,950	4,889
Petrohawk Energy Corp. 7.875% 6/1/15		15,785	16,410
Petroleos de Venezuela SA:
4.9% 10/28/14		19,565	16,826
5% 10/28/15		2,520	1,959
5.375% 4/12/27		14,400	8,244
5.5% 4/12/37		6,505	3,692
8% 11/17/13		4,005	3,985
8.5% 11/2/17 (f)		42,025	34,040
9% 11/17/21 (Reg. S)		6,720	4,922
12.75% 2/17/22 (f)		15,690	14,749
Petroleos Mexicanos:
4.875% 1/24/22 (f)		3,430	3,722
5.5% 1/21/21		4,255	4,829
5.5% 6/27/44 (f)		3,175	3,262
6% 3/5/20		2,680	3,126
6.5% 6/2/41		1,925	2,247
6.5% 6/2/41 (f)		1,925	2,267
6.625% (f)(g)		12,125	12,368
8% 5/3/19		2,420	3,104
Petroleum Development Corp. 12% 2/15/18		3,785	4,050
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co. 7.5% 1/15/20		$ 7,405	$ 9,182
PT Adaro Indonesia 7.625% 10/22/19 (f)		3,350	3,534
PT Pertamina Persero:
4.875% 5/3/22 (f)		3,535	3,535
5.25% 5/23/21 (f)		2,930	3,018
6% 5/3/42 (f)		3,660	3,614
6.5% 5/27/41 (f)		2,130	2,231
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		5,780	6,098
Rosetta Resources, Inc. 9.5% 4/15/18		3,220	3,449
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,475
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (f)		2,325	2,319
6.875% 2/1/21		2,425	2,522
11.25% 7/15/17		3,605	4,065
Teekay Corp. 8.5% 1/15/20		3,285	3,342
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,596
7.625% 4/1/37		1,550	1,905
8.375% 6/15/32		1,570	2,054
Venoco, Inc.:
8.875% 2/15/19		6,410	5,721
11.5% 10/1/17		4,610	4,841
WPX Energy, Inc. 6% 1/15/22		6,100	6,070
YPF SA 10% 11/2/28		2,505	2,455
			497,612
TOTAL ENERGY			521,190
FINANCIALS - 7.5%
Capital Markets - 0.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,130	5,438
Lloyds TSB Bank PLC 4.875% 3/30/27	GBP	4,650	7,732
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		3,245	422
			13,592
Commercial Banks - 2.0%
Abbey National Treasury Services PLC 5.25% 2/16/29	GBP	3,000	4,934
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
African Export-Import Bank 8.75% 11/13/14		$ 1,880	$ 2,061
Akbank T.A.S.:
5.125% 7/22/15 (f)		4,930	4,985
6.5% 3/9/18 (f)		1,215	1,267
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (f)		1,165	1,389
Barclays Bank PLC 4.25% 1/12/22	GBP	3,350	5,587
BBVA Paraguay SA 9.75% 2/11/16 (f)		3,805	3,881
CIT Group, Inc.:
5% 5/15/17		10,470	10,732
5.25% 3/15/18		21,065	21,750
5.375% 5/15/20		9,060	9,264
5.5% 2/15/19 (f)		31,085	31,940
7% 5/2/17 (f)		8,671	8,682
Co-Operative Bank PLC 4.75% 11/11/21	GBP	3,600	5,992
Development Bank of Philippines 8.375% (g)(k)		5,840	6,278
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		3,329	3,229
European Investment Bank 5.375% 6/7/21	GBP	3,750	7,004
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		2,450	2,419
HSBK (Europe) BV:
7.25% 5/3/17 (f)		4,790	4,802
9.25% 10/16/13 (f)		2,825	2,924
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	290,000	1,638
8.2% 12/12/12	NGN	760,000	4,413
JSC Kazkommertsbank BV 8% 11/3/15 (f)		3,850	3,561
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		1,460	1,433
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	4,750	6,237
Royal Bank of Scotland PLC 5.125% 1/13/24	GBP	4,050	7,141
RSHB Capital SA:
6% 6/3/21 (f)		1,985	1,950
9% 6/11/14 (f)		1,865	2,052
SSB #1 PLC 8.25% 3/10/16		850	720
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		$ 4,735	$ 3,646
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		3,315	3,315
US Bank NA 1.076% 2/28/17 (k)	EUR	1,250	1,443
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		8,860	9,237
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		2,565	2,588
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (f)		3,725	3,762
			192,256
Consumer Finance - 2.8%
Ally Financial, Inc.:
3.6669% 2/11/14 (k)		7,550	7,399
5.5% 2/15/17		6,620	6,736
7.5% 9/15/20		36,300	40,838
8% 3/15/20		25,595	29,434
Ford Motor Credit Co. LLC:
4.25% 2/3/17		21,015	22,029
5.75% 2/1/21		2,070	2,272
5.875% 8/2/21		15,415	17,149
12% 5/15/15		10,075	12,543
General Motors Acceptance Corp.:
6.75% 12/1/14		10,540	10,962
8% 11/1/31		24,015	27,748
GMAC LLC:
6.75% 12/1/14		3,485	3,677
8% 11/1/31		56,464	65,922
SLM Corp.:
6% 1/25/17		8,050	8,271
7.25% 1/25/22		4,200	4,368
8% 3/25/20		6,200	6,789
			266,137
Diversified Financial Services - 1.9%
Aquarius Investments Luxemburg 8.25% 2/18/16		4,130	4,337
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		5,475	4,900
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC 3.83% 10/6/17	EUR	2,450	$ 3,371
CDW LLC/CDW Finance Corp. 8% 12/15/18 (e)		$ 1,430	1,544
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	177	334
8.151% 12/31/30	GBP	390	841
European Economic Community 2.875% 4/4/28	EUR	5,750	7,183
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (f)		4,880	5,075
9.375% 5/1/20 (f)		20,310	21,021
Fibria Overseas Finance Ltd.:
6.75% 3/3/21 (f)		1,460	1,460
7.5% 5/4/20 (f)		1,995	2,075
GE Capital UK Funding 4.375% 7/31/19	GBP	4,450	7,316
General Motors Financial Co., Inc. 6.75% 6/1/18		5,660	6,184
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		3,755	3,980
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		13,185	13,861
8% 1/15/18		33,400	35,488
Indo Energy Finance BV 7% 5/7/18 (f)		3,085	3,008
Magnesita Finance Ltd. 8.625% (f)(g)		2,265	2,254
Offshore Group Investment Ltd. 11.5% 8/1/15		5,225	5,617
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	1,250	2,125
Regions Financing Trust II 6.625% 5/15/47 (k)		4,155	3,947
TMK Capital SA 7.75% 1/27/18		3,705	3,464
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		3,860	4,545
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (f)(k)		2,550	2,741
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (f)		6,420	6,885
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (f)		2,655	2,748
6.8% 11/22/25 (f)		2,630	2,748
6.902% 7/9/20 (f)		6,320	6,857
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		$ 19,057	$ 11,991
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		7,685	7,647
			185,547
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (f)		2,620	2,790
USI Holdings Corp. 4.3419% 11/15/14 (f)(k)		823	763
			3,553
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,220	7,509
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (f)		12,150	12,120
6.75% 10/15/22		7,545	8,035
7.5% 2/15/20		4,325	4,725
			32,389
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,015	5,316
Realogy Corp.:
7.625% 1/15/20 (f)		5,540	5,748
7.875% 2/15/19 (f)		6,330	6,251
9% 1/15/20 (f)		4,560	4,685
11.5% 4/15/17		250	236
12% 4/15/17		2,449	2,290
Taylor Morrison Community Monarch 7.75% 4/15/20 (f)		3,355	3,481
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,392	3,854
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		755	789
			32,650
TOTAL FINANCIALS			726,124
HEALTH CARE - 3.0%
Health Care Equipment & Supplies - 0.2%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18 (f)		1,530	1,584
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Kinetic Concepts, Inc./KCI (USA), Inc.:
10.5% 11/1/18 (f)		$ 12,585	$ 13,151
12.5% 11/1/19 (f)		8,310	7,437
			22,172
Health Care Providers & Services - 2.2%
Community Health Systems, Inc. 8% 11/15/19		11,490	12,179
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,619
DaVita, Inc.:
6.375% 11/1/18		4,010	4,170
6.625% 11/1/20		13,925	14,482
Emergency Medical Services Corp. 8.125% 6/1/19		5,700	5,949
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (f)		13,310	13,876
5.875% 1/31/22 (f)		14,710	15,372
Gentiva Health Services, Inc. 11.5% 9/1/18		5,050	4,343
HCA Holdings, Inc. 7.75% 5/15/21		34,550	37,012
HCA, Inc.:
5.875% 3/15/22		16,855	17,592
6.5% 2/15/16		3,410	3,657
6.5% 2/15/20		13,550	14,736
7.25% 9/15/20		21,345	23,319
7.5% 2/15/22		1,195	1,300
8% 10/1/18		1,200	1,344
Health Management Associates, Inc. 7.375% 1/15/20 (f)		2,585	2,747
HealthSouth Corp. 8.125% 2/15/20		6,585	7,178
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		12,060	11,879
InVentiv Health, Inc. 10% 8/15/18 (f)		795	656
Radiation Therapy Services, Inc. 8.875% 1/15/17 (f)		3,515	3,374
ResCare, Inc. 10.75% 1/15/19		2,445	2,708
Rotech Healthcare, Inc. 10.5% 3/15/18		2,210	1,105
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,080	1,161
Tenet Healthcare Corp. 6.25% 11/1/18		6,540	6,883
UHS Escrow Corp. 7% 10/1/18		910	981
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		$ 3,755	$ 3,793
Vanguard Health Systems, Inc. 0% 2/1/16		210	145
			213,560
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		4,340	4,394
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (f)		3,730	3,898
			8,292
Pharmaceuticals - 0.5%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		5,110	5,570
Leiner Health Products, Inc. 11% 6/1/49 (c)		2,435	0
Mylan, Inc.:
6% 11/15/18 (f)		9,900	10,370
7.625% 7/15/17 (f)		3,540	3,894
7.875% 7/15/20 (f)		6,390	7,189
Valeant Pharmaceuticals International:
6.75% 8/15/21 (f)		8,070	7,909
6.875% 12/1/18 (f)		7,955	8,233
			43,165
TOTAL HEALTH CARE			287,189
INDUSTRIALS - 3.7%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		730	307
12% 11/1/14 pay-in-kind		1,335	1,247
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		8,595	8,960
7.125% 3/15/21		1,485	1,552
			12,066
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		2,965	3,084
Airlines - 0.5%
Air Canada 9.25% 8/1/15 (f)		6,360	6,169
American Airlines, Inc. equipment trust certificate 13% 8/1/16		2,981	3,175
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		$ 4,522	$ 4,861
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		696	716
Continental Airlines, Inc. 7.25% 11/10/19		4,076	4,616
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		1,072	1,136
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,139	7,674
8.021% 8/10/22		3,071	3,106
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,800	1,908
8.028% 11/1/17		517	522
United Air Lines, Inc.:
9.875% 8/1/13 (f)		1,525	1,586
12% 11/1/13 (f)		3,030	3,159
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		6,324	7,194
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25		4,703	4,985
			50,807
Building Products - 0.1%
Building Materials Corp. of America 6.75% 5/1/21 (f)		4,250	4,548
HD Supply, Inc. 11% 4/15/20 (f)		9,650	10,374
			14,922
Commercial Services & Supplies - 2.0%
ADS Tactical, Inc. 11% 4/1/18 (f)		1,465	1,443
American Reprographics Co. 10.5% 12/15/16		4,135	4,135
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (f)		2,680	2,660
Casella Waste Systems, Inc.:
7.75% 2/15/19		1,010	990
11% 7/15/14		1,275	1,339
Covanta Holding Corp. 7.25% 12/1/20		4,475	4,848
Garda World Security Corp. 9.75% 3/15/17 (f)		2,020	2,136
International Lease Finance Corp.:
5.75% 5/15/16		10,645	10,805
5.875% 4/1/19		20,925	20,716
6.25% 5/15/19		21,435	21,837
6.75% 9/1/16 (f)		12,755	13,807
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
International Lease Finance Corp.: - continued
7.125% 9/1/18 (f)		$ 23,540	$ 26,129
8.25% 12/15/20		11,050	12,625
8.625% 9/15/15		7,205	7,980
8.625% 1/15/22		25,445	29,453
8.75% 3/15/17		16,225	18,253
The Geo Group, Inc. 7.75% 10/15/17		2,520	2,684
United Rentals North America, Inc. 8.375% 9/15/20		6,305	6,541
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		3,080	2,988
			191,369
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (f)(g)		9,030	9,281
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		610	625
Sensata Technologies BV 6.5% 5/15/19 (f)		4,840	5,009
			5,634
Industrial Conglomerates - 0.0%
Sequa Corp. 13.5% 12/1/15 pay-in-kind (f)		3,704	3,945
Machinery - 0.1%
Accuride Corp. 9.5% 8/1/18		570	587
ArvinMeritor, Inc. 10.625% 3/15/18		1,895	1,994
Terex Corp. 10.875% 6/1/16		4,115	4,588
			7,169
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,315	2,165
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		4,175	3,653
8.875% 11/1/17		2,650	2,703
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		1,195	1,099
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,570	2,056
			11,676
Road & Rail - 0.3%
JSC Georgian Railway 7.75% 7/11/22 (f)		1,640	1,642
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		2,265	2,492
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico SA de CV: - continued
12.5% 4/1/16		$ 9,220	$ 10,419
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		3,045	3,121
Swift Services Holdings, Inc. 10% 11/15/18		8,735	9,434
Western Express, Inc. 12.5% 4/15/15 (f)		5,280	3,194
			30,302
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
6.75% 4/15/17		5,925	5,984
7.625% 4/15/20		2,655	2,708
9.75% 8/1/18		7,995	8,834
			17,526
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		4,566	3,744
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,000	1,773
			5,517
TOTAL INDUSTRIALS			363,298
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.3%
Avaya, Inc.:
9.75% 11/1/15		5,570	4,498
10.125% 11/1/15 pay-in-kind (k)		3,700	2,997
Brocade Communications Systems, Inc.:
6.625% 1/15/18		1,010	1,055
6.875% 1/15/20		1,860	2,018
Lucent Technologies, Inc.:
6.45% 3/15/29		17,280	11,750
6.5% 1/15/28		7,515	5,073
			27,391
Computers & Peripherals - 0.2%
Seagate HDD Cayman:
7% 11/1/21		5,730	6,174
7.75% 12/15/18		8,150	8,985
			15,159
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.0%
Atkore International, Inc. 9.875% 1/1/18		$ 1,925	$ 1,867
Reddy Ice Corp.:
11.25% 3/15/15		2,375	2,265
13.25% 11/1/15 (c)		4,311	992
			5,124
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		7,325	8,112
IT Services - 0.4%
Ceridian Corp.:
8.875% 7/15/19 (f)(i)		3,540	3,655
11.25% 11/15/15		4,820	4,639
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,600	2,867
7.875% 7/15/20		3,465	3,872
First Data Corp. 7.375% 6/15/19 (f)		21,180	21,657
SunGard Data Systems, Inc. 7.375% 11/15/18		4,005	4,285
Unisys Corp.:
12.5% 1/15/16		1,928	2,044
12.75% 10/15/14 (f)		194	211
			43,230
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		1,440	1,577
8.125% 12/15/17		3,100	3,364
Freescale Semiconductor, Inc.:
8.05% 2/1/20		3,565	3,529
10.75% 8/1/20		3,808	4,094
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		11,725	13,381
Spansion LLC 11.25% 1/15/16 (c)(f)		3,550	200
			26,145
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		790	695
TOTAL INFORMATION TECHNOLOGY			125,856
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 3.3%
Chemicals - 0.7%
Braskem America Finance Co. 7.125% 7/22/41 (f)		$ 1,930	$ 1,930
Ferro Corp. 7.875% 8/15/18		3,875	3,778
INEOS Finance PLC:
7.5% 5/1/20 (f)		3,155	3,187
8.375% 2/15/19 (f)		2,870	2,970
9% 5/15/15 (f)		2,410	2,543
INEOS Group Holdings PLC 8.5% 2/15/16 (f)		5,565	5,120
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21		3,821	3,821
LyondellBasell Industries NV:
5% 4/15/19 (f)		6,310	6,594
5.75% 4/15/24 (f)		6,310	6,728
6% 11/15/21 (f)		2,780	3,051
Momentive Performance Materials, Inc. 9% 1/15/21		12,610	9,552
NOVA Chemicals Corp. 3.8549% 11/15/13 (k)		1,030	1,029
OMNOVA Solutions, Inc. 7.875% 11/1/18		3,080	3,095
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (f)		2,987	3,121
PolyOne Corp. 7.375% 9/15/20		1,645	1,744
Solutia, Inc.:
7.875% 3/15/20		1,955	2,287
8.75% 11/1/17		2,800	3,150
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		1,090	1,120
TPC Group LLC 8.25% 10/1/17		1,965	2,063
			66,883
Construction Materials - 0.6%
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (f)		2,495	2,146
9.875% 4/30/19 (f)		4,375	3,916
CEMEX Finance LLC 9.5% 12/14/16 (f)		20,410	20,002
CEMEX SA de CV:
5.4697% 9/30/15 (f)(k)		10,800	9,828
9% 1/11/18 (f)		14,990	13,379
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		3,280	3,444
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (f)		4,580	4,809
			57,524
Containers & Packaging - 0.4%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		3,893	3,581
Berry Plastics Holding Corp. 4.3429% 9/15/14 (k)		505	495
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
BWAY Holding Co. 10% 6/15/18		$ 2,265	$ 2,492
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (k)		2,436	2,430
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		1,770	1,810
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,950	4,187
7.5% 12/15/96		4,010	3,388
Rock-Tenn Co.:
4.45% 3/1/19 (f)		1,300	1,335
4.9% 3/1/22 (f)		1,215	1,258
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)(i)		2,245	2,273
8.375% 6/15/19 (f)(i)		3,040	3,055
Silgan Holdings, Inc. 5% 4/1/20 (f)		8,430	8,599
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		3,785	3,823
			38,726
Metals & Mining - 1.4%
Aleris International, Inc.:
6% 6/1/20 (f)		30	29
9% 12/15/14 pay-in-kind (c)(k)		2,510	0
Alrosa Finance SA 7.75% 11/3/20 (f)		2,420	2,535
Edgen Murray Corp. 12.25% 1/15/15		7,285	7,176
EVRAZ Group SA:
7.4% 4/24/17 (f)		2,205	2,161
8.25% 11/10/15 (f)		6,735	7,055
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		5,550	5,578
6.375% 2/1/16 (f)		6,525	6,590
6.875% 2/1/18 (f)		18,697	18,884
6.875% 4/1/22 (f)		17,010	17,180
7% 11/1/15 (f)		8,250	8,436
8.25% 11/1/19 (f)		33,015	35,161
Metinvest BV 10.25% 5/20/15 (f)		2,780	2,724
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		1,975	1,225
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		1,025	702
Mongolian Mining Corp. 8.875% 3/29/17 (f)		3,705	3,714
MRC Global, Inc. 9.5% 12/15/16		3,865	4,174
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
New Gold, Inc. 7% 4/15/20 (f)		$ 1,080	$ 1,110
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		3,110	3,141
RathGibson, Inc. 11.25% 2/15/14 (c)		2,446	0
Southern Copper Corp. 6.75% 4/16/40		1,960	2,095
SunCoke Energy, Inc. 7.625% 8/1/19		1,190	1,166
Votorantim Cimentos SA 7.25% 4/5/41 (f)		2,645	2,652
			133,488
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. 10.25% 10/15/18		11,629	12,908
Clearwater Paper Corp. 7.125% 11/1/18		1,100	1,166
Glatfelter 7.125% 5/1/16		510	521
NewPage Corp.:
6.7159% 5/1/49 (c)(k)		2,460	86
11.375% 12/31/14 (c)		4,155	2,680
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		4,925	1,391
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19 (f)		6,155	6,217
			24,969
TOTAL MATERIALS			321,590
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.2%
Alestra SA de RL de CV 11.75% 8/11/14		6,165	6,905
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,204
9% 8/15/31		3,545	3,385
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (f)		5,293	4,817
14.75% 12/1/16 (f)		3,445	3,350
Consolidated Communications Finance Co. 10.875% 6/1/20 (f)		2,085	2,137
Eileme 1 AB 14.25% 8/15/20 (f)		4,155	3,947
Eileme 2 AB 11.625% 1/31/20 (f)		8,215	8,544
Frontier Communications Corp.:
8.5% 4/15/20		10,775	11,422
8.75% 4/15/22		5,851	6,144
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.:
8.125% 7/1/19		$ 3,365	$ 3,449
8.625% 7/15/20		7,650	8,013
10% 2/1/18		3,360	3,637
Sprint Capital Corp.:
6.875% 11/15/28		22,615	18,176
8.75% 3/15/32		25,812	23,489
U.S. West Communications:
6.875% 9/15/33		2,265	2,254
7.25% 9/15/25		420	461
7.25% 10/15/35		1,205	1,235
7.5% 6/15/23		360	361
Wind Acquisition Finance SA 11.75% 7/15/17 (f)		5,260	4,247
			118,177
Wireless Telecommunication Services - 2.2%
Clearwire Escrow Corp. 12% 12/1/15 (f)		8,100	7,331
Cricket Communications, Inc. 7.75% 10/15/20		7,015	6,699
Digicel Group Ltd.:
7% 2/15/20 (f)		860	828
8.25% 9/1/17 (f)		2,150	2,204
8.875% 1/15/15 (f)		29,820	30,118
9.125% 1/15/15 pay-in-kind (f)(k)		16,969	17,138
10.5% 4/15/18 (f)		30,955	32,348
12% 4/1/14 (f)		11,685	12,970
Intelsat Jackson Holdings SA:
7.25% 4/1/19		10,020	10,571
7.25% 10/15/20 (f)		13,410	14,081
7.5% 4/1/21		24,110	25,557
8.5% 11/1/19		3,755	4,168
MetroPCS Wireless, Inc. 7.875% 9/1/18		3,440	3,569
MTS International Funding Ltd. 8.625% 6/22/20 (f)		8,145	9,346
NII Capital Corp.:
7.625% 4/1/21		7,657	6,528
8.875% 12/15/19		2,045	1,861
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		10,314	10,030
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		6,225	6,404
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
VimpelCom Holdings BV 7.5043% 3/1/22 (f)		$ 2,785	$ 2,611
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		3,475	3,345
			207,707
TOTAL TELECOMMUNICATION SERVICES			325,884
UTILITIES - 3.0%
Electric Utilities - 0.3%
Aguila 3 SA 7.875% 1/31/18 (f)		2,520	2,596
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,700	3,125
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		3,300	1,155
InterGen NV 9% 6/30/17 (f)		3,720	3,646
Majapahit Holding BV:
7.75% 1/20/20 (f)		3,085	3,679
8% 8/7/19 (f)		1,605	1,926
Mirant Americas Generation LLC 9.125% 5/1/31		3,565	3,173
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	1,700	2,680
National Power Corp. 6.875% 11/2/16 (f)		1,715	1,972
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (f)		13,640	9,309
			33,261
Gas Utilities - 0.4%
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20 (f)		4,280	4,323
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,615	1,736
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	10,000
8% 3/1/32		6,265	8,125
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,210	2,166
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		12,800	8,736
			35,086
Independent Power Producers & Energy Traders - 2.2%
Atlantic Power Corp. 9% 11/15/18 (f)		7,965	8,144
Calpine Corp.:
7.5% 2/15/21 (f)		5,455	5,905
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Calpine Corp.: - continued
7.875% 7/31/20 (f)		$ 7,920	$ 8,672
7.875% 1/15/23 (f)		23,630	25,934
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (f)		8,240	9,146
Energy Future Holdings Corp.:
10% 1/15/20		9,895	10,637
10.875% 11/1/17		3,030	2,568
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		46,556	50,979
11% 10/1/21		26,975	26,098
11.75% 3/1/22 (f)		22,910	23,425
GenOn Energy, Inc.:
9.5% 10/15/18		2,695	2,665
9.875% 10/15/20		10,145	9,891
Listrindo Capital BV 6.95% 2/21/19 (f)		2,130	2,194
NRG Energy, Inc.:
7.625% 5/15/19		3,160	3,215
7.875% 5/15/21		3,715	3,743
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,565	3,302
TXU Corp.:
5.55% 11/15/14		1,620	1,162
6.5% 11/15/24		10,685	5,102
6.55% 11/15/34		26,735	12,231
			215,013
Multi-Utilities - 0.1%
Centrica PLC 4.375% 3/13/29	GBP	2,050	3,327
Puget Energy, Inc. 5.625% 7/15/22 (f)		3,200	3,332
			6,659
TOTAL UTILITIES			290,019
TOTAL NONCONVERTIBLE BONDS			3,497,568
TOTAL CORPORATE BONDS (Cost $3,372,858)			3,519,557
U.S. Government and Government Agency Obligations - 22.0%
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency Obligations - 1.4%
Fannie Mae:
0.5% 5/27/15		$ 3,860	$ 3,857
0.5% 7/2/15		60,383	60,308
Federal Home Loan Bank:
0.375% 11/27/13		3,510	3,512
0.875% 8/22/12		4,870	4,875
0.875% 12/27/13		625	630
1% 6/21/17		7,560	7,569
Freddie Mac:
0.625% 12/29/14		5,143	5,163
0.75% 11/25/14		1,676	1,689
1% 7/30/14		3,977	4,026
1% 8/27/14		3,655	3,705
1.25% 5/12/17		24,208	24,539
Private Export Funding Corp. secured 4.974% 8/15/13		2,110	2,220
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		295	306
Tennessee Valley Authority:
5.25% 9/15/39		5,000	6,569
5.375% 4/1/56		6,100	8,377
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			137,345
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		9,103	9,601
U.S. Treasury Obligations - 19.2%
U.S. Treasury Bonds:
3% 5/15/42		25,331	26,590
3.125% 2/15/42		22,374	24,077
3.75% 8/15/41		32,228	38,930
4.375% 5/15/41		96,586	129,199
5.25% 2/15/29		17,669	24,946
5.375% 2/15/31		46,396	67,673
6.125% 8/15/29 (j)		6,000	9,277
7.5% 11/15/16		6,120	7,920
7.5% 11/15/24		5,168	8,358
7.875% 2/15/21		5,350	8,189
9.875% 11/15/15		7,956	10,450
U.S. Treasury Notes:
0.125% 12/31/13		15,260	15,220
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 1/31/14		$ 53,914	$ 53,868
0.25% 2/28/14		60,000	59,944
0.25% 4/30/14		130,851	130,693
0.25% 5/31/14		16,534	16,515
0.25% 9/15/14		45,772	45,675
0.25% 12/15/14		19,000	18,953
0.25% 2/15/15		60,719	60,510
0.25% 5/15/15		73,392	73,088
0.375% 7/31/13		31,330	31,368
0.5% 8/15/14		36,642	36,768
0.5% 10/15/14		65,000	65,244
0.625% 7/15/14		41,942	42,188
0.625% 5/31/17		21,120	21,033
0.75% 6/15/14		14,495	14,616
0.75% 6/30/17		20,000	20,030
0.875% 11/30/16		25,803	26,069
0.875% 4/30/17		20,034	20,197
1% 9/30/16		71,568	72,709
1% 10/31/16		23,400	23,764
1% 6/30/19		119,091	118,216
1.75% 5/15/22		2,547	2,570
1.875% 6/30/15		8,436	8,797
1.875% 9/30/17		27,900	29,445
1.875% 10/31/17		3,876	4,091
2% 2/15/22		63,010	65,181
2.125% 11/30/14		47,593	49,601
2.125% 5/31/15		3,490	3,662
2.125% 8/15/21		23,469	24,688
2.375% 8/31/14		20,300	21,187
2.375% 9/30/14		7,764	8,119
2.375% 10/31/14		19,649	20,567
2.375% 2/28/15		45,000	47,363
2.375% 6/30/18		38,941	42,242
2.5% 3/31/15		1,076	1,138
2.5% 4/30/15		18,295	19,368
2.625% 7/31/14		12,532	13,123
2.75% 11/30/16		10,000	10,913
3% 2/28/17		15,000	16,584
3.125% 10/31/16		22,651	25,051
3.125% 1/31/17		25,536	28,345
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/19		$ 25,780	$ 29,317
4.25% 8/15/15		10,961	12,248
4.5% 5/15/17		48,040	56,698
TOTAL U.S. TREASURY OBLIGATIONS			1,862,575
Other Government Related - 1.3%
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (h)		22,315	22,406
2.125% 12/21/12 (FDIC Guaranteed) (h)		12,000	12,103
2.625% 12/28/12 (FDIC Guaranteed) (h)		4,680	4,733
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5888% 12/7/20 (NCUA Guaranteed) (k)		3,871	3,884
Series 2011-R1 Class 1A, 0.6888% 1/8/20 (NCUA Guaranteed) (k)		5,983	5,994
Series 2011-R4 Class 1A, 0.6188% 3/6/20 (NCUA Guaranteed) (k)		3,531	3,532
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,270	3,335
2.35% 6/12/17 (NCUA Guaranteed)		28,700	30,322
3% 6/12/19 (NCUA Guaranteed)		11,755	12,906
3.45% 6/12/21 (NCUA Guaranteed)		23,400	26,106
TOTAL OTHER GOVERNMENT RELATED			125,321
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,041,790)			2,134,842
U.S. Government Agency - Mortgage Securities - 3.5%

Fannie Mae - 1.4%
2.122% 10/1/35 (k)		73	76
2.172% 11/1/35 (k)		762	803
2.223% 11/1/33 (k)		135	143
2.293% 9/1/33 (k)		595	623
2.32% 6/1/36 (k)		46	49
2.384% 2/1/36 (k)		135	143
2.388% 1/1/35 (k)		324	344
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
2.393% 9/1/36 (k)		$ 158	$ 170
2.525% 3/1/33 (k)		159	169
2.609% 11/1/36 (k)		56	61
2.63% 2/1/37 (k)		640	685
2.63% 6/1/47 (k)		176	188
2.688% 7/1/35 (k)		288	308
2.763% 5/1/36 (k)		85	91
2.975% 8/1/35 (k)		887	948
2.996% 4/1/36 (k)		508	545
3.5% 7/1/42 (i)		3,300	3,469
4% 6/1/42 to 7/1/42		15,136	16,337
4% 7/1/42 (i)		68,000	72,380
4% 7/1/42 (i)		15,600	16,605
4% 7/1/42 (i)		15,600	16,605
4.5% 8/1/41		928	1,009
5% 2/1/22 to 4/1/22		223	241
5.5% 10/1/20 to 4/1/21		5,654	6,151
5.984% 3/1/37 (k)		88	94
6% 6/1/16 to 10/1/38		927	1,016
6.5% 12/1/12 to 5/1/27		422	468
TOTAL FANNIE MAE			139,721
Freddie Mac - 0.6%
2.139% 1/1/36 (k)		88	93
2.149% 3/1/35 (k)		167	173
2.2% 3/1/37 (k)		45	48
2.203% 6/1/33 (k)		374	391
2.312% 2/1/37 (k)		73	77
2.35% 7/1/35 (k)		430	458
2.357% 5/1/37 (k)		102	108
2.375% 5/1/37 (k)		75	78
2.451% 1/1/37 (k)		407	432
2.478% 6/1/37 (k)		39	41
2.492% 4/1/35 (k)		52	55
2.512% 2/1/36 (k)		19	20
2.638% 4/1/37 (k)		134	144
2.64% 10/1/35 (k)		368	392
2.651% 6/1/37 (k)		304	327
2.667% 10/1/36 (k)		445	474
2.712% 5/1/37 (k)		1,246	1,336
2.743% 5/1/37 (k)		678	725
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
2.795% 7/1/36 (k)		$ 155	$ 167
2.798% 7/1/35 (k)		314	336
2.865% 9/1/35 (k)		75	80
2.97% 4/1/37 (k)		8	8
3.446% 10/1/35 (k)		66	71
3.949% 6/1/37 (k)		76	81
4% 3/1/42 to 5/1/42		20,521	22,138
4.5% 8/1/33 to 10/1/41		6,039	6,503
5.5% 11/1/18 to 7/1/35		18,935	20,597
5.919% 8/1/37 (k)		156	162
6.5% 1/1/13 to 3/1/22		1,760	1,919
TOTAL FREDDIE MAC			57,434
Ginnie Mae - 1.5%
4% 9/15/25		798	863
4.5% 3/15/25 to 6/15/25		8,505	9,232
4.515% 3/20/62 (p)		10,351	11,546
4.55% 5/20/62 (p)		19,066	21,311
4.556% 12/20/61 (p)		11,001	12,255
4.604% 3/20/62 (p)		5,499	6,154
4.626% 3/20/62 (p)		3,874	4,334
4.65% 3/20/62 (p)		3,439	3,853
4.684% 1/20/62 (p)		12,119	13,571
4.751% 12/20/60 (p)		2,081	2,313
4.804% 3/20/61 (p)		7,097	7,924
4.834% 3/20/61 (p)		12,333	13,792
5.492% 4/20/60 (p)		8,385	9,504
5.5% 2/20/60 (p)		17,968	20,001
5.612% 4/20/58 (p)		5,045	5,373
TOTAL GINNIE MAE			142,026
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $334,806)			339,181
Asset-Backed Securities - 0.0%

Clock Finance BV Series 2007-1:
Class B2, 0.9% 2/25/15 (k)	EUR	600	746
Class C2, 1.08% 2/25/15 (k)	EUR	300	369
Asset-Backed Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Leek Finance PLC:
Series 17X Class A2A, 1.1953% 12/21/37 (k)	GBP	118	181
Series 18X Class BC, 1.457% 9/21/38 (k)	EUR	600	671
TOTAL ASSET-BACKED SECURITIES (Cost $2,166)			1,967
Collateralized Mortgage Obligations - 4.1%

U.S. Government Agency - 4.1%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7453% 9/25/23 (k)		$ 1,347	$ 1,353
Series 2010-15 Class FJ, 1.1753% 6/25/36 (k)		11,129	11,312
Series 2010-86 Class FE, 0.6953% 8/25/25 (k)		1,661	1,669
Series 2011-104 Class FK, 0.6153% 3/25/39 (k)		7,599	7,597
Series 2011-63 Class FL, 0.6453% 7/25/41 (k)		12,481	12,548
planned amortization:
Series 2005-19 Class PA, 5.5% 7/25/34		3,291	3,628
Series 2005-64 Class PX, 5.5% 6/25/35		3,238	3,618
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		53	57
Series 2003-113 Class PE, 4% 11/25/18		1,360	1,450
Series 2003-70 Class BJ, 5% 7/25/33		815	913
Series 2004-80 Class LD, 4% 1/25/19		992	1,021
Series 2005-52 Class PB, 6.5% 12/25/34		511	543
Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,351
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		183	197
Series 2004-91 Class Z, 5% 12/25/34		4,161	4,694
Series 2004-95 Class AN, 5.5% 1/25/25		676	711
Series 2005-117, Class JN, 4.5% 1/25/36		735	828
Series 2005-14 Class ZB, 5% 3/25/35		1,802	2,025
Series 2005-47 Class HK, 4.5% 6/25/20		3,350	3,634
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,488
Series 2007-113 Class DB, 4.5% 12/25/22		4,590	5,105
Series 2009-14 Class EB, 4.5% 3/25/24		3,370	3,662
Series 2010-97 Class CX, 4.5% 9/25/25		4,900	5,627
Series 2009-82 Class FD, 1.0953% 10/25/39 (k)		4,938	5,025
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		1,015	84
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		1,744	137
Series 2010-109 Class IM, 5.5% 9/25/40 (m)		8,236	1,220
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		4,402	715
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-39 Class FG, 1.1653% 3/25/36 (k)		$ 6,064	$ 6,186
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		3,557	278
Series 2011-67 Class AI, 4% 7/25/26 (m)		1,956	194
Federal National Mortgage Association planned amortization class Series 2011-126 Class KB, 4% 12/25/41		3,290	3,588
FHMLC Multi-class participation certificates guaranteed floater Series 3835 Class FC, 0.5918% 5/15/38 (k)		13,036	13,049
Freddie Mac:
floater:
Series 240 Class F30, 0.5418% 7/15/36 (k)		9,469	9,475
Series 2630 Class FL, 0.7418% 6/15/18 (k)		49	49
Series 2711 Class FC, 1.1418% 2/15/33 (k)		4,060	4,126
Series 3419 Class FD, 1.0118% 2/15/38 (k)		4,931	5,012
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		114	126
Series 2115 Class PE, 6% 1/15/14		17	17
Series 2376 Class JE, 5.5% 11/15/16		197	210
Series 2381 Class OG, 5.5% 11/15/16		125	133
Series 2425 Class JH, 6% 3/15/17		251	271
Series 2672 Class MG, 5% 9/15/23		3,063	3,530
Series 2684 Class FP, 0.7418% 1/15/33 (k)		6,688	6,713
Series 2695 Class DG, 4% 10/15/18		3,475	3,680
Series 2996 Class MK, 5.5% 6/15/35		335	374
Series 3737 Class GB, 4.5% 4/15/39		6,006	6,758
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		323	358
Series 2570 Class CU, 4.5% 7/15/17		9	9
Series 2627 Class BG, 3.25% 6/15/17		15	15
Series 2877 Class ZD, 5% 10/15/34		5,439	6,097
Series 2987 Class HE, 4.5% 6/15/20		3,940	4,191
Series 3277 Class B, 4% 2/15/22		2,600	2,839
Series 3372 Class BD, 4.5% 10/15/22		8,450	9,344
Series 3578, Class B, 4.5% 9/15/24		3,410	3,728
Series 2715 Class NG, 4.5% 12/15/18		1,000	1,079
Ginnie Mae Series 2012-64 Class KB 3.035% 5/20/41 (k)		2,598	2,807
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.7198% 1/20/38 (k)		520	524
Series 2007-59 Class FC, 0.7398% 7/20/37 (k)		1,921	1,937
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2008-73 Class FA, 1.0998% 8/20/38 (k)		$ 3,004	$ 3,057
Series 2008-83 Class FB, 1.1398% 9/20/38 (k)		2,936	2,989
Series 2010-14 Class QF, 0.6928% 2/16/40 (k)		11,196	11,303
Series 2010-H17 Class FA, 0.5688% 7/20/60 (k)(p)		5,741	5,670
Series 2010-H18 Class AF, 0.5413% 9/20/60 (k)(p)		6,140	6,062
Series 2010-H19 Class FG, 0.5413% 8/20/60 (k)(p)		7,668	7,572
Series 2010-H27 Series FA, 0.6213% 12/20/60 (k)(p)		2,299	2,279
Series 2011-H03 Class FA, 0.7413% 1/20/61 (k)(p)		7,069	7,054
Series 2011-H05 Class FA, 0.7413% 12/20/60 (k)(p)		4,275	4,266
Series 2011-H07 Class FA, 0.7413% 2/20/61 (k)(p)		7,325	7,310
Series 2011-H12 Class FA, 0.7313% 2/20/61 (k)(p)		9,446	9,422
Series 2011-H13 Class FA, 0.7413% 4/20/61 (k)(p)		3,895	3,887
Series 2011-H14:
Class FB, 0.7413% 5/20/61 (k)(p)		4,371	4,361
Class FC, 0.7413% 5/20/61 (k)(p)		4,468	4,458
Series 2011-H17 Class FA, 0.7713% 6/20/61 (k)(p)		5,671	5,668
Series 2011-H21 Class FA, 0.8413% 10/20/61 (k)(p)		6,220	6,239
Series 2012-H01 Class FA, 0.9413% 11/20/61 (k)(p)		4,983	5,025
Series 2012-H03 Class FA, 0.9413% 1/20/62 (k)(p)		3,069	3,095
Series 2012-H06 Class FA, 0.8713% 1/20/62 (k)(p)		4,805	4,827
Series 2012-H07 Class FA, 0.8713% 3/20/62 (k)(p)		2,835	2,848
planned amortization Series 2011-61 Class OP, 5/20/40 (n)		4,452	4,068
planned amortization class:
Series 2010-112 Class PM 3.25% 9/20/33		1,492	1,541
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-99 Class PT, 3.5% 8/20/33		$ 1,806	$ 1,871
Series 2011-79 Class PO, 6/20/40 (n)		7,718	7,041
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,540	5,110
Series 2010-42 Class OP, 4/20/40 (n)		10,153	9,262
Series 2010-H13 Class JA, 5.46% 10/20/59 (p)		8,372	9,205
Series 2010-H15 Class TP, 5.15% 8/20/60 (p)		10,179	11,462
Series 2010-H17 Class XP, 5.302% 7/20/60 (p)		14,734	16,622
Series 2010-H18 Class PL, 5.01% 9/20/60 (p)		11,040	12,367
Series 2011-71:
Class ZB, 5.5% 8/20/34		9,485	11,445
Class ZC, 5.5% 7/16/34		10,813	12,876
Government National Mortgage Association:
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		2,150	2,208
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (m)		2,477	492
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $387,674)			394,871
Commercial Mortgage Securities - 0.9%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.5644% 10/22/37 (k)	GBP	850	809
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18		3,100	3,160
sequential payer:
Series K009 Class A2, 3.808% 8/25/20		2,900	3,219
Series K006 Class A2, 4.251% 1/25/20		12,280	13,944
Series K017 Class A2, 2.873% 12/25/21		13,660	14,260
Series K705 Class A1, 1.626% 7/25/18		8,365	8,515
Series K706:
Class A1, 1.691% 6/25/18		6,414	6,535
Class A2, 2.323% 10/25/18		11,710	12,108
Series K709 Class A1, 1.56% 10/25/18		4,840	4,919
Freddie Mac Multi-Class pass-thru certificates:
floater Series K707 Class A2, 2.22% 12/25/18		10,530	10,802
Series K501 Class A2, 1.655% 11/25/16		4,770	4,866
Commercial Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
German Residential Asset Note Distributor PLC Series 1 Class A, 0.981% 7/20/16 (k)	EUR	997	$ 1,155
REC Plantation Place Ltd. Series 5 Class A, 1.2431% 7/25/16 (Reg. S) (k)	GBP	765	1,150
Skyline BV Series 2007-1 Class D, 1.547% 7/22/43 (k)	EUR	1,000	1,258
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $86,370)			86,700
Foreign Government and Government Agency Obligations - 22.0%

Arab Republic of Egypt 6.875% 4/30/40 (f)		$ 1,200	1,032
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		10,685	6,913
0.785% 8/3/12 (k)		7,685	7,575
2.5% 12/31/38 (e)		11,490	3,706
7% 9/12/13		24,485	21,576
7% 10/3/15		26,210	19,828
Bahamian Republic 6.95% 11/20/29 (f)		3,060	3,550
Banco Central del Uruguay:
value recovery A rights 1/2/21 (o)		500,000	0
value recovery B rights 1/2/21 (o)		750,000	0
Belarus Republic:
8.75% 8/3/15 (Reg. S)		12,240	11,965
8.95% 1/26/18		5,465	5,035
Brazilian Federative Republic:
7.125% 1/20/37		6,295	9,104
8.25% 1/20/34		4,465	7,055
8.75% 2/4/25		1,339	2,075
10.125% 5/15/27		6,310	10,711
12.25% 3/6/30		3,897	7,706
Canadian Government:
1% 2/1/14	CAD	33,400	32,795
1.5% 12/1/12	CAD	19,850	19,543
2% 6/1/16	CAD	77,700	78,596
3.25% 6/1/21	CAD	35,050	39,018
5% 6/1/37	CAD	28,500	41,828
Central Bank of Nigeria warrants 11/15/20 (a)(o)		2,750	495
City of Buenos Aires 12.5% 4/6/15 (f)		12,040	10,475
Colombian Republic:
4.375% 7/12/21		1,270	1,432
6.125% 1/18/41		3,405	4,469
7.375% 9/18/37		5,400	8,019
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Colombian Republic: - continued
10.375% 1/28/33		$ 6,035	$ 10,772
11.75% 2/25/20		2,570	4,125
Congo Republic 3% 6/30/29 (e)		9,609	7,111
Croatia Republic:
6.25% 4/27/17 (f)		9,635	9,587
6.375% 3/24/21 (f)		4,915	4,762
6.625% 7/14/20 (f)		4,205	4,152
6.75% 11/5/19 (f)		5,190	5,242
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (f)		6,580	6,728
6.25% 7/27/21 (f)		3,140	3,203
7.4% 1/22/15 (f)		4,835	5,186
Dominican Republic:
1.2754% 8/30/24 (k)		5,288	4,759
7.5% 5/6/21 (f)		5,925	6,325
9.04% 1/23/18 (f)		2,853	3,202
El Salvador Republic:
7.375% 12/1/19 (f)		1,740	1,923
7.625% 2/1/41 (f)		1,680	1,767
7.65% 6/15/35 (Reg. S)		2,020	2,121
8.25% 4/10/32 (Reg. S)		1,137	1,268
European Economic Community 2.75% 4/4/22 (Reg. S)	EUR	2,250	2,907
European Union 3.375% 5/10/19	EUR	7,000	9,689
Finnish Government 2.75% 7/4/28	EUR	5,250	6,797
French Government:
OAT:
3% 4/25/22	EUR	48,250	62,611
4.5% 4/25/41	EUR	7,265	10,707
2.5% 7/25/16	EUR	10,150	13,501
4% 4/25/18	EUR	18,000	25,590
4% 4/25/55	EUR	5,350	7,342
Gabonese Republic 8.2% 12/12/17 (f)		1,750	2,078
Georgia Republic 6.875% 4/12/21 (f)		5,860	6,241
German Federal Republic:
0.75% 2/24/17	EUR	52,600	67,048
1.75% 6/14/13	EUR	16,000	20,573
2.5% 2/27/15	EUR	56,850	76,328
3.25% 7/4/21	EUR	50,850	74,218
3.25% 7/4/42	EUR	12,900	19,528
Ghana Republic:
8.5% 10/4/17 (f)		2,635	2,925
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Ghana Republic: - continued
14.25% 7/29/13	GHS	3,020	1,447
14.99% 3/11/13	GHS	8,515	4,199
15.65% 6/3/13	GHS	1,255	614
Government of Bermuda 4.138% 1/3/23 (f)		$ 1,715	$ 1,741
Guatemalan Republic 5.75% 6/6/22 (f)		2,490	2,577
Hungarian Republic:
4.75% 2/3/15		13,440	12,902
7.625% 3/29/41		7,787	7,631
Indonesian Republic:
4.875% 5/5/21 (f)		6,560	7,134
5.25% 1/17/42 (f)		5,630	5,877
5.875% 3/13/20 (f)		6,370	7,310
6.625% 2/17/37 (f)		4,415	5,453
6.875% 1/17/18 (f)		3,940	4,659
7.75% 1/17/38 (f)		6,750	9,298
8.5% 10/12/35 (Reg. S)		6,510	9,505
11.625% 3/4/19 (f)		7,145	10,485
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		11,330	9,800
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		27,145	35,554
5.5% 12/4/23		7,400	9,739
Italian Republic:
4% 2/1/17	EUR	41,000	50,207
4.25% 8/1/14	EUR	42,000	53,593
4.25% 3/1/20	EUR	31,950	37,428
5% 3/1/22	EUR	45,000	54,331
5% 9/1/40	EUR	20,950	22,261
Japan Government:
0.2% 7/15/12	JPY	2,318,450	29,005
1.1% 6/20/20	JPY	5,850,000	76,143
1.8% 6/20/18	JPY	3,615,000	49,145
1.9% 9/20/30	JPY	3,150,000	41,301
2% 9/20/40	JPY	975,000	12,511
Jordanian Kingdom 3.875% 11/12/15		2,025	1,964
Latvian Republic 5.25% 2/22/17 (f)		4,865	5,041
Lebanese Republic:
4% 12/31/17		9,961	9,761
5.15% 11/12/18		1,325	1,308
Lithuanian Republic:
6.125% 3/9/21 (f)		4,655	5,109
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Lithuanian Republic: - continued
6.625% 2/1/22 (f)		$ 3,380	$ 3,870
7.375% 2/11/20 (f)		5,080	6,020
Peruvian Republic:
3% 3/7/27 (e)		4,905	4,709
5.625% 11/18/50		3,565	4,340
7.35% 7/21/25		2,465	3,451
8.75% 11/21/33		6,690	10,988
Philippine Republic:
7.5% 9/25/24		990	1,314
7.75% 1/14/31		5,155	7,333
9.5% 2/2/30		6,260	10,149
9.875% 1/15/19		2,375	3,361
10.625% 3/16/25		5,055	8,366
Polish Government:
5% 3/23/22		2,355	2,573
6.375% 7/15/19		5,975	7,051
Provincia de Cordoba 12.375% 8/17/17 (f)		7,225	4,263
Republic of Iceland 5.875% 5/11/22 (f)		3,610	3,547
Republic of Iraq 5.8% 1/15/28 (Reg. S)		12,130	10,007
Republic of Namibia 5.5% 11/3/21 (f)		3,175	3,297
Republic of Nigeria:
0% 3/7/13	NGN	233,000	1,276
6.75% 1/28/21 (f)		2,390	2,581
Republic of Senegal 8.75% 5/13/21 (f)		1,345	1,480
Republic of Serbia 6.75% 11/1/24 (f)		24,396	23,359
Romanian Republic 6.75% 2/7/22 (f)		6,218	6,498
Russian Federation:
3.25% 4/4/17 (f)		3,600	3,618
4.5% 4/4/22 (f)		3,400	3,566
5.625% 4/4/42 (f)		5,600	5,985
7.5% 3/31/30 (Reg. S)		43,096	51,663
11% 7/24/18 (Reg. S)		2,295	3,213
12.75% 6/24/28 (Reg. S)		12,145	21,861
Slovakia Republic 4.375% 5/21/22 (f)		3,625	3,534
State of Qatar 5.75% 1/20/42 (f)		3,135	3,707
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		1,305	1,341
Turkish Republic:
0% 5/15/13	TRY	5,560	2,854
5.125% 3/25/22		3,345	3,492
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Turkish Republic: - continued
5.625% 3/30/21		$ 3,975	$ 4,343
6% 1/14/41		5,180	5,452
6.25% 9/26/22		4,070	4,604
6.75% 4/3/18		6,175	7,094
6.75% 5/30/40		5,130	5,976
6.875% 3/17/36		10,350	12,201
7% 9/26/16		6,445	7,289
7.25% 3/15/15		6,465	7,128
7.25% 3/5/38		6,825	8,404
7.375% 2/5/25		10,095	12,518
7.5% 7/14/17		6,885	8,055
7.5% 11/7/19		4,885	5,917
8% 2/14/34		1,805	2,385
11.875% 1/15/30		4,955	8,777
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		5,900	4,956
Ukraine Government:
6.25% 6/17/16 (f)		3,910	3,505
6.75% 11/14/17 (f)		2,155	1,913
7.65% 6/11/13 (f)		10,075	9,899
7.75% 9/23/20 (f)		3,215	2,902
7.95% 2/23/21 (f)		3,040	2,782
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,925	2,168
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	38,450	62,899
4.25% 12/7/40	GBP	35,170	67,822
4.5% 3/7/13	GBP	9,600	15,464
United Mexican States:
4.75% 3/8/44		2,428	2,610
5.125% 1/15/20		5,088	5,963
5.75% 10/12/2110		5,458	6,236
6.05% 1/11/40		10,516	13,513
6.75% 9/27/34		9,020	12,267
7.5% 4/8/33		2,420	3,527
8.3% 8/15/31		2,325	3,598
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		5,065	7,370
8% 11/18/22		4,142	5,830
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		83,803	2,451
6% 12/9/20		4,270	2,904
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Venezuelan Republic: - continued
7% 3/31/38		$ 3,720	$ 2,418
7.75% 10/13/19 (Reg. S)		6,150	4,736
8.5% 10/8/14		5,040	4,977
9% 5/7/23 (Reg. S)		16,915	13,025
9.25% 9/15/27		10,640	8,672
9.25% 5/7/28 (Reg. S)		6,180	4,681
9.375% 1/13/34		5,900	4,514
10.75% 9/19/13		6,515	6,678
11.75% 10/21/26 (Reg. S)		9,500	8,384
11.95% 8/5/31 (Reg. S)		15,305	13,545
12.75% 8/23/22		19,670	18,883
13.625% 8/15/18		4,450	4,517
Vietnamese Socialist Republic:
1.5567% 3/12/16 (k)		3,767	3,353
4% 3/12/28 (e)		13,149	10,651
6.875% 1/15/16 (f)		5,890	6,258
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,023,412)			2,130,531
Common Stocks - 0.4%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc.	172,410	2,595
Automobiles - 0.0%
General Motors Co. (a)	5,762	114
General Motors Co.:
warrants 7/10/16 (a)	115,383	1,272
warrants 7/10/19 (a)	115,383	782
Motors Liquidation Co. GUC Trust (a)	31,864	390
		2,558
Hotels, Restaurants & Leisure - 0.1%
Station Holdco LLC (a)(q)(r)	4,160,035	5,137
Station Holdco LLC warrants 6/15/18 (a)(q)(r)	165,967	8
		5,145
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Haights Cross Communications, Inc. (a)	13,227	$ 98
Haights Cross Communications, Inc. warrants 3/11/13 (a)	18,370	6
HMH Holdings, Inc. warrants 6/22/19 (a)(r)	27,059	52
HMH Holdings, Inc. warrants 3/9/17 (a)(r)	532,267	0
RDA Holding Co. warrants 2/19/14 (a)(r)	8,635	0
		156
TOTAL CONSUMER DISCRETIONARY		10,454
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	188,460	0
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,280	6
Airlines - 0.0%
Delta Air Lines, Inc. (a)	18,356	201
Building Products - 0.1%
Nortek, Inc. (a)	222,792	11,149
Nortek, Inc. warrants 12/7/14 (a)	6,267	31
		11,180
Marine - 0.0%
US Shipping Partners Corp. (a)	10,813	0
US Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	5,465	437
Class B (a)	1,821	146
		583
Transportation Infrastructure - 0.1%
DeepOcean Group Holding A/S (a)(f)	361,938	4,843
TOTAL INDUSTRIALS		16,813
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	44,695	426
Spansion, Inc. Class A (a)	6,563	72
		498
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.1%
Chemicals - 0.1%
Chemtura Corp. (a)	89,243	$ 1,294
LyondellBasell Industries NV Class A	166,543	6,707
Tronox Ltd. Class A	13,690	1,653
		9,654
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	3,666	200
Metals & Mining - 0.0%
Aleris International, Inc. (a)(r)	34,504	1,617
TOTAL MATERIALS		11,471
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	178
TOTAL COMMON STOCKS (Cost $55,779)		39,414
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	189,000	6,275
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	3,500	3,633
TOTAL CONSUMER DISCRETIONARY		9,908
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	75,817	541
TOTAL CONVERTIBLE PREFERRED STOCKS		10,449
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (f)	28,088	$ 24,858
TOTAL PREFERRED STOCKS (Cost $31,157)		35,307
Floating Rate Loans - 4.5%
	Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.1%
ServiceMaster Co.:
term loan 2.7902% 7/24/14 (k)	$ 4,844	4,784
Tranche DD, term loan 2.75% 7/24/14 (k)	499	493
		5,277
Hotels, Restaurants & Leisure - 0.0%
Harrah's Entertainment, Inc. Tranche B-6, term loan 5.4952% 1/28/18 (k)	3,135	2,774
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)	385	327
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (k)	785	773
Wok Acquisition Corp. Tranche B, term loan 6/22/19 (k)	1,020	1,023
		4,897
Leisure Equipment & Products - 0.0%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (k)	1,330	1,337
Media - 0.1%
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (k)	3,362	3,345
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (k)	1,225	1,214
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (k)	6,009	5,318
		9,877
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (k)	$ 10,330	$ 10,278
Michaels Stores, Inc. Tranche B1, term loan 2.75% 10/31/13 (k)	9,518	9,494
		19,772
TOTAL CONSUMER DISCRETIONARY		41,160
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (k)	2,080	2,085
Tranche B 1LN, term loan 6.2657% 2/21/18 (k)	363	362
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (k)	1,556	1,541
U.S. Foodservice term loan 5.75% 3/31/17 (k)	7,366	7,034
		11,022
Personal Products - 0.1%
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (k)	2,092	2,100
Revlon Consumer Products Corp. term loan 4.7525% 11/19/17 (k)	4,277	4,250
		6,350
Tobacco - 0.1%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (k)	7,092	7,128
TOTAL CONSUMER STAPLES		24,500
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)	2,830	2,773
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (k)	4,230	4,182
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (k)	5,320	5,347
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (k)	9,675	9,482
		21,784
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (k)	$ 14,755	$ 14,811
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (k)	3,439	3,439
		18,250
Insurance - 0.3%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (k)	11,980	11,936
Tranche 2nd LN, term loan 9% 5/24/19 (k)	7,510	7,660
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (k)	8,620	9,008
		28,604
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2413% 10/10/13 (k)	304	284
Credit-Linked Deposit 4.4913% 10/10/16 (k)	615	581
term loan 4.4908% 10/10/16 (k)	8,819	8,334
		9,199
TOTAL FINANCIALS		56,053
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.6%
DaVita, Inc. Tranche A, term loan 2.75% 10/20/15 (k)	6,134	6,088
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (k)	11,010	10,914
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (k)	7,122	6,997
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	28,170	27,818
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (k)	2,237	2,237
		54,054
Life Sciences Tools & Services - 0.1%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (k)	11,020	11,088
TOTAL HEALTH CARE		65,142
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)	$ 1,507	$ 1,507
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.22% 12/31/18 (k)	7,792	7,364
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (k)	9,821	9,527
US Airways Group, Inc. term loan 2.7453% 3/23/14 (k)	9,127	8,670
		25,561
Building Products - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (k)	1,805	1,819
Commercial Services & Supplies - 0.1%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (k)	960	964
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)	4,277	4,287
		5,251
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	13,867	13,069
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (k)	970	964
Industrial Conglomerates - 0.1%
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)	7,934	7,914
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (k)	4,339	4,355
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (k)	568	566
Tranche D, term loan 1% 5/13/14 (k)(s)	1,000	996
		1,562
TOTAL INDUSTRIALS		62,002
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (k)	$ 11,117	$ 10,895
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (k)	2,344	2,268
Flextronics International Ltd.:
Tranche B A1, term loan 2.4953% 10/1/14 (k)	1,002	987
Tranche B A2, term loan 2.4953% 10/1/14 (k)	87	86
Tranche B A3, term loan 2.4888% 10/1/14 (k)	102	100
Tranche B-A, term loan 2.4891% 10/1/14 (k)	3,488	3,436
		6,877
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV:
term loan 4.5% 3/4/17 (k)	5,194	5,129
Tranche A 2LN, term loan 5.5% 3/4/17 (k)	6,094	6,109
Tranche A6, term loan 5.25% 3/19/19 (k)	13,292	13,292
		24,530
Software - 0.2%
Kronos, Inc.:
Tranche B 1LN, term loan 5.2106% 6/11/17 (k)	7,146	7,146
Tranche B 2LN, term loan 10.4606% 6/11/18 (k)	1,495	1,495
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (k)	8,935	8,980
		17,621
TOTAL INFORMATION TECHNOLOGY		59,923
MATERIALS - 0.2%
Chemicals - 0.1%
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (k)	6,529	6,398
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (k)	803	809
		7,207
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)	7,031	6,978
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (k)	1,382	1,382
		8,360
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (k)	$ 1,232	$ 1,209
TOTAL MATERIALS		16,776
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (k)	4,328	4,258
Intelsat Jackson Holdings SA:
term loan 3.2408% 2/1/14 (k)	5,950	5,772
Tranche B, term loan 5.25% 4/2/18 (k)	9,775	9,775
		19,805
UTILITIES - 0.7%
Electric Utilities - 0.5%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7408% 10/10/17 (k)	77,582	46,258
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B, term loan 6.5% 4/24/18 (k)	2,320	2,343
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (k)	6,790	6,748
LSP Madison Funding LLC Tranche 1LN, term loan 6/28/19 (k)	5,005	4,930
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	7,861	7,861
		19,539
TOTAL UTILITIES		68,140
TOTAL FLOATING RATE LOANS (Cost $445,421)		435,285
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	4,645	4,343
Sovereign Loan Participations - continued
	Principal Amount (000s)(d)	Value (000s)
Indonesian Republic loan participation: - continued
Goldman Sachs 1.25% 12/14/19 (k)	$ 4,914	$ 4,594
1.25% 12/14/19 (k)	753	705
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $9,011)		9,642
Fixed-Income Funds - 0.7%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $47,266)	694,581	70,493
Preferred Securities - 0.2%
	Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 4,615	4,960
FINANCIALS - 0.1%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(k)	1,675	1,882
Diversified Financial Services - 0.1%
Bank of America Corp.:
8% (g)(k)	5,365	5,787
8.125% (g)(k)	3,520	3,724
		9,511
TOTAL FINANCIALS		11,393
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	6,925	6,884
TOTAL PREFERRED SECURITIES (Cost $20,376)		23,237
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,396,143	0
Money Market Funds - 5.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b) (Cost $528,444)	528,444,428	$ 528,444
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 6/29/12 due 7/2/12 (Collateralized by U.S. Treasury Obligations) # (Cost $4,382)	$ 4,382	4,382
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $9,390,912)		9,753,853
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(64,206)
NET ASSETS - 100%		$ 9,689,647
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 7/1/42	$ (3,300)	(3,469)
4% 7/1/42	(15,600)	(16,605)
4% 7/1/42	(15,600)	(16,605)
4% 7/1/42	(68,000)	(72,380)
TOTAL TBA SALE COMMITMENTS (Proceeds $108,709)		$ (109,059)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
422 CBOT 10-Year U.S. Treasury Bond Contracts	Sept. 2012	$ 56,284	$ 405
571 CBOT 2-Year U.S. Treasury Bond Contracts	Sept. 2012	125,727	(19)
73 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2012	10,802	90
TOTAL TREASURY CONTRACTS		$ 192,813	$ 476

The face value of futures purchased as a percentage of net assets is 2%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4375% with JPMorgan Chase, Inc.	June 2042	$ 2,100	$ 33
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,698,307,000 or 17.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $39,242,000 or 0.4% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $912,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o) Quantity represents share amount.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,815,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 52
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 155
RDA Holding Co. warrants 2/19/14	2/27/07	$ 2,710
Station Holdco LLC	6/17/11 - 3/15/12	$ 4,249
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 12,787

(s) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,000,000 and $996,000, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,382,000 due 7/02/12 at 0.15%
Barclays Capital, Inc.	$ 1,227
Merrill Lynch, Pierce, Fenner & Smith, Inc.	847
RBS Securities, Inc.	2,308
$ 4,382
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 330
Fidelity Floating Rate Central Fund	2,751
Total	$ 3,081
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 107,294	$ -	$ 40,018	$ 70,493	4.8%
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,362	$ 11,428	$ 3,633	$ 5,301
Consumer Staples	541	-	-	541
Financials	24,858	-	24,858	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities: - continued
Industrials	$ 16,813	$ 11,350	$ -	$ 5,463
Information Technology	498	498	-	-
Materials	11,471	9,854	1,617	-
Utilities	178	178	-	-
Corporate Bonds	3,519,557	-	3,519,067	490
U.S. Government and Government Agency Obligations	2,134,842	-	2,134,842	-
U.S. Government Agency - Mortgage Securities	339,181	-	339,181	-
Asset-Backed Securities	1,967	-	1,967	-
Collateralized Mortgage Obligations	394,871	-	394,871	-
Commercial Mortgage Securities	86,700	-	86,700	-
Foreign Government and Government Agency Obligations	2,130,531	-	2,130,531	-
Floating Rate Loans	435,285	-	435,285	-
Sovereign Loan Participations	9,642	-	-	9,642
Fixed-Income Funds	70,493	70,493	-	-
Preferred Securities	23,237	-	23,237	-
Other	-	-	-	-
Money Market Funds	528,444	528,444	-	-
Cash Equivalents	4,382	-	4,382	-
Total Investments in Securities:	$ 9,753,853	$ 632,245	$ 9,100,171	$ 21,437
Derivative Instruments:
Assets
Futures Contracts	$ 495	$ 495	$ -	$ -
Swap Agreements	33	-	33	-
Total Assets	$ 528	$ 495	$ 33	$ -
Liabilities
Futures Contracts	$ (19)	$ (19)	$ -	$ -
Total Derivative Instruments:	$ 509	$ 476	$ 33	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (109,059)	$ -	$ (109,059)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 495	$ (19)
Swap Agreements (b)	33	-
Total Value of Derivatives	$ 528	$ (19)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	66.5%
Germany	2.8%
United Kingdom	2.7%
Canada	2.6%
Italy	2.3%
Venezuela	2.2%
Japan	2.1%
Luxembourg	1.4%
Netherlands	1.3%
France	1.3%
Turkey	1.3%
Bermuda	1.2%
Australia	1.1%
Mexico	1.0%
Others (Individually Less Than 1%)	10.2%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2012

Assets
Investment in securities, at value (including repurchase agreements of $4,382) - See accompanying schedule: Unaffiliated issuers (cost $8,815,202)	$ 9,154,916
Fidelity Central Funds (cost $575,710)	598,937
Total Investments (cost $9,390,912)		$ 9,753,853
Cash		2
Receivable for investments sold, regular delivery		185,317
Receivable for TBA sale commitments		108,709
Receivable for fund shares sold		7,792
Dividends receivable		48
Interest receivable		114,755
Distributions receivable from Fidelity Central Funds		453
Swap agreements, at value		33
Total assets		10,170,962

Liabilities
Payable for investments purchased Regular delivery	$ 240,148
Delayed delivery	117,572
TBA sale commitments, at value	109,059
Payable for fund shares redeemed	4,956
Distributions payable	3,437
Accrued management fee	4,520
Payable for daily variation margin on futures contracts	386
Other affiliated payables	975
Other payables and accrued expenses	262
Total liabilities		481,315

Net Assets		$ 9,689,647
Net Assets consist of:
Paid in capital		$ 9,278,030
Undistributed net investment income		74,405
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,988)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		361,200
Net Assets, for 874,992 shares outstanding		$ 9,689,647
Net Asset Value, offering price and redemption price per share ($9,689,647 ÷ 874,992 shares)		$ 11.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2012

Investment Income
Dividends		$ 1,310
Interest		232,522
Income from Fidelity Central Funds		3,081
Total income		236,913

Expenses
Management fee	$ 26,578
Transfer agent fees	4,990
Accounting and security lending fees	775
Custodian fees and expenses	164
Independent trustees' compensation	16
Registration fees	370
Audit	87
Legal	15
Interest	1
Miscellaneous	49
Total expenses before reductions	33,045
Expense Reduction	-	33,045
Net investment income (loss)		203,868
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,411
Fidelity Central Funds	12,621
Foreign currency transactions	(325)
Futures contracts	1,517
Swap agreements	32
Total net realized gain (loss)		27,256
Change in net unrealized appreciation (depreciation) on: Investment securities	182,405
Assets and liabilities in foreign currencies	109
Futures contracts	341
Swap agreements	33
Delayed delivery commitments	(350)
Total change in net unrealized appreciation (depreciation)		182,538
Net gain (loss)		209,794
Net increase (decrease) in net assets resulting from operations		$ 413,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 203,868	$ 391,404
Net realized gain (loss)	27,256	165,503
Change in net unrealized appreciation (depreciation)	182,538	(178,466)
Net increase (decrease) in net assets resulting from operations	413,662	378,441
Distributions to shareholders from net investment income	(187,453)	(412,484)
Distributions to shareholders from net realized gain	(10,074)	(192,709)
Total distributions	(197,527)	(605,193)
Share transactions Proceeds from sales of shares	1,458,951	2,907,663
Reinvestment of distributions	175,436	539,521
Cost of shares redeemed	(966,613)	(2,448,903)
Net increase (decrease) in net assets resulting from share transactions	667,774	998,281
Total increase (decrease) in net assets	883,909	771,529

Net Assets
Beginning of period	8,805,738	8,034,209
End of period (including undistributed net investment income of $74,405 and undistributed net investment income of $57,990, respectively)	$ 9,689,647	$ 8,805,738
Other Information Shares
Sold	132,388	260,152
Issued in reinvestment of distributions	15,862	48,946
Redeemed	(87,689)	(219,344)
Net increase (decrease)	60,561	89,754

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.09	$ 10.81	$ 8.72	$ 10.48	$ 10.64
Income from Investment Operations
Net investment income (loss) D	.239	.512	.579	.626	.583	.594
Net realized and unrealized gain (loss)	.253	(.006)	.469	2.074	(1.726)	(.032)
Total from investment operations	.492	.506	1.048	2.700	(1.143)	.562
Distributions from net investment income	(.220)	(.538)	(.548)	(.530)	(.557)	(.584)
Distributions from net realized gain	(.012)	(.248)	(.220)	(.080)	(.060)	(.138)
Total distributions	(.232)	(.786)	(.768)	(.610)	(.617)	(.722)
Net asset value, end of period	$ 11.07	$ 10.81	$ 11.09	$ 10.81	$ 8.72	$ 10.48
Total Return B, C	4.57%	4.64%	9.93%	31.77%	(11.37)%	5.44%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.70%	.71%	.74%	.73%	.73%
Expenses net of fee waivers, if any	.71% A	.70%	.71%	.74%	.73%	.73%
Expenses net of all reductions	.71% A	.70%	.71%	.74%	.73%	.73%
Net investment income (loss)	4.36% A	4.59%	5.22%	6.33%	5.89%	5.61%
Supplemental Data
Net assets, end of period (in millions)	$ 9,690	$ 8,806	$ 8,034	$ 7,229	$ 4,189	$ 5,257
Portfolio turnover rate F	140% A	229%	203%	202%	255%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial

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3. Significant Accounting Policies - continued

Security Valuation - continued

mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 577,637
Gross unrealized depreciation	(175,501)
Net unrealized appreciation (depreciation) on securities and other investments	$ 402,136

Tax cost	$ 9,351,717

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

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4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Restricted Securities - continued

transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 1,517	$ 341
Swap Agreements	32	33
Totals (a)	$ 1,549	$ 374

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded

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5. Derivative Instruments - continued

Swap Agreements - continued

as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,299,219 and $2,871,223, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $76.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $50,062. The weighted average interest rate was .66%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

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11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling three hundred seventy-six dollars for the period.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at June 30, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2012 by correspondence with the custodian, agent banks, and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 17, 2012

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

FIL Investments (Japan) Limited

Fidelity Investments Money Management Investments, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 24, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 24, 2012